UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2011

1.800346.107

PUR-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Delphi Corp. Class B (a)	315	$ 7,686
TRW Automotive Holdings Corp. (a)	145,100	8,252
		15,938
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	509,341	45,052
General Motors Co.	107,045	3,405
General Motors Co.:
warrants 7/10/16 (a)	97,314	2,208
warrants 7/10/19 (a)	97,314	1,622
		52,287
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	265,700	30,773
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc.	1,368,000	31,122
Las Vegas Sands Corp. (a)	580,000	24,093
McDonald's Corp.	628,900	51,281
Starbucks Corp.	1,318,300	48,500
Vail Resorts, Inc. (a)	815,227	39,661
		194,657
Household Durables - 0.2%
Lennar Corp. Class A	1,800,200	34,168
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	437,100	85,973
E-Commerce China Dangdang, Inc. ADR (f)	847,000	16,593
		102,566
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	6,162,400	145,125
Discovery Communications, Inc. (a)	909,400	39,613
Focus Media Holding Ltd. ADR (a)	1,247,400	38,981
HMH Holdings, Inc. (a)(s)	149,814	712
Kabel Deutschland Holding AG (a)	638,700	43,574
Legend Pictures LLC (a)(s)	46,667	35,000
The Walt Disney Co.	2,800,190	116,572
Time Warner, Inc.	1,532,300	55,822
Vertis Holdings, Inc. (a)	30,518	0
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	2,787,000	90,912
		566,333
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
PPR SA (f)	352,200	$ 61,287
Specialty Retail - 0.4%
China ZhengTong Auto Services Holdings Ltd.	3,194,000	3,680
Guess?, Inc.	598,000	27,341
Lumber Liquidators Holdings, Inc. (a)	350,000	9,440
Tiffany & Co., Inc.	436,400	33,018
		73,479
Textiles, Apparel & Luxury Goods - 1.3%
Compagnie Financiere Richemont SA Series A	533,720	34,793
LVMH Moet Hennessy - Louis Vuitton (f)	200,720	34,913
Phillips-Van Heusen Corp.	919,700	60,673
Polo Ralph Lauren Corp. Class A	781,200	99,033
Vera Bradley, Inc.	605,000	29,905
		259,317
TOTAL CONSUMER DISCRETIONARY		1,390,805
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	627,951	37,959
Dr Pepper Snapple Group, Inc.	1,795,675	73,982
Pernod-Ricard SA	697,400	70,385
The Coca-Cola Co.	4,436,900	296,429
		478,755
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	791,100	65,250
Droga Raia SA	864,006	15,334
Drogasil SA	4,059,200	28,826
Walgreen Co.	2,254,900	98,381
		207,791
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	1,077,800	88,778
Mead Johnson Nutrition Co. Class A	891,600	60,442
		149,220
Household Products - 0.1%
Colgate-Palmolive Co.	133,297	11,667
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	775,200	$ 79,466
Prestige Brands Holdings, Inc. (a)	2,182,251	28,173
		107,639
Tobacco - 1.8%
Japan Tobacco, Inc.	11,209	43,381
Lorillard, Inc.	364,400	42,008
Philip Morris International, Inc.	3,937,240	282,497
		367,886
TOTAL CONSUMER STAPLES		1,322,958
ENERGY - 9.7%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	1,060,200	78,381
Compagnie Generale de Geophysique SA (a)	551,300	20,711
Dresser-Rand Group, Inc. (a)	565,300	29,723
Halliburton Co.	2,260,700	113,374
Nabors Industries Ltd. (a)	965,600	26,931
National Oilwell Varco, Inc.	324,200	23,530
Noble Corp.	2,192,900	91,817
Oceaneering International, Inc.	240,800	19,625
Schlumberger Ltd.	866,100	74,242
Transocean Ltd. (United States)	1,115,000	77,281
		555,615
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc. (a)(j)	395,752	21,683
Apache Corp.	859,100	107,044
Chesapeake Energy Corp.	1,700,100	53,281
Chevron Corp.	1,858,500	194,975
ConocoPhillips	925,600	67,772
CVR Energy, Inc. (a)	548,700	11,995
El Paso Corp.	384,399	8,092
EV Energy Partners LP	549,800	30,431
Exxon Mobil Corp.	4,749,917	396,476
Kinder Morgan Holding Co. LLC	156,200	4,575
Marathon Oil Corp.	1,701,000	92,143
Massey Energy Co.	386,100	25,483
OAO Gazprom sponsored ADR	1,265,400	18,665
Occidental Petroleum Corp.	780,858	84,216
PT Bumi Resources Tbk	77,797,000	30,078
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	1,268,004	$ 90,574
Class B sponsored ADR	127,600	9,228
Tesoro Logistics LP	78,400	1,947
Valero Energy Corp.	3,596,200	98,896
Western Refining, Inc. (a)(f)	1,156,363	20,155
Williams Companies, Inc.	1,507,400	47,317
		1,415,026
TOTAL ENERGY		1,970,641
FINANCIALS - 8.0%
Capital Markets - 1.1%
Apollo Global Management LLC Class A	1,112,300	20,044
Evercore Partners, Inc. Class A	830,700	30,744
Goldman Sachs Group, Inc.	443,100	62,357
Invesco Ltd.	1,213,000	29,925
State Street Corp.	1,132,600	51,839
The Blackstone Group LP	1,134,400	19,557
UBS AG (NY Shares) (a)	530,200	10,243
		224,709
Commercial Banks - 2.8%
Banco ABC Brasil SA	2,387,000	18,238
BB&T Corp.	1,297,300	35,728
CIT Group, Inc. (a)	570,400	25,286
Comerica, Inc.	1,147,600	41,440
Credicorp Ltd. (NY Shares)	86,500	8,769
First Republic Bank (f)	400,000	12,900
Huntington Bancshares, Inc.	3,825,900	25,251
Regions Financial Corp.	7,261,900	51,269
SunTrust Banks, Inc.	1,076,300	30,276
U.S. Bancorp, Delaware	4,600,300	117,768
Wells Fargo & Co.	5,977,940	169,594
Zions Bancorporation	1,409,600	33,591
		570,110
Consumer Finance - 0.2%
Capital One Financial Corp.	382,100	20,763
SLM Corp.	500,000	8,520
		29,283
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.6%
Bank of America Corp.	357,046	$ 4,195
Citigroup, Inc.	6,458,640	265,773
JPMorgan Chase & Co.	5,834,523	252,285
NBH Holdings Corp. Class A (a)(h)	710,000	12,780
		535,033
Insurance - 0.9%
ACE Ltd.	510,100	35,105
Lincoln National Corp.	928,000	27,237
MetLife, Inc.	2,808,600	123,859
		186,201
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust	3,086,967	29,141
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	998,500	26,390
Iguatemi Empresa de Shopping Centers SA	432,700	11,111
		37,501
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	769,200	21,815
TOTAL FINANCIALS		1,633,793
HEALTH CARE - 7.5%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	1,500,000	11,235
Acorda Therapeutics, Inc. (a)	772,900	25,390
Amgen, Inc. (a)	428,800	25,960
Ardea Biosciences, Inc. (a)	271,200	6,777
Biogen Idec, Inc. (a)	772,000	73,132
BioMarin Pharmaceutical, Inc. (a)	1,286,300	36,312
Gilead Sciences, Inc. (a)	731,000	30,512
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	30,787
Theravance, Inc. (a)	1,285,600	33,593
United Therapeutics Corp. (a)	344,500	22,244
Vertex Pharmaceuticals, Inc. (a)	846,300	45,692
		341,634
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	865,200	51,497
C. R. Bard, Inc.	676,800	75,653
Covidien PLC	1,923,100	105,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	572,400	$ 50,789
William Demant Holding A/S (a)	734,500	69,454
		353,164
Health Care Providers & Services - 1.4%
Aetna, Inc.	583,700	25,496
CIGNA Corp.	2,155,900	107,558
Diagnosticos da America SA	1,141,000	16,205
Humana, Inc.	518,900	41,787
McKesson Corp.	866,100	74,147
Medco Health Solutions, Inc. (a)	401,700	24,046
		289,239
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,175,300	16,179
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	1,468,800	73,249
Bruker BioSciences Corp. (a)	1,272,900	25,102
Illumina, Inc. (a)	1,112,050	80,157
		178,508
Pharmaceuticals - 1.7%
Elan Corp. PLC sponsored ADR (a)	1,639,548	15,690
GlaxoSmithKline PLC sponsored ADR	1,472,200	63,982
Perrigo Co.	620,100	53,056
Pfizer, Inc.	4,562,000	97,855
Shire PLC sponsored ADR	465,200	44,468
Valeant Pharmaceuticals International, Inc. (Canada)	1,417,911	74,323
		349,374
TOTAL HEALTH CARE		1,528,098
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.9%
Bombardier, Inc. Class B (sub. vtg.)	7,711,800	53,723
Esterline Technologies Corp. (a)	248,000	18,754
GeoEye, Inc. (a)	491,600	16,306
Goodrich Corp.	593,400	51,798
Precision Castparts Corp.	511,600	80,372
Textron, Inc.	950,500	21,747
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,344,800	$ 104,935
United Technologies Corp.	2,798,800	245,651
		593,286
Airlines - 0.6%
Delta Air Lines, Inc. (a)	436,512	4,400
Southwest Airlines Co.	4,857,900	57,469
United Continental Holdings, Inc. (a)	2,111,900	51,002
		112,871
Building Products - 0.1%
A.O. Smith Corp.	562,350	23,321
Masonite Worldwide Holdings (a)	5,358	220
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	31
warrants 5/20/16 (a)	19,485	24
		23,596
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	470,000	11,557
Construction & Engineering - 0.6%
Fluor Corp.	947,300	65,297
Foster Wheeler AG (a)	400,000	13,704
MYR Group, Inc. (a)	225,000	5,074
Shaw Group, Inc. (a)	875,700	31,989
		116,064
Electrical Equipment - 0.4%
AMETEK, Inc.	1,078,000	46,882
Regal-Beloit Corp.	516,000	35,604
		82,486
Industrial Conglomerates - 1.4%
General Electric Co.	14,822,900	291,122
Machinery - 0.8%
Caterpillar, Inc.	166,400	17,605
Danaher Corp.	1,787,600	97,478
WABCO Holdings, Inc. (a)	581,600	39,869
Weg SA	911,700	10,405
		165,357
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	751,500	$ 59,594
Union Pacific Corp.	1,051,556	110,382
		169,976
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	2,000,000	57,000
TOTAL INDUSTRIALS		1,623,315
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.6%
Alcatel-Lucent SA sponsored ADR (a)	8,239,100	46,716
Juniper Networks, Inc. (a)	1,245,500	45,598
Motorola Mobility Holdings, Inc.	770,025	19,358
Motorola Solutions, Inc.	21,699	1,039
Polycom, Inc. (a)	789,000	45,296
QUALCOMM, Inc.	2,959,600	173,403
		331,410
Computers & Peripherals - 3.1%
Apple, Inc. (a)	1,530,400	532,319
Hewlett-Packard Co.	1,231,102	46,019
NetApp, Inc. (a)	1,037,100	56,802
		635,140
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	868,900	46,973
Arrow Electronics, Inc. (a)	715,300	31,924
E Ink Holdings, Inc. GDR (a)(h)	140,100	3,160
LG Display Co. Ltd. sponsored ADR (f)	913,000	15,165
		97,222
Internet Software & Services - 0.8%
Baidu.com, Inc. sponsored ADR (a)	213,200	28,933
Demand Media, Inc. (f)	1,254,966	19,088
Facebook, Inc. Class B (s)	881,260	22,032
LinkedIn Corp. (a)	34,100	2,782
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	19,894
GDR (Reg. S) (a)	289,900	9,944
Phoenix New Media Ltd. ADR	276,600	3,184
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	847,000	$ 37,268
Renren, Inc. ADR	1,565,000	20,110
		163,235
IT Services - 1.7%
Accenture PLC Class A	1,779,400	102,120
Atos Origin SA (a)	690,586	40,378
Cognizant Technology Solutions Corp. Class A (a)	2,299,000	174,816
ServiceSource International, Inc. (f)	448,000	8,714
Visa, Inc. Class A	250,700	20,322
		346,350
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	880,900	29,766
Freescale Semiconductor Holdings I Ltd.	1,465,000	27,103
NVIDIA Corp. (a)	2,393,696	47,970
PMC-Sierra, Inc. (a)	1,372,700	10,762
Spansion, Inc. Class A (a)	64,190	1,286
Teradyne, Inc. (a)	1,291,200	20,672
		137,559
Software - 3.4%
ANSYS, Inc. (a)	647,700	37,159
AsiaInfo Holdings, Inc. (a)	498,800	8,943
BMC Software, Inc. (a)	806,800	45,044
Check Point Software Technologies Ltd. (a)	1,219,300	66,964
CommVault Systems, Inc. (a)	1,177,500	48,678
Fortinet, Inc. (a)	384,253	18,632
Informatica Corp. (a)	885,630	51,951
Intuit, Inc. (a)	542,000	29,252
Kenexa Corp. (a)	717,400	22,684
Oracle Corp.	5,270,700	180,363
Rovi Corp. (a)	1,053,000	61,032
salesforce.com, Inc. (a)	332,200	50,581
Solera Holdings, Inc.	643,700	38,036
VMware, Inc. Class A (a)	352,300	34,286
		693,605
TOTAL INFORMATION TECHNOLOGY		2,404,521
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	332,500	$ 31,617
Arkema SA	311,800	34,169
Ashland, Inc.	836,600	57,173
CF Industries Holdings, Inc.	454,600	69,908
Lanxess AG	495,500	42,765
LyondellBasell Industries NV Class A	1,002,794	43,932
Solutia, Inc. (a)	1,447,600	36,147
Tronox, Inc.	23,603	2,931
		318,642
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A (f)	370,300	28,450
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	1,763,200	81,037
Goldcorp, Inc.	1,747,900	87,418
MacArthur Coal Ltd.	2,797,302	35,536
Newcrest Mining Ltd.	2,628,235	111,389
Walter Energy, Inc.	338,000	42,098
		357,478
TOTAL MATERIALS		704,570
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc.	361,900	28,254
CenturyLink, Inc.	34	1
		28,255
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	565,300	31,363
TOTAL TELECOMMUNICATION SERVICES		59,618
UTILITIES - 0.7%
Electric Utilities - 0.2%
PPL Corp.	1,739,500	49,037
Gas Utilities - 0.3%
Energen Corp.	378,600	23,575
ONEOK, Inc.	424,700	30,192
		53,767
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	3,503,800	$ 36,173
TOTAL UTILITIES		138,977
TOTAL COMMON STOCKS (Cost $10,141,204)		12,777,296
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	184,400	9,238
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	4,311
Chesapeake Energy Corp. 5.00%	18,580	1,845
		6,156
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (h)	239,300	3,182
Citigroup, Inc. 7.50%	59,300	7,146
		10,328
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. 6.50%	113,000	5,961
TOTAL FINANCIALS		16,289
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(s)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,900	5,704
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	$ 6,208
PPL Corp. 8.75%	108,000	5,913
		12,121
TOTAL CONVERTIBLE PREFERRED STOCKS		50,502
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	511,350	35,548
Volkswagen AG	486,000	86,282
		121,830
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I 8.125%	377,872	9,927
GMAC LLC 7.00% (h)	11,951	11,473
		21,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS		143,230
TOTAL PREFERRED STOCKS (Cost $143,692)		193,732
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 7,050	6,286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 504	$ 348
3.5% 1/15/31 (h)	3,727	2,575
		2,923
TOTAL CONSUMER DISCRETIONARY		9,209
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15 (j)	1,350	1,752
Peabody Energy Corp. 4.75% 12/15/66	6,300	7,938
		9,690
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (h)	2,860	2,969
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,391
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	4,025
TOTAL CONVERTIBLE BONDS		30,284
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	5,187	5,259
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,815
6.125% 5/15/21 (h)	1,690	1,694
Exide Technologies 8.625% 2/1/18 (h)	825	866
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (h)(j)	$ 1,930	$ 1,978
Tenneco, Inc. 6.875% 12/15/20	2,415	2,475
		14,087
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,119
6.625% 10/1/28	2,355	2,384
7.45% 7/16/31	665	755
General Motors Corp.:
6.75% 5/1/28 (d)	390	7
7.125% 7/15/13 (d)	1,135	19
7.2% 1/15/11 (d)	2,855	49
7.4% 9/1/25 (d)	195	3
7.7% 4/15/16 (d)	705	12
8.25% 7/15/23 (d)	5,475	94
8.375% 7/15/33 (d)	16,800	287
		5,729
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (h)	1,745	1,732
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(n)	13,000	13,780
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	3,096
Ameristar Casinos, Inc. 7.5% 4/15/21 (h)	2,810	2,929
Chukchansi Economic Development Authority:
3.917% 11/15/12 (h)(n)	1,140	938
8% 11/15/13 (h)	1,890	1,559
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (h)	2,105	2,158
Landry's Restaurants, Inc. 11.625% 12/1/15	760	821
MCE Finance Ltd. 10.25% 5/15/18	4,620	5,336
MGM Mirage, Inc.:
5.875% 2/27/14	4,008	3,968
6.625% 7/15/15	2,080	2,023
6.75% 4/1/13	80	82
7.5% 6/1/16	5,580	5,441
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
9% 3/15/20	$ 1,770	$ 1,974
11.125% 11/15/17	5,175	5,990
13% 11/15/13	5,000	6,025
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,145
NCL Corp. Ltd. 9.5% 11/15/18 (h)	565	609
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	1,075
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	258
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,657
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	1
7.75% 8/15/16 (d)	1,735	0*
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	226
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,282	698
		48,009
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	9,277	10,078
5.875% 1/15/36	2,020	1,955
6.375% 6/15/14	1,380	1,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	1,140	1,174
9% 4/15/19 (h)	1,305	1,380
Whirlpool Corp. 6.125% 6/15/11	1,155	1,157
		17,283
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (h)	2,131	2,067
10.625% 3/15/19 (h)	1,800	1,791
		3,858
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	923
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(n)	$ 5,995	$ 6,385
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	1,095	1,166
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,955
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)(n)	520	543
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	845
Clear Channel Communications, Inc.:
4.9% 5/15/15	765	658
5% 3/15/12	4,405	4,416
5.5% 9/15/14	4,055	3,720
5.5% 12/15/16	1,330	958
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	780	850
Series B, 9.25% 12/15/17	3,120	3,409
Comcast Corp.:
4.95% 6/15/16	1,742	1,913
5.15% 3/1/20	595	640
5.7% 5/15/18	10,139	11,357
6.4% 3/1/40	2,111	2,301
6.45% 3/15/37	1,033	1,123
COX Communications, Inc. 4.625% 6/1/13	2,632	2,801
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,750
6.35% 6/1/40	3,224	3,476
DISH DBS Corp. 6.75% 6/1/21 (h)	3,515	3,550
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,195
Entravision Communication Corp. 8.75% 8/1/17	1,625	1,727
Gray Television, Inc. 10.5% 6/29/15	990	1,052
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	499
Lamar Media Corp. 7.875% 4/15/18	1,400	1,505
Liberty Media Corp. 8.25% 2/1/30	889	866
NBC Universal, Inc.:
3.65% 4/30/15 (h)	4,663	4,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (h)	$ 4,917	$ 5,231
6.4% 4/30/40 (h)	4,249	4,617
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,681
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,979
7% 1/15/14 pay-in-kind	6,023	6,031
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (h)	3,165	3,402
11.5% 5/1/16	1,947	2,302
11.625% 2/1/14	1,171	1,379
Radio One, Inc. 15% 5/11/16 pay-in-kind (h)(n)	4,178	4,286
Rainbow National Services LLC 10.375% 9/1/14 (h)	7,775	8,047
Satmex Escrow SA de CV 9.5% 5/15/17 (h)	475	485
Sheridan Group, Inc. 12.5% 4/15/14 (h)	1,825	1,738
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,377
5.85% 5/1/17	2,500	2,797
6.2% 7/1/13	2,154	2,369
6.75% 7/1/18	1,087	1,264
Time Warner, Inc.:
3.15% 7/15/15	362	373
5.875% 11/15/16	3,112	3,562
6.2% 3/15/40	2,618	2,728
6.5% 11/15/36	2,633	2,838
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	5,860	5,538
Univision Communications, Inc.:
6.875% 5/15/19 (h)	2,230	2,230
7.875% 11/1/20 (h)	1,640	1,738
Videotron Ltd. 9.125% 4/15/18	5,565	6,247
		163,725
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (h)	565	588
Claire's Stores, Inc. 9.25% 6/1/15	780	774
Limited Brands, Inc. 6.625% 4/1/21	300	311
Michaels Stores, Inc. 7.75% 11/1/18 (h)	1,665	1,707
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
8.625% 8/15/13	$ 1,511	$ 1,534
9% 3/15/18	1,000	1,065
Staples, Inc. 7.375% 10/1/12	757	813
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,430	3,859
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,357
		19,496
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19 (h)	605	622
TOTAL CONSUMER DISCRETIONARY		288,321
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,020
5.375% 11/15/14	5,671	6,350
Diageo Capital PLC 5.2% 1/30/13	3,201	3,428
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	2,974
		14,772
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	5,719	5,625
6.302% 6/1/37 (n)	597	591
Rite Aid Corp.:
7.5% 3/1/17	13,280	13,280
10.375% 7/15/16	5,420	5,854
		25,350
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	483
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,051
5.625% 11/1/11	437	446
6.5% 8/11/17	6,561	7,705
6.75% 2/19/14	318	361
		15,046
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	$ 446	$ 520
9.7% 11/10/18	14,772	19,727
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,212
7.25% 6/15/37	6,101	6,821
		30,280
TOTAL CONSUMER STAPLES		85,448
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (h)	1,435	1,485
DCP Midstream LLC 5.35% 3/15/20 (h)	5,028	5,372
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,752
6.5% 4/1/20	1,008	1,157
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	7,200	7,020
Forbes Energy Services Ltd. 9% 6/15/19 (h)(j)	1,385	1,388
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	860	912
Noble Holding International Ltd. 3.45% 8/1/15	863	897
Oil States International, Inc. 6.5% 6/1/19 (h)	1,420	1,429
Precision Drilling Corp. 6.625% 11/15/20 (h)	1,580	1,635
Pride International, Inc. 6.875% 8/15/20	1,355	1,602
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	630	668
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,728
5.15% 3/15/13	2,110	2,241
		33,286
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,915	2,941
6.25% 6/1/21 (j)	1,675	1,704
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	749
6.375% 9/15/17	9,475	10,894
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ATP Oil & Gas Corp. 11.875% 5/1/15	$ 9,495	$ 9,851
BW Group Ltd. 6.625% 6/28/17 (h)	2,741	2,770
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)	635	664
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,621
5.7% 5/15/17	392	452
ConocoPhillips 5.75% 2/1/19	7,588	8,844
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	862
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,156
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,100
9% 10/15/14 (h)	1,155	1,221
Duke Capital LLC 6.25% 2/15/13	589	637
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,263
6.45% 11/3/36 (h)	3,753	4,020
El Paso Natural Gas Co. 5.95% 4/15/17	867	989
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,996
Enterprise Products Operating LP:
5.6% 10/15/14	660	737
5.65% 4/1/13	410	442
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (h)	1,715	1,784
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,581	3,739
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	358
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (h)	1,820	1,806
Marathon Petroleum Corp. 5.125% 3/1/21 (h)	3,001	3,130
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,254
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	2,904
6.85% 1/15/40 (h)	6,648	7,923
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,867
Nexen, Inc.:
5.2% 3/10/15	842	925
5.875% 3/10/35	2,365	2,323
6.2% 7/30/19	825	938
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 4,230	$ 4,374
NGPL PipeCo LLC 6.514% 12/15/12 (h)	3,302	3,482
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,070
5.75% 1/20/20	10,133	10,747
6.875% 1/20/40	1,057	1,147
7.875% 3/15/19	5,564	6,713
Petroleos Mexicanos 6% 3/5/20	879	952
Petroleum Development Corp. 12% 2/15/18	4,240	4,770
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	144
4.25% 9/1/12	663	688
5% 2/1/21	1,642	1,708
6.125% 1/15/17	1,880	2,124
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	1,661	1,821
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,685
5.5% 9/30/14 (h)	3,880	4,229
5.832% 9/30/16 (h)	1,046	1,141
6.332% 9/30/27 (h)	5,710	6,132
6.75% 9/30/19 (h)	2,367	2,716
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,671
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,713
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,171
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	535
Spectra Energy Capital, LLC 5.65% 3/1/20	421	461
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,368
6.85% 6/1/39	6,550	7,685
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,904
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,101
Western Gas Partners LP 5.375% 6/1/21	5,617	5,808
XTO Energy, Inc.:
4.9% 2/1/14	364	400
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5% 1/31/15	$ 1,031	$ 1,157
5.65% 4/1/16	707	823
		200,176
TOTAL ENERGY		233,462
FINANCIALS - 3.5%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,893	9,830
BlackRock, Inc. 4.25% 5/24/21	980	978
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	6,020
5.95% 1/18/18	3,697	4,005
6% 6/15/20	5,000	5,373
6.15% 4/1/18	1,544	1,693
6.75% 10/1/37	4,509	4,531
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	812	819
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,738
Lazard Group LLC:
6.85% 6/15/17	3,573	3,999
7.125% 5/15/15	1,276	1,438
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,315	4,594
6.4% 8/28/17	3,463	3,886
6.875% 4/25/18	4,526	5,158
Morgan Stanley:
4% 7/24/15	883	914
4.75% 4/1/14	2,291	2,416
5.45% 1/9/17	1,300	1,402
5.625% 9/23/19	1,659	1,732
5.75% 1/25/21	4,000	4,183
5.95% 12/28/17	510	560
6% 5/13/14	3,192	3,504
6% 4/28/15	1,932	2,144
6.625% 4/1/18	1,161	1,307
7.3% 5/13/19	4,941	5,690
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,606
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc. 4.3% 5/15/14	$ 4,756	$ 5,162
UBS AG Stamford Branch 3.875% 1/15/15	8,000	8,451
		99,133
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	13,137	13,891
6.1% 6/15/17	522	574
CIT Group, Inc.:
7% 5/1/15	14,251	14,357
7% 5/1/16	5,173	5,186
7% 5/1/17	20,375	20,426
Credit Suisse New York Branch 6% 2/15/18	10,887	11,983
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (h)(n)	3,496	3,452
Discover Bank:
7% 4/15/20	2,178	2,483
8.7% 11/18/19	1,651	2,060
Export-Import Bank of Korea:
5.25% 2/10/14 (h)	333	358
5.5% 10/17/12	2,091	2,200
Fifth Third Bancorp:
3.625% 1/25/16	2,893	2,959
4.5% 6/1/18	418	417
8.25% 3/1/38	3,116	3,887
Fifth Third Bank 4.75% 2/1/15	680	723
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	2,100	2,084
HBOS PLC 6.75% 5/21/18 (h)	408	412
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,572
JPMorgan Chase Bank 6% 10/1/17	1,942	2,183
KeyBank NA:
5.45% 3/3/16	1,877	2,050
5.8% 7/1/14	4,250	4,681
KeyCorp. 5.1% 3/24/21	2,604	2,710
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (n)	547	547
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,627
5% 1/17/17	3,592	3,908
5.25% 9/4/12	1,524	1,586
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 4,710	$ 4,398
7.5% 5/15/18	2,851	3,086
Regions Financial Corp.:
0.4785% 6/26/12 (n)	461	448
5.75% 6/15/15	996	1,018
7.75% 11/10/14	4,550	4,988
SunTrust Banks, Inc. 3.6% 4/15/16	4,440	4,546
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(n)	1,837	1,841
UnionBanCal Corp. 5.25% 12/16/13	614	663
Wachovia Bank NA:
4.8% 11/1/14	509	552
4.875% 2/1/15	1,305	1,414
Wachovia Corp.:
5.625% 10/15/16	3,151	3,520
5.75% 6/15/17	1,728	1,963
Wells Fargo & Co.:
3.625% 4/15/15	3,029	3,197
3.676% 6/15/16	2,210	2,297
		143,247
Consumer Finance - 0.5%
Ally Financial, Inc. 6.25% 12/1/17 (h)	1,800	1,832
Discover Financial Services:
6.45% 6/12/17	9,507	10,697
10.25% 7/15/19	797	1,063
Ford Motor Credit Co. LLC:
5.75% 2/1/21	2,610	2,613
8.125% 1/15/20	5,000	5,872
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,238
2.95% 5/9/16	1,152	1,156
3.5% 6/29/15	1,191	1,247
5.625% 9/15/17	17,812	19,907
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,377
6.875% 8/28/12	3,685	3,865
8% 11/1/31	2,570	2,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC:
6% 12/15/11	$ 880	$ 898
6.75% 12/1/14	2,355	2,508
6.875% 9/15/11	1,365	1,382
8% 12/31/18	5,795	6,389
8% 11/1/31	19,846	21,979
Household Finance Corp. 6.375% 10/15/11	1,724	1,762
HSBC Finance Corp. 5.9% 6/19/12	789	830
SLM Corp.:
0.5038% 10/25/11 (n)	5,381	5,368
8.45% 6/15/18	5,435	6,128
		103,931
Diversified Financial Services - 0.8%
Bank of America Corp. 5.75% 12/1/17	5,195	5,634
BP Capital Markets PLC:
3.125% 10/1/15	894	916
3.625% 5/8/14	5,608	5,900
4.5% 10/1/20	888	909
4.742% 3/11/21	4,210	4,357
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,499
Capital One Capital V 10.25% 8/15/39	3,798	4,040
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,460	1,548
8.125% 4/30/20	3,485	3,768
CDW LLC/CDW Finance Corp. 8% 12/15/18 (h)	2,090	2,236
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,686
Citigroup, Inc.:
4.75% 5/19/15	9,415	10,101
5.5% 4/11/13	6,263	6,699
6.125% 5/15/18	10,485	11,697
6.5% 8/19/13	19,106	21,005
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)	3,445	3,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,835
JPMorgan Chase & Co.:
3.4% 6/24/15	877	907
4.625% 5/10/21	5,000	5,018
4.65% 6/1/14	6,500	7,037
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
6.3% 4/23/19	$ 2,800	$ 3,198
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	4,998
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,905	3,196
11.5% 8/1/15 (h)(j)	640	704
ORIX Corp. 5.48% 11/22/11	227	231
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,010	1,058
5.5% 1/15/14 (h)	644	693
5.7% 4/15/17 (h)	1,572	1,649
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	1,485	1,530
8.25% 2/15/21 (h)	1,485	1,504
TECO Finance, Inc.:
4% 3/15/16	1,242	1,300
5.15% 3/15/20	1,894	2,032
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,620
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,930	4,520
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	4,988
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(n)	8,045	9,500
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(n)	2,951	3,084
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(n)	961	971
		163,056
Insurance - 0.4%
Aon Corp.:
3.125% 5/27/16	2,604	2,617
3.5% 9/30/15	2,415	2,494
5% 9/30/20	2,329	2,411
6.25% 9/30/40	1,570	1,691
Assurant, Inc. 5.625% 2/15/14	1,772	1,904
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	358
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)	1,381	1,450
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	285
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
HUB International Holdings, Inc. 9% 12/15/14 (h)	$ 3,710	$ 3,840
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	5,635	5,539
6.5% 3/15/35 (h)	551	554
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)	4,201	6,056
MetLife, Inc.:
2.375% 2/6/14	1,319	1,346
5% 6/15/15	686	754
5.875% 2/6/41	1,540	1,621
6.125% 12/1/11	583	599
6.75% 6/1/16	3,874	4,576
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	351
5.125% 6/10/14 (h)	3,462	3,791
Monumental Global Funding II 5.65% 7/14/11 (h)	1,531	1,537
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,178
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,564
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,353	3,705
Pacific Life Global Funding 5.15% 4/15/13 (h)	3,138	3,337
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,409
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,844
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,635
5.15% 1/15/13	2,369	2,506
7.375% 6/15/19	1,880	2,255
8.875% 6/15/38 (n)	1,751	2,127
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(n)	437	427
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,920
Unum Group:
5.625% 9/15/20	2,719	2,885
7.125% 9/30/16	803	935
USI Holdings Corp. 4.1358% 11/15/14 (h)(n)	2,920	2,796
		85,297
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	230
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12	$ 1,169	$ 1,202
BRE Properties, Inc. 5.5% 3/15/17	903	994
Camden Property Trust:
5.375% 12/15/13	2,150	2,316
5.875% 11/30/12	395	419
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,318	2,317
5.375% 10/15/12	2,926	3,031
7.5% 4/1/17	3,456	4,015
Duke Realty LP:
4.625% 5/15/13	741	779
5.875% 8/15/12	71	75
Equity One, Inc.:
6% 9/15/17	522	559
6.25% 12/15/14	924	1,013
6.25% 1/15/17	291	316
Federal Realty Investment Trust:
5.4% 12/1/13	257	278
5.9% 4/1/20	1,287	1,430
6% 7/15/12	2,719	2,859
6.2% 1/15/17	365	416
HRPT Properties Trust:
5.75% 11/1/15	524	567
6.25% 6/15/17	726	803
6.65% 1/15/18	490	553
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (h)	1,885	1,885
7% 1/15/16	4,090	4,218
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,147
Washington (REIT):
5.25% 1/15/14	440	475
5.95% 6/15/11	3,403	3,408
		40,305
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,613
Arden Realty LP 5.2% 9/1/11	1,241	1,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 5,000	$ 5,070
6.125% 4/15/20	1,703	1,842
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	129
5.75% 4/1/12	1,747	1,811
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	945
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,578
5.25% 3/15/21	2,876	2,925
Duke Realty LP:
5.4% 8/15/14	596	647
5.5% 3/1/16	2,930	3,180
5.625% 8/15/11	5,671	5,721
6.75% 3/15/20	517	592
8.25% 8/15/19	1,710	2,106
ERP Operating LP:
4.75% 7/15/20	3,638	3,771
5.5% 10/1/12	279	295
Liberty Property LP:
4.75% 10/1/20	5,547	5,664
5.125% 3/2/15	951	1,041
5.5% 12/15/16	1,396	1,543
Mack-Cali Realty LP 7.75% 8/15/19	957	1,179
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,407
Realogy Corp.:
7.875% 2/15/19 (h)	2,110	2,128
11.5% 4/15/17 (h)	4,960	5,245
Regency Centers LP:
4.95% 4/15/14	360	383
5.25% 8/1/15	1,257	1,370
5.875% 6/15/17	639	721
Simon Property Group LP:
4.2% 2/1/15	1,785	1,923
6.75% 5/15/14	4,302	4,891
Tanger Properties LP:
6.125% 6/1/20	4,914	5,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 873	$ 980
Ventas Realty LP Series 1, 6.5% 6/1/16	660	683
		70,149
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.875% 1/5/21	7,170	7,646
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,650
		12,326
TOTAL FINANCIALS		717,444
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	832
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (h)	1,235	1,263
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,115
6.3% 8/15/14	2,132	2,297
DaVita, Inc.:
6.375% 11/1/18	1,795	1,835
6.625% 11/1/20	1,555	1,592
Express Scripts, Inc.:
3.125% 5/15/16	4,847	4,899
6.25% 6/15/14	1,491	1,685
HCA Holdings, Inc. 7.75% 5/15/21 (h)	22,640	23,546
HCA, Inc.:
7.875% 2/15/20	4,825	5,289
9.25% 11/15/16	7,940	8,476
9.875% 2/15/17	850	951
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (h)	5,025	5,057
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,624
4.125% 9/15/20	3,728	3,692
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Multiplan, Inc. 9.875% 9/1/18 (h)	$ 3,385	$ 3,656
Rotech Healthcare, Inc. 10.5% 3/15/18 (h)	960	955
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	670
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(n)	4,790	4,945
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,129
9% 5/1/15	1,002	1,087
9.875% 7/1/14	4,690	5,112
10% 5/1/18	5,002	5,727
UHS Escrow Corp. 7% 10/1/18	420	439
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,255
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (h)	1,495	1,540
Vanguard Health Systems, Inc. 0% 2/1/16 (h)	4,990	3,219
		105,792
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (h)	1,900	2,000
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,863
Roche Holdings, Inc. 5% 3/1/14 (h)	2,224	2,443
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)	3,695	3,732
6.75% 10/1/17 (h)	1,330	1,310
6.75% 8/15/21 (h)	8,380	8,129
7% 10/1/20 (h)	1,775	1,748
7.25% 7/15/22 (h)	5,905	5,846
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,073
		28,144
TOTAL HEALTH CARE		136,031
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	669
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	841
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.375% 6/1/19 (h)	$ 3,650	$ 4,198
6.4% 12/15/11 (h)	482	497
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,887
7.625% 2/1/18	1,830	1,901
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (h)	645	671
7.125% 3/15/21 (h)	645	672
		13,336
Air Freight & Logistics - 0.1%
CEVA Logistics:
8.375% 12/1/17 (h)	6,325	6,610
11.5% 4/1/18 (h)	5,680	6,234
		12,844
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	66
9.798% 4/1/21	5,597	5,877
6.648% 3/15/19	2,415	2,554
6.9% 7/2/19	711	754
7.339% 4/19/14	1,350	1,350
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	872	935
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,532	1,471
8.36% 1/20/19	1,150	1,213
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,066
		15,321
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	2,935	2,950
Masonite International Corp. 8.25% 4/15/21 (h)	580	580
		3,530
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(n)	$ 2,045	$ 2,099
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,141
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,609
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,063
International Lease Finance Corp.:
5.625% 9/20/13	150	155
5.65% 6/1/14	4,439	4,550
5.75% 5/15/16	1,840	1,851
5.875% 5/1/13	895	931
6.25% 5/15/19	3,035	3,043
6.625% 11/15/13	8,252	8,706
6.75% 9/1/16 (h)	2,415	2,614
7.125% 9/1/18 (h)	7,560	8,297
8.25% 12/15/20	3,190	3,581
8.625% 9/15/15	4,640	5,139
		46,779
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,296
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,532
13.5% 12/1/15 pay-in-kind (h)	774	846
		11,674
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18	280	311
Briggs & Stratton Corp. 6.875% 12/15/20	920	971
Navistar International Corp. 8.25% 11/1/21	1,735	1,913
		3,195
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,066
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	1,625	1,629
8.875% 11/1/17	1,420	1,519
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	516
		4,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (h)	$ 2,305	$ 2,334
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18 (h)	3,075	3,413
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	3,613
		7,026
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	889
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	7,087
		7,976
TOTAL INDUSTRIALS		128,745
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,845	5,721
10.125% 11/1/15 pay-in-kind (n)	8,048	8,360
EH Holding Corp.:
6.5% 6/15/19 (h)(j)	7,595	7,699
7.625% 6/15/21 (h)(j)	5,435	5,571
Lucent Technologies, Inc.:
6.45% 3/15/29	16,060	14,735
6.5% 1/15/28	1,025	940
		43,026
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (h)	3,680	3,717
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	4,012
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,260
6% 10/1/12	3,594	3,827
6.55% 10/1/17	815	967
		12,066
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	2,730	2,812
First Data Corp. 7.375% 6/15/19 (h)	3,295	3,353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
4.875% 1/15/14	$ 12,355	$ 12,602
7.625% 11/15/20	1,730	1,799
Telcordia Technologies, Inc. 11% 5/1/18 (h)	1,665	1,881
		22,447
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	538
5.5% 5/15/12	1,485	1,550
		2,088
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (h)	4,030	4,493
10.125% 12/15/16	7,080	7,593
10.125% 3/15/18 (h)	7,790	8,832
NXP BV/NXP Funding LLC:
3.028% 10/15/13 (n)	621	615
9.75% 8/1/18 (h)	1,480	1,698
Spansion LLC:
7.875% 11/15/17 (h)	1,150	1,190
11.25% 1/15/16 (d)(h)	905	203
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,514
		27,138
TOTAL INFORMATION TECHNOLOGY		110,482
MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (h)	515	520
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,351
7.6% 5/15/14	7,168	8,358
Georgia Gulf Corp. 9% 1/15/17 (h)	3,040	3,367
		15,596
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	$ 1,640	$ 1,710
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	2,040	2,111
Owens-Illinois, Inc. 7.8% 5/15/18	350	384
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (h)	2,340	2,404
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	378
		6,987
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,429
Aperam:
7.375% 4/1/16 (h)	460	472
7.75% 4/1/18 (h)	375	386
ArcelorMittal SA 3.75% 3/1/16	1,466	1,489
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,210
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	859
Calcipar SA 6.875% 5/1/18 (h)	720	738
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,179	1,262
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,570
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)	8,300	8,445
6.875% 2/1/18 (h)	2,890	2,984
7% 11/1/15 (h)	3,575	3,722
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	1,089
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	6,540	6,736
Novelis, Inc. 8.375% 12/15/17	2,095	2,278
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,415
Severstal Columbus LLC 10.25% 2/15/18	4,670	5,207
United States Steel Corp. 6.65% 6/1/37	3,880	3,521
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,461
		53,273
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	4,930	5,448
Clearwater Paper Corp. 7.125% 11/1/18 (h)	485	506
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Mercer International, Inc. 9.5% 12/1/17	$ 1,195	$ 1,310
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (n)	1,015	964
		8,228
TOTAL MATERIALS		85,971
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,078
6.3% 1/15/38	5,000	5,347
6.8% 5/15/36	8,428	9,490
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,621
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,484
7.6% 9/15/39	4,200	4,296
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	12,160	13,346
Frontier Communications Corp. 8.25% 4/15/17	2,710	2,981
Intelsat Ltd. 11.25% 6/15/16	9,660	10,240
Sprint Capital Corp.:
6.875% 11/15/28	21,910	21,279
6.9% 5/1/19	14,150	14,787
8.375% 3/15/12	7,330	7,678
Telecom Italia Capital SA:
4.95% 9/30/14	2,973	3,148
5.25% 10/1/15	2,367	2,509
6.999% 6/4/18	6,391	7,157
7.175% 6/18/19	712	808
Telefonica Emisiones SAU:
5.134% 4/27/20	713	728
5.462% 2/16/21	3,562	3,700
6.421% 6/20/16	684	774
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,200
6.25% 4/1/37	3,729	4,039
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,585
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	$ 1,860	$ 1,976
11.75% 7/15/17 (h)	6,720	7,812
Windstream Corp. 7.5% 4/1/23	3,750	3,853
		139,916
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	999	1,051
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,000	4,380
Cricket Communications, Inc. 7.75% 10/15/20 (h)	740	730
Crown Castle International Corp. 9% 1/15/15	2,955	3,280
Digicel Group Ltd.:
8.875% 1/15/15 (h)	6,915	7,140
12% 4/1/14 (h)	3,990	4,648
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,910
5.875% 10/1/19	6,223	6,957
6.35% 3/15/40	1,699	1,825
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)	10,040	10,090
7.5% 4/1/21 (h)	5,500	5,528
8.5% 11/1/19	2,455	2,627
9.5% 6/15/16	4,745	4,977
Nextel Communications, Inc.:
5.95% 3/15/14	830	836
6.875% 10/31/13	4,380	4,418
7.375% 8/1/15	11,630	11,703
NII Capital Corp. 7.625% 4/1/21	5,895	6,234
Vodafone Group PLC:
5% 12/16/13	2,129	2,322
5.5% 6/15/11	1,626	1,629
		87,285
TOTAL TELECOMMUNICATION SERVICES		227,201
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	2,739	2,669
Ameren Illinois Co. 6.125% 11/15/17	243	280
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17	$ 2,769	$ 3,229
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,153
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,054
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,104	3,140
6.4% 9/15/20 (h)	7,663	8,044
Edison International 3.75% 9/15/17	3,169	3,198
Edison Mission Energy 7% 5/15/17	510	422
EDP Finance BV:
4.9% 10/1/19 (h)	1,300	1,171
6% 2/2/18 (h)	2,212	2,152
Enel Finance International SA 5.7% 1/15/13 (h)	282	300
FirstEnergy Corp. 7.375% 11/15/31	5,609	6,521
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,357
6.05% 8/15/21	3,924	4,315
Intergen NV 9% 6/30/17 (h)	7,015	7,559
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,120
LG&E and KU Energy LLC:
2.125% 11/15/15 (h)	3,576	3,485
3.75% 11/15/20 (h)	704	671
Mirant Americas Generation LLC 8.5% 10/1/21	6,695	6,913
Nevada Power Co.:
6.5% 5/15/18	5,100	5,981
6.5% 8/1/18	531	623
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	3,645	4,101
Pennsylvania Electric Co. 6.05% 9/1/17	450	503
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,385
Progress Energy, Inc.:
4.4% 1/15/21	5,862	6,023
6% 12/1/39	3,060	3,333
Sierra Pacific Power Co. 5.45% 9/1/13	527	574
Tampa Electric Co. 6.15% 5/15/37	3,871	4,388
		95,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	$ 260	$ 298
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	988
		1,286
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	4,660	5,044
Calpine Corp. 7.875% 1/15/23 (h)	12,985	13,569
Duke Capital LLC 5.668% 8/15/14	1,905	2,121
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,684
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,448
11% 10/1/21 (h)	6,978	7,118
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,435
5.35% 1/15/14	900	978
GenOn Energy, Inc. 9.875% 10/15/20	2,325	2,453
TXU Corp.:
6.5% 11/15/24	3,915	2,075
6.55% 11/15/34	2,965	1,542
		54,467
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,033
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,469	13,334
7.5% 6/30/66 (n)	1,102	1,168
DTE Energy Co. 7.05% 6/1/11	912	912
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,684
6.5% 9/15/37	1,418	1,639
National Grid PLC 6.3% 8/1/16	376	434
NiSource Finance Corp.:
5.25% 9/15/17	497	544
5.4% 7/15/14	1,249	1,378
5.45% 9/15/20	598	641
6.25% 12/15/40	1,190	1,266
6.4% 3/15/18	1,230	1,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19	$ 2,710	$ 3,168
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	2,776	2,811
		33,423
TOTAL UTILITIES		184,840
TOTAL NONCONVERTIBLE BONDS		2,197,945
TOTAL CORPORATE BONDS (Cost $2,044,764)		2,228,229
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	29,213
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	46,242	49,791
2.125% 2/15/40	105,384	113,685
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		163,476
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds 4.75% 2/15/41	110,954	121,148
U.S. Treasury Notes:
1% 10/31/11	120,000	120,436
1% 5/15/14 (f)(l)	633,508	637,697
1.75% 5/31/16	105,168	105,480
2.375% 5/31/18	19,921	19,918
3.125% 4/30/17	335,000	355,833
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 217,530	$ 218,890
3.625% 2/15/21	41,566	43,709
TOTAL U.S. TREASURY OBLIGATIONS		1,623,111
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,797,444)		1,815,800
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.0%
2.589% 6/1/36 (n)	165	172
3.5% 11/1/25 to 11/1/40	37,276	36,826
3.533% 7/1/37 (n)	495	520
4% 4/1/24 to 3/1/41	32,700	32,992
4% 6/1/41 (j)(k)	22,000	22,153
4.5% 6/1/24 to 5/1/41	206,599	214,913
4.5% 6/1/26 (j)	1,500	1,590
5% 6/1/24 to 8/1/40 (k)	72,384	77,362
5% 6/1/41 (j)	31,000	32,998
5% 6/1/41 (j)	12,000	12,774
5% 6/1/41 (j)	1,000	1,064
5% 6/1/41 (j)(k)	22,000	23,418
5% 6/1/41 (j)(k)	12,000	12,774
5.5% 6/1/33 to 3/1/40	12,187	13,273
5.5% 6/1/41 (j)	6,500	7,047
5.5% 6/1/41 (j)	10,000	10,841
6% 2/1/23 to 9/1/39	63,735	70,190
6% 6/1/41 (j)(k)	17,500	19,253
6% 6/1/41 (j)	18,300	20,133
6% 6/1/41 (j)(k)	4,000	4,401
TOTAL FANNIE MAE		614,694
Freddie Mac - 0.8%
3.281% 10/1/35 (n)	237	253
4% 6/1/41 (j)	2,000	2,012
4.5% 4/1/40 to 4/1/41	7,706	8,016
4.5% 6/1/41 (j)	27,800	28,845
5% 3/1/19 to 12/1/40	36,396	38,910
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 5/1/27 to 2/1/40	$ 60,543	$ 65,587
5.5% 6/1/41 (j)	7,400	8,014
6% 7/1/37 to 8/1/37	1,487	1,639
6.5% 3/1/36	4,187	4,738
TOTAL FREDDIE MAC		158,014
Ginnie Mae - 0.6%
4% 1/15/25 to 10/20/25	11,679	12,337
4.5% 3/15/41	6,977	7,394
4.5% 6/1/41 (j)	29,000	30,663
4.5% 6/1/41 (j)(k)	22,000	23,261
5% 4/15/38 to 8/15/40	2,000	2,167
5% 6/1/41 (j)	9,000	9,746
5% 6/1/41 (j)	4,000	4,332
5% 6/1/41 (j)	8,000	8,663
5.5% 12/15/38 to 9/15/39	2,299	2,540
6% 2/15/34	8,787	9,843
TOTAL GINNIE MAE		110,946
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $871,397)		883,654
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (n)	1,204	843
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (n)	26	26
Class M2, 1.844% 3/25/34 (n)	334	269
Series 2005-HE2 Class M2, 0.644% 4/25/35 (n)	117	113
Series 2006-OP1 Class M4, 0.564% 4/25/36 (n)	109	0*
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,534
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,620
Series 2011-3 Class A2, 1.87% 5/15/16	4,060	4,070
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	550
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (n)	$ 69	$ 55
Series 2004-R2 Class M3, 0.744% 4/25/34 (n)	101	29
Series 2005-R2 Class M1, 0.644% 4/25/35 (n)	1,567	1,353
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (n)	36	28
Series 2004-W11 Class M2, 0.894% 11/25/34 (n)	426	366
Series 2004-W7 Class M1, 0.744% 5/25/34 (n)	1,108	842
Series 2006-W4 Class A2C, 0.354% 5/25/36 (n)	1,046	320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (n)	2,026	1,623
Series 2006-HE2 Class M1, 0.564% 3/25/36 (n)	145	2
Axon Financial Funding Ltd. 0.873% 4/4/17 (d)(h)(n)	4,820	0*
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (n)	1,222	1,106
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (n)	52	51
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	724	730
Series 2007-1 Class C, 5.38% 11/15/12	403	414
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (h)(n)	329	263
Class B, 0.9458% 7/20/39 (h)(n)	200	82
Class C, 1.2958% 7/20/39 (h)(n)	258	13
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	448
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (n)	4,366	180
Series 2006-NC4 Class M1, 0.494% 10/25/36 (n)	2,725	188
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (n)	1,368	480
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,476
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.464% 10/25/35 (n)	1,431	1,401
Series 2007-AMC4 Class M1, 0.464% 5/25/37 (n)	581	33
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (n)	36	36
Series 2007-4 Class A1A, 0.3326% 9/25/37 (n)	305	293
Series 2007-5 Class 2A1, 0.294% 9/25/47 (n)	3,200	3,129
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (n)	$ 121	$ 59
Series 2004-4 Class M2, 0.989% 6/25/34 (n)	446	250
Series 2005-3 Class MV1, 0.614% 8/25/35 (n)	540	519
Series 2005-AB1 Class A2, 0.404% 8/25/35 (n)	55	55
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)	159	160
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (n)	30	21
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (n)	221	128
Series 2006-3 Class 2A3, 0.354% 11/25/36 (n)	4,507	1,817
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.019% 3/25/34 (n)	18	7
Series 2006-FF14 Class A2, 0.254% 10/25/36 (n)	988	960
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	367	370
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (n)	586	586
Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,015
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	25	25
Series 2007-1:
Class A4, 5.03% 2/16/15	98	98
Class C, 5.43% 2/16/15	426	427
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (n)	720	352
Class M4, 0.874% 1/25/35 (n)	276	87
Series 2006-D Class M1, 0.424% 11/25/36 (n)	162	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (h)(n)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	852	679
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (h)(n)	183	171
Series 2006-2A:
Class A, 0.378% 11/15/34 (h)(n)	1,278	1,060
Class B, 0.478% 11/15/34 (h)(n)	462	300
Class C, 0.578% 11/15/34 (h)(n)	767	383
Class D, 0.948% 11/15/34 (h)(n)	292	73
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (n)	512	496
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	$ 19	$ 19
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (n)	2,032	1,370
Series 2007-HE1 Class M1, 0.444% 3/25/47 (n)	820	48
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (h)(n)	497	259
Class C, 0.744% 9/25/46 (h)(n)	1,159	232
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (n)	293	209
Series 2003-3 Class M1, 1.484% 8/25/33 (n)	566	463
Series 2003-5 Class A2, 0.894% 12/25/33 (n)	25	17
Series 2005-5 Class 2A2, 0.444% 11/25/35 (n)	50	50
Series 2006-1 Class 2A3, 0.419% 4/25/36 (n)	794	777
Series 2006-8 Class 2A1, 0.244% 3/25/37 (n)	3	2
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (n)	528	449
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (n)	1,137	526
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (n)	2,497	90
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (n)	1,136	967
Class MV1, 0.424% 11/25/36 (n)	923	604
Series 2007-CH3 Class M1, 0.494% 3/25/37 (n)	397	21
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (n)	538	463
Series 2006-A Class 2C, 1.4585% 3/27/42 (n)	2,016	406
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	830	837
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (n)	70	49
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	10	10
Class C, 5.691% 10/20/28 (h)	5	5
Class D, 6.01% 10/20/28 (h)	53	54
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (n)	407	23
Series 2007-HE1 Class M1, 0.494% 5/25/37 (n)	596	32
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (n)	125	81
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	$ 20	$ 20
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (n)	436	299
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (n)	1,460	1,257
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (n)	7	7
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (n)	2,284	1,828
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (n)	44	35
Series 2005-NC1 Class M1, 0.634% 1/25/35 (n)	303	206
Series 2005-NC2 Class B1, 1.364% 3/25/35 (n)	316	44
Series 2007-HE2 Class M1, 0.444% 1/25/37 (n)	3,212	90
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (p)	1,364	157
Series 2006-2 Class AIO, 6% 8/25/11 (p)	139	1
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	242	8
Series 2006-4:
Class A1, 0.224% 3/25/25 (n)	52	52
Class AIO, 6.35% 2/27/12 (p)	819	32
Class D, 1.294% 5/25/32 (n)	1,544	12
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,101	63
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	936	64
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (n)	1,083	701
Series 2005-D Class M2, 0.664% 2/25/36 (n)	593	174
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (d)(h)(n)	429	0
Series 2006-1A Class A, 1.5958% 3/20/11 (d)(h)(n)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (n)	39	39
Series 2007-6 Class 2A1, 0.254% 7/25/37 (n)	89	87
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (n)	405	248
Class M4, 1.644% 9/25/34 (n)	519	163
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (n)	1,817	1,703
Class M3, 0.754% 1/25/36 (n)	363	251
Class M4, 1.024% 1/25/36 (n)	1,120	590
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (n)	1,328	18
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (n)	271	9
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (n)	$ 23	$ 23
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (n)	1,124	896
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (n)	34	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (n)	444	162
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (n)	115	111
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (h)(n)	516	492
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (n)	965	158
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (n)	53	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	531	545
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (n)	22	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (h)(n)	1,491	45
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (h)(n)	6,374	6,366
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (h)(n)	1,358	801
TOTAL ASSET-BACKED SECURITIES (Cost $76,588)		77,206
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (n)	51	34
Class C, 5.8361% 4/10/49 (n)	135	76
Class D, 5.8361% 4/10/49 (n)	67	29
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (h)	$ 2,507	$ 2,556
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (n)	1,331	1,251
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (n)	1,395	1,261
Series 2004-A Class 2A2, 2.8609% 2/25/34 (n)	722	643
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	101	91
Class 2A2, 2.8678% 3/25/34 (n)	824	784
Series 2004-D Class 2A2, 2.8778% 5/25/34 (n)	1,224	1,121
Series 2004-G Class 2A7, 3.021% 8/25/34 (n)	1,148	1,031
Series 2004-H Class 2A1, 3.1658% 9/25/34 (n)	1,002	897
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (h)(n)(p)	33,185	2,273
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (n)	1,602	1,285
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (h)(n)(p)	2,557	26
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (n)	356	353
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (n)	3,539	3,532
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (n)	912	958
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (n)	842	839
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	397
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (h)(n)	124	124
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (n)	160	149
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (n)	1,183	1,137
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (h)(n)	878	876
Class C2, 0.7455% 10/18/54 (h)(n)	294	292
Class M2, 0.5255% 10/18/54 (h)(n)	505	503
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (h)(n)	2,161	2,133
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (n)	142	92
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 1.3958% 12/20/54 (h)(n)	$ 4,917	$ 3,196
Series 2006-2 Class C1, 0.6658% 12/20/54 (n)	4,095	2,662
Series 2006-3 Class C2, 0.6958% 12/20/54 (n)	853	554
Series 2006-4:
Class B1, 0.2858% 12/20/54 (n)	3,154	2,712
Class C1, 0.5758% 12/20/54 (n)	1,928	1,253
Class M1, 0.3658% 12/20/54 (n)	829	634
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (n)	1,671	1,086
Class 1M1, 0.4958% 12/20/54 (n)	1,114	852
Class 2C1, 1.1558% 12/20/54 (n)	760	494
Class 2M1, 0.6958% 12/20/54 (n)	1,431	1,095
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (n)	1,981	1,288
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (n)	326	251
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (n)	527	454
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (n)	273	181
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	22	22
Class A3, 5.447% 6/12/47 (n)	1,730	1,810
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (n)	1,917	1,546
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (n)	971	941
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (n)	1,209	1,149
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (n)	2,697	2,584
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	450
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (n)	714	505
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (n)	74	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (n)	1,296	902
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (h)(n)	188	183
Class C, 0.388% 6/15/22 (h)(n)	1,165	1,095
Class D, 0.398% 6/15/22 (h)(n)	448	419
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class E, 0.408% 6/15/22 (h)(n)	$ 717	$ 663
Class F, 0.438% 6/15/22 (h)(n)	1,164	1,065
Class G, 0.508% 6/15/22 (h)(n)	269	241
Class H, 0.528% 6/15/22 (h)(n)	538	472
Class J, 0.568% 6/15/22 (h)(n)	628	545
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (n)	1,343	1,284
Series 2005-A2 Class A7, 2.6245% 2/25/35 (n)	1,083	1,017
Series 2006-A6 Class A4, 3.1889% 10/25/33 (n)	1,109	1,062
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,104
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (n)	1,657	1,329
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (n)	2,236	150
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (n)	668	574
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (h)(n)	1,151	939
Class B6, 3.0539% 7/10/35 (h)(n)	245	189
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	677	722
Series 2004-SL3 Class A1, 7% 8/25/16	37	38
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (h)(n)	289	267
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	45
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (n)	29	21
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (n)	414	398
Series 2003-20 Class 1A1, 5.5% 7/25/33	297	302
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (n)	2,485	1,768
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (n)	7,366	7,341
Series 2006-5 Class A1, 0.314% 10/25/46 (n)	2,839	2,822
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (n)	$ 674	$ 661
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (n)	1,826	1,638
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.845% 12/25/34 (n)	602	600
Series 2004-H Class A1, 4.4817% 6/25/34 (n)	1,034	1,013
Series 2004-W Class A9, 2.7613% 11/25/34 (n)	3,741	3,627
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (n)	497	483
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (n)	9,574	9,074
Class 2A6, 2.7836% 7/25/35 (n)	421	399
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (n)	1,890	1,747
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (n)	734	672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,439)		100,333
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (n)	671	705
Class A3, 7.1325% 2/14/43 (n)	724	774
Class A6, 7.4525% 2/14/43 (n)	1,067	1,127
Class PS1, 1.4533% 2/14/43 (n)(p)	2,641	54
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (n)	1,065	1,137
Series 2006-5:
Class A2, 5.317% 9/10/47	3,280	3,346
Class A3, 5.39% 9/10/47	1,272	1,323
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,927
Series 2007-4 Class A3, 5.9998% 2/10/51 (n)	910	974
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	105
Series 2007-3:
Class A3, 5.8018% 6/10/49 (n)	1,523	1,610
Class A4, 5.8018% 6/10/49 (n)	1,901	2,068
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,160
Series 2004-2:
Class A3, 4.05% 11/10/38	167	169
Class A4, 4.153% 11/10/38	1,157	1,207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 795	$ 794
Series 2007-1 Class A2, 5.381% 1/15/49	2,526	2,554
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	513
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	228	226
Class K, 6.15% 5/11/35 (h)	424	414
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	2,977
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (h)(n)	392	392
Class D, 0.558% 3/15/22 (h)(n)	397	397
Class E, 0.598% 3/15/22 (h)(n)	328	322
Class F, 0.668% 3/15/22 (h)(n)	467	456
Class G, 0.728% 3/15/22 (h)(n)	303	286
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (h)(n)	586	568
Class D, 0.408% 10/15/19 (h)(n)	716	684
Class E, 0.438% 10/15/19 (h)(n)	663	623
Class F, 0.508% 10/15/19 (h)(n)	1,987	1,863
Class G, 0.528% 10/15/19 (h)(n)	935	822
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (h)(n)	56	42
Series 2004-1:
Class A, 0.554% 4/25/34 (h)(n)	949	831
Class B, 2.094% 4/25/34 (h)(n)	106	57
Class M1, 0.754% 4/25/34 (h)(n)	86	65
Class M2, 1.394% 4/25/34 (h)(n)	79	53
Series 2004-2:
Class A, 0.624% 8/25/34 (h)(n)	782	679
Class M1, 0.774% 8/25/34 (h)(n)	134	97
Series 2004-3:
Class A1, 0.564% 1/25/35 (h)(n)	1,756	1,558
Class A2, 0.614% 1/25/35 (h)(n)	252	222
Class M1, 0.694% 1/25/35 (h)(n)	303	214
Class M2, 1.194% 1/25/35 (h)(n)	144	97
Series 2005-2A:
Class A1, 0.504% 8/25/35 (h)(n)	1,233	1,017
Class M1, 0.624% 8/25/35 (h)(n)	67	44
Class M2, 0.674% 8/25/35 (h)(n)	110	66
Class M3, 0.694% 8/25/35 (h)(n)	61	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.804% 8/25/35 (h)(n)	$ 56	$ 30
Series 2005-3A:
Class A1, 0.514% 11/25/35 (h)(n)	500	416
Class A2, 0.594% 11/25/35 (h)(n)	451	377
Class M1, 0.634% 11/25/35 (h)(n)	59	39
Class M2, 0.684% 11/25/35 (h)(n)	75	45
Class M3, 0.704% 11/25/35 (h)(n)	67	38
Class M4, 0.794% 11/25/35 (h)(n)	84	42
Series 2005-4A:
Class A2, 0.584% 1/25/36 (h)(n)	1,176	993
Class B1, 1.594% 1/25/36 (h)(n)	102	36
Class M1, 0.644% 1/25/36 (h)(n)	379	246
Class M2, 0.664% 1/25/36 (h)(n)	114	69
Class M3, 0.694% 1/25/36 (h)(n)	166	93
Class M4, 0.804% 1/25/36 (h)(n)	92	47
Class M5, 0.844% 1/25/36 (h)(n)	92	44
Class M6, 0.894% 1/25/36 (h)(n)	98	41
Series 2006-1:
Class A2, 0.554% 4/25/36 (h)(n)	178	148
Class M1, 0.574% 4/25/36 (h)(n)	64	45
Class M2, 0.594% 4/25/36 (h)(n)	67	44
Class M3, 0.614% 4/25/36 (h)(n)	58	36
Class M4, 0.714% 4/25/36 (h)(n)	33	20
Class M5, 0.754% 4/25/36 (h)(n)	32	17
Class M6, 0.834% 4/25/36 (h)(n)	64	30
Series 2006-2A:
Class A1, 0.424% 7/25/36 (h)(n)	2,695	2,145
Class A2, 0.474% 7/25/36 (h)(n)	160	126
Class B1, 1.064% 7/25/36 (h)(n)	60	22
Class B3, 2.894% 7/25/36 (h)(n)	90	28
Class M1, 0.504% 7/25/36 (h)(n)	168	110
Class M2, 0.524% 7/25/36 (h)(n)	118	72
Class M3, 0.544% 7/25/36 (h)(n)	98	59
Class M4, 0.614% 7/25/36 (h)(n)	66	38
Class M5, 0.664% 7/25/36 (h)(n)	82	46
Class M6, 0.734% 7/25/36 (h)(n)	122	51
Series 2006-3A:
Class B1, 0.994% 10/25/36 (h)(n)	109	14
Class B2, 1.544% 10/25/36 (h)(n)	79	8
Class B3, 2.794% 10/25/36 (h)(n)	128	7
Class M4, 0.624% 10/25/36 (h)(n)	121	41
Class M5, 0.674% 10/25/36 (h)(n)	144	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.754% 10/25/36 (h)(n)	$ 283	$ 62
Series 2006-4A:
Class A1, 0.424% 12/25/36 (h)(n)	616	499
Class A2, 0.464% 12/25/36 (h)(n)	3,016	2,232
Class B1, 0.894% 12/25/36 (h)(n)	96	15
Class B2, 1.444% 12/25/36 (h)(n)	98	13
Class B3, 2.644% 12/25/36 (h)(n)	167	15
Class M1, 0.484% 12/25/36 (h)(n)	200	90
Class M2, 0.504% 12/25/36 (h)(n)	133	55
Class M3, 0.534% 12/25/36 (h)(n)	136	48
Class M4, 0.594% 12/25/36 (h)(n)	162	48
Class M5, 0.634% 12/25/36 (h)(n)	149	36
Class M6, 0.714% 12/25/36 (h)(n)	133	27
Series 2007-1:
Class A2, 0.464% 3/25/37 (h)(n)	632	420
Class B1, 0.864% 3/25/37 (h)(n)	202	30
Class B2, 1.344% 3/25/37 (h)(n)	146	17
Class B3, 3.544% 3/25/37 (h)(n)	320	18
Class M1, 0.464% 3/25/37 (h)(n)	177	73
Class M2, 0.484% 3/25/37 (h)(n)	133	45
Class M3, 0.514% 3/25/37 (h)(n)	119	37
Class M4, 0.564% 3/25/37 (h)(n)	96	25
Class M5, 0.614% 3/25/37 (h)(n)	148	32
Class M6, 0.694% 3/25/37 (h)(n)	207	39
Series 2007-2A:
Class A1, 0.464% 7/25/37 (h)(n)	576	427
Class A2, 0.514% 7/25/37 (h)(n)	540	344
Class B1, 1.794% 7/25/37 (h)(n)	167	16
Class B2, 2.444% 7/25/37 (h)(n)	144	10
Class B3, 3.544% 7/25/37 (h)(n)	161	8
Class M1, 0.564% 7/25/37 (h)(n)	190	66
Class M2, 0.604% 7/25/37 (h)(n)	104	28
Class M3, 0.684% 7/25/37 (h)(n)	105	21
Class M4, 0.844% 7/25/37 (h)(n)	207	35
Class M5, 0.944% 7/25/37 (h)(n)	183	27
Class M6, 1.194% 7/25/37 (h)(n)	232	29
Series 2007-3:
Class A2, 0.484% 7/25/37 (h)(n)	649	434
Class B1, 1.144% 7/25/37 (h)(n)	145	21
Class B2, 1.794% 7/25/37 (h)(n)	361	42
Class B3, 4.194% 7/25/37 (h)(n)	193	13
Class M1, 0.504% 7/25/37 (h)(n)	129	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.534% 7/25/37 (h)(n)	$ 138	$ 45
Class M3, 0.564% 7/25/37 (h)(n)	217	59
Class M4, 0.694% 7/25/37 (h)(n)	341	81
Class M5, 0.794% 7/25/37 (h)(n)	178	37
Class M6, 0.994% 7/25/37 (h)(n)	135	24
Series 2007-4A:
Class B1, 2.744% 9/25/37 (h)(n)	222	9
Class B2, 3.644% 9/25/37 (h)(n)	803	24
Class M1, 1.144% 9/25/37 (h)(n)	213	38
Class M2, 1.244% 9/25/37 (h)(n)	213	30
Class M4, 1.794% 9/25/37 (h)(n)	543	43
Class M5, 1.944% 9/25/37 (h)(n)	543	38
Class M6, 2.144% 9/25/37 (h)(n)	543	33
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(p)	1,935	77
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(n)(p)	4,698	507
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (h)(n)	611	550
Class H, 0.848% 3/15/19 (h)(n)	411	350
Class J, 1.048% 3/15/19 (h)(n)	309	263
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (h)(n)	452	412
Class E, 0.498% 3/15/22 (h)(n)	2,347	2,119
Class F, 0.548% 3/15/22 (h)(n)	1,440	1,272
Class G, 0.598% 3/15/22 (h)(n)	369	315
Class H, 0.748% 3/15/22 (h)(n)	452	376
Class J, 0.898% 3/15/22 (h)(n)	452	346
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	204	206
Series 2004-PWR3 Class A3, 4.487% 2/11/41	358	368
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,802
Series 2007-PW16:
Class A4, 5.9055% 6/11/40 (n)	534	593
Class AAB, 5.9055% 6/11/40 (n)	4,740	5,080
Series 2007-PW17 Class A1, 5.282% 6/11/50	357	365
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	330
Class A4, 5.7% 6/11/50	4,380	4,819
Series 2007-T26 Class A1, 5.145% 1/12/45	138	140
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (h)(n)(p)	$ 6,436	$ 10
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,356
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (h)(n)(p)	10,396	168
Series 2006-T22 Class A4, 5.7046% 4/12/38 (n)	114	127
Series 2007-PW16:
Class B, 5.716% 6/11/40 (h)(n)	146	94
Class C, 5.716% 6/11/40 (h)(n)	122	66
Class D, 5.716% 6/11/40 (h)(n)	122	61
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (h)(n)(p)	79,526	898
Series 2007-T28:
Class A1, 5.422% 9/11/42	79	80
Class X2, 0.3378% 9/11/42 (h)(n)(p)	39,180	281
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(n)	531	226
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (h)(n)	628	486
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,145
Class XCL, 2.4992% 5/15/35 (h)(n)(p)	7,168	150
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (h)(n)	326	323
Class G, 0.5271% 8/15/21 (h)(n)	405	404
Class H, 0.5671% 8/15/21 (h)(n)	324	318
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,928
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,372	1,275
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,098	1,097
Class A2, 5.8862% 12/10/49 (n)	1,210	1,245
Class A4, 5.8862% 12/10/49 (n)	3,035	3,367
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	565	568
Class A4, 5.322% 12/11/49	4,053	4,327
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	921
Class C, 5.476% 12/11/49	1,717	601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (n)	$ 912	$ 977
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	1,313
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (h)(n)	4,783	4,550
Class C, 0.468% 4/15/17 (h)(n)	734	691
Class D, 0.508% 4/15/17 (h)(n)	721	664
Class E, 0.568% 4/15/17 (h)(n)	230	207
Class F, 0.608% 4/15/17 (h)(n)	130	115
Class G, 0.748% 4/15/17 (h)(n)	130	111
Class H, 0.818% 4/15/17 (h)(n)	130	104
Class J, 1.048% 4/15/17 (h)(n)	100	70
Series 2005-FL11:
Class C, 0.498% 11/15/17 (h)(n)	696	673
Class D, 0.538% 11/15/17 (h)(n)	36	35
Class E, 0.588% 11/15/17 (h)(n)	128	122
Class F, 0.648% 11/15/17 (h)(n)	141	131
Class G, 0.698% 11/15/17 (h)(n)	98	89
Series 2006-CN2A:
Class A2FL, 0.4295% 2/5/19 (h)(n)	1,390	1,372
Class AJFL, 0.4695% 2/5/19 (n)	640	624
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (h)(n)	1,300	1,209
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,709
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,594
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,964
Series 2007-C9 Class A4, 6.0084% 12/10/49 (n)	2,018	2,250
Series 2006-C8 Class XP, 0.6858% 12/10/46 (n)(p)	13,819	148
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,200
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	6,413	6,492
Class A3, 5.542% 1/15/49 (n)	1,824	1,944
Series 2007-C3 Class A4, 5.9052% 6/15/39 (n)	549	596
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,401
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (n)(p)	8,413	137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	$ 825	$ 887
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (h)(n)	3,254	2,603
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	924
Series 2002-CP5 Class A1, 4.106% 12/15/35	61	62
Series 2004-C1:
Class A3, 4.321% 1/15/37	124	126
Class A4, 4.75% 1/15/37	425	450
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (n)(p)	1,849	4
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (h)(n)(p)	3,913	7
Series 2006-C1 Class A3, 5.711% 2/15/39 (n)	4,815	5,086
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (h)(n)	345	314
Class C:
0.368% 2/15/22 (h)(n)	1,416	1,274
0.468% 2/15/22 (h)(n)	506	435
Class F, 0.518% 2/15/22 (h)(n)	1,011	849
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (n)(p)	14,245	150
Class B, 5.487% 2/15/40 (h)(n)	1,394	279
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	312	313
Class G, 6.936% 3/15/33 (h)	600	596
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,931
Series 2001-1 Class X1, 1.2156% 5/15/33 (h)(n)(p)	1,685	10
Series 2007-C1 Class XP, 0.3797% 12/10/49 (n)(p)	18,985	95
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (n)(p)	2,661	7
Series 2005-C1 Class X2, 0.7311% 5/10/43 (n)(p)	3,473	20
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (h)(n)	343	316
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,904
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 2,652	$ 2,872
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (h)(n)(p)	15,263	70
Series 2006-GG7 Class A3, 5.881% 7/10/38 (n)	2,404	2,545
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (h)(n)(p)	20,343	169
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (h)(n)	30	29
Class D, 0.489% 6/6/20 (h)(n)	218	205
Class E, 0.579% 6/6/20 (h)(n)	252	231
Class F, 0.649% 6/6/20 (h)(n)	634	575
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(n)	1,144	1,128
Class D, 2.3636% 3/6/20 (h)(n)	2,144	2,114
Class F, 2.8433% 3/6/20 (h)(n)	94	93
Class G, 3.0177% 3/6/20 (h)(n)	47	46
Class H, 3.5846% 3/6/20 (h)(n)	42	42
Class J, 4.4568% 3/6/20 (h)(n)	60	60
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	283	285
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (h)(n)(p)	16,612	114
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,298	3,296
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	824	829
Series 2007-GG10 Class A2, 5.778% 8/10/45	420	430
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (n)	2,712	2,829
Series 2005-CB13 Class E, 5.5268% 1/12/43 (h)(n)	461	48
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,614	6,846
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	297	298
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (h)(n)	592	557
Class C, 0.408% 11/15/18 (h)(n)	421	391
Class D, 0.428% 11/15/18 (h)(n)	186	167
Class E, 0.478% 11/15/18 (h)(n)	267	243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.528% 11/15/18 (h)(n)	$ 401	$ 357
Class G, 0.558% 11/15/18 (h)(n)	349	300
Class H, 0.698% 11/15/18 (h)(n)	267	219
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	634
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	421	437
Class A3, 5.336% 5/15/47	380	410
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (n)	3,198	3,523
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (n)	2,560	2,636
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,096
Class A3, 5.42% 1/15/49	2,510	2,722
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	267
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (n)	78	58
Class C, 5.9318% 2/12/49 (n)	204	128
Class D, 5.9318% 2/12/49 (n)	214	108
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	101
Class CS, 5.466% 1/15/49 (n)	75	35
Class ES, 5.7307% 1/15/49 (h)(n)	472	99
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (n)	743	824
Series 1998-C1 Class D, 6.98% 2/18/30	238	238
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1054% 4/25/21 (n)	32	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	223	223
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	789	791
Series 2006-C7:
Class A1, 5.279% 11/15/38	17	17
Class A2, 5.3% 11/15/38	1,003	1,012
Class A3, 5.347% 11/15/38	679	740
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	68	69
Class A4, 5.424% 2/15/40	2,738	2,988
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,145
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,770
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33	$ 1,003	$ 1,017
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (n)(p)	2,823	17
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (n)(p)	4,202	63
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (n)(p)	1,566	18
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,235
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,074
Class XCP, 0.4375% 9/15/45 (n)(p)	68,438	637
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (h)(n)	292	266
Class E, 0.488% 9/15/21 (h)(n)	1,054	938
Class F, 0.538% 9/15/21 (h)(n)	868	746
Class G, 0.558% 9/15/21 (h)(n)	1,714	1,406
Class H, 0.598% 9/15/21 (h)(n)	442	349
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,642
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (n)	715	729
Series 2005-LC1 Class F, 5.5633% 1/12/44 (h)(n)	793	422
Series 2006-C1 Class A2, 5.8093% 5/12/39 (n)	897	924
Series 2007-C1 Class A4, 6.02% 6/12/50 (n)	3,452	3,811
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,143
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (n)	407	399
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (n)	970	1,000
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	833
Series 2007-5:
Class A3, 5.364% 8/12/48	356	367
Class A4, 5.378% 8/12/48	36	38
Class B, 5.479% 8/12/48	2,736	1,266
Series 2007-6:
Class A1, 5.175% 3/12/51	21	21
Class A4, 5.485% 3/12/51 (n)	7,400	7,979
Series 2007-7 Class A4, 5.81% 6/12/50 (n)	3,192	3,457
Series 2007-8 Class A1, 4.622% 8/12/49	141	142
Series 2006-4 Class XP, 0.829% 12/12/49 (n)(p)	17,894	315
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	466
Series 2007-7 Class B, 5.9352% 6/12/50 (n)	79	22
Series 2007-8 Class A3, 6.1636% 8/12/49 (n)	787	867
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (h)(n)	$ 272	$ 136
Series 2007-XCLA Class A1, 0.398% 7/17/17 (h)(n)	1,289	1,186
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (h)(n)	523	487
Class D, 0.388% 10/15/20 (h)(n)	507	456
Class E, 0.448% 10/15/20 (h)(n)	634	563
Class F, 0.498% 10/15/20 (h)(n)	380	331
Class G, 0.538% 10/15/20 (h)(n)	470	374
Class H, 0.628% 10/15/20 (h)(n)	296	213
Class J, 0.778% 10/15/20 (h)(n)	338	177
Class MHRO, 0.888% 10/15/20 (h)(n)	369	318
Class MJPM, 1.198% 10/15/20 (h)(n)	18	16
Class NHRO, 1.088% 10/15/20 (h)(n)	558	457
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (h)(n)(p)	2,452	6
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,386
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	57	57
Class A31, 5.439% 2/12/44 (n)	462	480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	152	153
Series 2007-T25 Class A1, 5.391% 11/12/49	148	149
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (h)(n)(p)	5,397	18
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (h)(n)(p)	9,646	65
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (h)(n)(p)	6,608	52
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (n)	576	582
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (n)	1,230	1,281
Class A4, 5.8976% 10/15/42 (n)	274	304
Series 2006-T23 Class A3, 5.9755% 8/12/41 (n)	466	501
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,478
Class AAB, 5.654% 4/15/49	2,650	2,813
Class B, 5.9112% 4/15/49 (n)	224	125
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	74	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (h)(n)	$ 969	$ 930
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (h)(n)	1,239	1,055
Class F, 0.5371% 8/11/18 (h)(n)	1,426	1,163
Class G, 0.5571% 8/11/18 (h)(n)	1,351	917
Class J, 0.7971% 8/11/18 (h)(n)	300	164
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (h)(n)	98	74
Class AP2, 0.998% 6/15/20 (h)(n)	163	114
Class F, 0.678% 6/15/20 (h)(n)	3,171	2,600
Class LXR1, 0.898% 6/15/20 (h)(n)	112	95
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	1,182	1,188
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,017
Series 2006-C27 Class A2, 5.624% 7/15/45	687	689
Series 2006-C29:
Class A1, 5.11% 11/15/48	105	105
Class A3, 5.313% 11/15/48	2,422	2,607
Series 2007-C30:
Class A3, 5.246% 12/15/43	783	802
Class A4, 5.305% 12/15/43	268	277
Class A5, 5.342% 12/15/43	976	1,034
Series 2007-C31 Class A4, 5.509% 4/15/47	2,061	2,189
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (n)	2,967	3,089
Class A3, 5.9317% 6/15/49 (n)	1,548	1,674
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(n)	433	435
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(n)	701	703
Class 180B, 5.5782% 10/15/41 (h)(n)	319	319
Series 2005-C19 Class B, 4.892% 5/15/44	912	861
Series 2005-C22:
Class B, 5.5358% 12/15/44 (n)	2,022	1,854
Class F, 5.5358% 12/15/44 (h)(n)	1,521	895
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,493
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	1,477
Class D, 5.513% 12/15/43 (n)	1,459	615
Class XP, 0.6357% 12/15/43 (h)(n)(p)	9,744	111
Series 2007-C31 Class C, 5.8836% 4/15/47 (n)	251	134
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 7,777	$ 8,112
Series 2007-C32:
Class D, 5.9317% 6/15/49 (n)	685	327
Class E, 5.9317% 6/15/49 (n)	1,080	386
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (n)	604	658
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $238,497)		307,715
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	1,700	1,691
California Gen. Oblig.:
7.5% 4/1/34	3,750	4,368
7.55% 4/1/39	800	943
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,196
5.665% 3/1/18	3,000	3,164
5.877% 3/1/19	4,565	4,794
TOTAL MUNICIPAL SECURITIES (Cost $17,878)		19,156
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12	1,794	1,862
United Mexican States 6.05% 1/11/40	3,926	4,171
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,813)		6,033
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $135)	143	153
Floating Rate Loans - 1.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	$ 8,210	$ 6,794
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (n)	3,540	3,540
		10,334
Media - 0.1%
Hicks Sports Group LLC Tranche 2LN, term loan 12/22/11 (d)(n)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,438
Tribune Co. Tranche X, term loan 3/17/09 (d)(n)	1,188	793
Univision Communications, Inc. term loan 4.4413% 3/31/17 (n)	11,193	10,802
		19,036
Specialty Retail - 0.0%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (n)	1,111	1,100
Tranche B2, term loan 4.8125% 7/31/16 (n)	1,495	1,502
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)	4,953	4,996
		7,598
TOTAL CONSUMER DISCRETIONARY		36,968
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (n)	6,005	5,975
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC:
Tranche B, term loan 6.25% 5/6/16 (n)	4,174	4,163
Tranche D, term loan 2.5% 5/6/16 (n)(q)	556	555
		4,718
FINANCIALS - 0.1%
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (n)	2,798	2,826
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	$ 5,022	$ 5,097
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (n)	730	730
		5,827
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 4.4603% 10/10/16 (n)	932	867
term loan 4.5183% 10/10/16 (n)	6,221	5,785
		6,652
TOTAL FINANCIALS		15,305
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (n)	2,500	2,225
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (n)	11,442	11,557
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.004% 6/15/15 (n)	17,840	17,706
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (n)	2,250	2,295
		33,783
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (n)	222	218
EGL term loan 3.2728% 11/4/13 (n)	2,202	2,158
term loan 3.2728% 11/4/13 (n)	266	261
		2,637
Airlines - 0.0%
US Airways Group, Inc. term loan 2.694% 3/23/14 (n)	4,529	4,161
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (n)	985	887
TOTAL INDUSTRIALS		7,685
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.005% 10/27/14 (n)	$ 1,802	$ 1,744
Tranche B 3LN, term loan 4.755% 10/26/17 (n)	3,621	3,517
SafeNet, Inc. Tranche 2LN, term loan 6.1913% 4/12/15 (n)	7,500	7,463
		12,724
Internet Software & Services - 0.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (n)	3,510	3,549
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.057% 6/11/15 (n)	23,730	23,611
SS&C Technologies, Inc. term loan 2.2851% 11/23/12 (n)	346	346
		23,957
TOTAL INFORMATION TECHNOLOGY		40,230
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/25/17 (n)	5,755	5,784
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (n)	6,210	6,280
Tranche B, term loan 5.50% 5/24/18 (n)	12,000	11,896
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,646	1,663
		19,839
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (n)	810	117
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7382% 10/10/17 (n)	25,196	19,810
		19,927
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (n)	$ 12,400	$ 11,532
TOTAL UTILITIES		31,459
TOTAL FLOATING RATE LOANS (Cost $198,279)		201,746
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,364)	3,066	3,492
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)(n) (Cost $554)	975	934
Fixed-Income Funds - 6.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	2,529,627	278,891
Fidelity Mortgage Backed Securities Central Fund (o)	10,517,901	1,120,998
TOTAL FIXED-INCOME FUNDS (Cost $1,322,234)		1,399,889
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.14% (b)	685,361,959	685,362
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	150,455,698	150,456
TOTAL MONEY MARKET FUNDS (Cost $835,818)		835,818
Cash Equivalents - 1.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 9,079	$ 9,079
0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (r)	366,413	366,412
TOTAL CASH EQUIVALENTS (Cost $375,491)		375,491
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,144,591)		21,226,677
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(909,061)
NET ASSETS - 100%		$ 20,317,616
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (m)

	Sept. 2037	$ 8,367	$ (7,818)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,858	(6,407)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (m)	Sept. 2037	1,573	(1,470)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,857	(6,407)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (m)	Sept. 2037	6,669	(6,231)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (m)	Sept. 2037	5,725	(5,349)
		$ 36,049	$ (33,682)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $820,355,000 or 4.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,256,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $556,000 and $555,000, respectively. The coupon rate will be determined at time of settlement.

(r) Includes investment made with cash collateral received from securities on loan.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,737,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,037
HMH Holdings, Inc.	3/9/10	$ 634
Legend Pictures LLC	9/23/10	$ 35,000
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,079,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 4,286
Barclays Capital, Inc.	3,229
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,564
$ 9,079
$366,412,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 238,666
Societe Generale	127,746
$ 366,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,093
Fidelity Corporate Bond 1-10 Year Central Fund	12,501
Fidelity Mortgage Backed Securities Central Fund	22,609
Fidelity Securities Lending Cash Central Fund	2,625
Total	$ 38,828
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 278,891	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	292,810	-	1,120,998	9.8%
Total	$ 1,336,053	$ 292,810	$ 239,305	$ 1,399,889
* Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 16,179
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	30,787
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 46,966
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,521,873	$ 1,478,453	$ 8,398	$ 35,022
Consumer Staples	1,322,958	1,241,618	81,340	-
Energy	1,976,797	1,956,086	20,711	-
Financials	1,671,482	1,638,086	20,616	12,780
Health Care	1,528,098	1,528,098	-	-
Industrials	1,623,315	1,623,040	-	275
Information Technology	2,405,515	2,382,489	-	23,026
Materials	710,274	707,343	2,931	-
Telecommunication Services	59,618	59,618	-	-
Utilities	151,098	114,925	36,173	-
Corporate Bonds	2,228,229	-	2,226,857	1,372
U.S. Government and Government Agency Obligations	1,815,800	-	1,815,800	-
U.S. Government Agency - Mortgage Securities	883,654	-	883,654	-
Asset-Backed Securities	77,206	-	68,010	9,196
Collateralized Mortgage Obligations	100,333	-	97,374	2,959
Commercial Mortgage Securities	307,715	-	274,078	33,637
Municipal Securities	19,156	-	19,156	-
Foreign Government and Government Agency Obligations	6,033	-	6,033	-
Supranational Obligations	153	-	153	-
Floating Rate Loans	201,746	-	201,746	-
Bank Notes	3,492	-	3,492	-
Preferred Securities	934	-	934	-
Fixed-Income Funds	1,399,889	1,399,889	-	-
Money Market Funds	835,818	835,818	-	-
Cash Equivalents	375,491	-	375,491	-
Total Investments in Securities:	$ 21,226,677	$ 14,965,463	$ 6,142,947	$ 118,267
Derivative Instruments:
Liabilities
Swap Agreements	$ (33,682)	$ -	$ (33,682)	$ -
Other Financial Instruments:
Forward Commitments	$ (892)	$ -	$ (892)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	3,949
Total Unrealized Gain (Loss)	6,897
Cost of Purchases	69,764
Proceeds of Sales	(19,167)
Amortization/Accretion	597
Transfers in to Level 3	5,147
Transfers out of Level 3	(27,342)
Ending Balance	$ 118,267
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 6,755

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $18,239,220,000. Net unrealized appreciation aggregated $2,987,457,000, of which $3,179,040,000 related to appreciated investment securities and $191,583,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $36,049,000 representing 0.18% of net assets.

Quarterly Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Delphi Corp. Class B (a)	315	$ 7,686
TRW Automotive Holdings Corp. (a)	145,100	8,252
		15,938
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	509,341	45,052
General Motors Co.	107,045	3,405
General Motors Co.:
warrants 7/10/16 (a)	97,314	2,208
warrants 7/10/19 (a)	97,314	1,622
		52,287
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	265,700	30,773
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc.	1,368,000	31,122
Las Vegas Sands Corp. (a)	580,000	24,093
McDonald's Corp.	628,900	51,281
Starbucks Corp.	1,318,300	48,500
Vail Resorts, Inc. (a)	815,227	39,661
		194,657
Household Durables - 0.2%
Lennar Corp. Class A	1,800,200	34,168
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	437,100	85,973
E-Commerce China Dangdang, Inc. ADR (f)	847,000	16,593
		102,566
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	6,162,400	145,125
Discovery Communications, Inc. (a)	909,400	39,613
Focus Media Holding Ltd. ADR (a)	1,247,400	38,981
HMH Holdings, Inc. (a)(s)	149,814	712
Kabel Deutschland Holding AG (a)	638,700	43,574
Legend Pictures LLC (a)(s)	46,667	35,000
The Walt Disney Co.	2,800,190	116,572
Time Warner, Inc.	1,532,300	55,822
Vertis Holdings, Inc. (a)	30,518	0
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	2,787,000	90,912
		566,333
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
PPR SA (f)	352,200	$ 61,287
Specialty Retail - 0.4%
China ZhengTong Auto Services Holdings Ltd.	3,194,000	3,680
Guess?, Inc.	598,000	27,341
Lumber Liquidators Holdings, Inc. (a)	350,000	9,440
Tiffany & Co., Inc.	436,400	33,018
		73,479
Textiles, Apparel & Luxury Goods - 1.3%
Compagnie Financiere Richemont SA Series A	533,720	34,793
LVMH Moet Hennessy - Louis Vuitton (f)	200,720	34,913
Phillips-Van Heusen Corp.	919,700	60,673
Polo Ralph Lauren Corp. Class A	781,200	99,033
Vera Bradley, Inc.	605,000	29,905
		259,317
TOTAL CONSUMER DISCRETIONARY		1,390,805
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	627,951	37,959
Dr Pepper Snapple Group, Inc.	1,795,675	73,982
Pernod-Ricard SA	697,400	70,385
The Coca-Cola Co.	4,436,900	296,429
		478,755
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	791,100	65,250
Droga Raia SA	864,006	15,334
Drogasil SA	4,059,200	28,826
Walgreen Co.	2,254,900	98,381
		207,791
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	1,077,800	88,778
Mead Johnson Nutrition Co. Class A	891,600	60,442
		149,220
Household Products - 0.1%
Colgate-Palmolive Co.	133,297	11,667
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	775,200	$ 79,466
Prestige Brands Holdings, Inc. (a)	2,182,251	28,173
		107,639
Tobacco - 1.8%
Japan Tobacco, Inc.	11,209	43,381
Lorillard, Inc.	364,400	42,008
Philip Morris International, Inc.	3,937,240	282,497
		367,886
TOTAL CONSUMER STAPLES		1,322,958
ENERGY - 9.7%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	1,060,200	78,381
Compagnie Generale de Geophysique SA (a)	551,300	20,711
Dresser-Rand Group, Inc. (a)	565,300	29,723
Halliburton Co.	2,260,700	113,374
Nabors Industries Ltd. (a)	965,600	26,931
National Oilwell Varco, Inc.	324,200	23,530
Noble Corp.	2,192,900	91,817
Oceaneering International, Inc.	240,800	19,625
Schlumberger Ltd.	866,100	74,242
Transocean Ltd. (United States)	1,115,000	77,281
		555,615
Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc. (a)(j)	395,752	21,683
Apache Corp.	859,100	107,044
Chesapeake Energy Corp.	1,700,100	53,281
Chevron Corp.	1,858,500	194,975
ConocoPhillips	925,600	67,772
CVR Energy, Inc. (a)	548,700	11,995
El Paso Corp.	384,399	8,092
EV Energy Partners LP	549,800	30,431
Exxon Mobil Corp.	4,749,917	396,476
Kinder Morgan Holding Co. LLC	156,200	4,575
Marathon Oil Corp.	1,701,000	92,143
Massey Energy Co.	386,100	25,483
OAO Gazprom sponsored ADR	1,265,400	18,665
Occidental Petroleum Corp.	780,858	84,216
PT Bumi Resources Tbk	77,797,000	30,078
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	1,268,004	$ 90,574
Class B sponsored ADR	127,600	9,228
Tesoro Logistics LP	78,400	1,947
Valero Energy Corp.	3,596,200	98,896
Western Refining, Inc. (a)(f)	1,156,363	20,155
Williams Companies, Inc.	1,507,400	47,317
		1,415,026
TOTAL ENERGY		1,970,641
FINANCIALS - 8.0%
Capital Markets - 1.1%
Apollo Global Management LLC Class A	1,112,300	20,044
Evercore Partners, Inc. Class A	830,700	30,744
Goldman Sachs Group, Inc.	443,100	62,357
Invesco Ltd.	1,213,000	29,925
State Street Corp.	1,132,600	51,839
The Blackstone Group LP	1,134,400	19,557
UBS AG (NY Shares) (a)	530,200	10,243
		224,709
Commercial Banks - 2.8%
Banco ABC Brasil SA	2,387,000	18,238
BB&T Corp.	1,297,300	35,728
CIT Group, Inc. (a)	570,400	25,286
Comerica, Inc.	1,147,600	41,440
Credicorp Ltd. (NY Shares)	86,500	8,769
First Republic Bank (f)	400,000	12,900
Huntington Bancshares, Inc.	3,825,900	25,251
Regions Financial Corp.	7,261,900	51,269
SunTrust Banks, Inc.	1,076,300	30,276
U.S. Bancorp, Delaware	4,600,300	117,768
Wells Fargo & Co.	5,977,940	169,594
Zions Bancorporation	1,409,600	33,591
		570,110
Consumer Finance - 0.2%
Capital One Financial Corp.	382,100	20,763
SLM Corp.	500,000	8,520
		29,283
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.6%
Bank of America Corp.	357,046	$ 4,195
Citigroup, Inc.	6,458,640	265,773
JPMorgan Chase & Co.	5,834,523	252,285
NBH Holdings Corp. Class A (a)(h)	710,000	12,780
		535,033
Insurance - 0.9%
ACE Ltd.	510,100	35,105
Lincoln National Corp.	928,000	27,237
MetLife, Inc.	2,808,600	123,859
		186,201
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust	3,086,967	29,141
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	998,500	26,390
Iguatemi Empresa de Shopping Centers SA	432,700	11,111
		37,501
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	769,200	21,815
TOTAL FINANCIALS		1,633,793
HEALTH CARE - 7.5%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (a)	1,500,000	11,235
Acorda Therapeutics, Inc. (a)	772,900	25,390
Amgen, Inc. (a)	428,800	25,960
Ardea Biosciences, Inc. (a)	271,200	6,777
Biogen Idec, Inc. (a)	772,000	73,132
BioMarin Pharmaceutical, Inc. (a)	1,286,300	36,312
Gilead Sciences, Inc. (a)	731,000	30,512
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	30,787
Theravance, Inc. (a)	1,285,600	33,593
United Therapeutics Corp. (a)	344,500	22,244
Vertex Pharmaceuticals, Inc. (a)	846,300	45,692
		341,634
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	865,200	51,497
C. R. Bard, Inc.	676,800	75,653
Covidien PLC	1,923,100	105,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	572,400	$ 50,789
William Demant Holding A/S (a)	734,500	69,454
		353,164
Health Care Providers & Services - 1.4%
Aetna, Inc.	583,700	25,496
CIGNA Corp.	2,155,900	107,558
Diagnosticos da America SA	1,141,000	16,205
Humana, Inc.	518,900	41,787
McKesson Corp.	866,100	74,147
Medco Health Solutions, Inc. (a)	401,700	24,046
		289,239
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,175,300	16,179
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	1,468,800	73,249
Bruker BioSciences Corp. (a)	1,272,900	25,102
Illumina, Inc. (a)	1,112,050	80,157
		178,508
Pharmaceuticals - 1.7%
Elan Corp. PLC sponsored ADR (a)	1,639,548	15,690
GlaxoSmithKline PLC sponsored ADR	1,472,200	63,982
Perrigo Co.	620,100	53,056
Pfizer, Inc.	4,562,000	97,855
Shire PLC sponsored ADR	465,200	44,468
Valeant Pharmaceuticals International, Inc. (Canada)	1,417,911	74,323
		349,374
TOTAL HEALTH CARE		1,528,098
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.9%
Bombardier, Inc. Class B (sub. vtg.)	7,711,800	53,723
Esterline Technologies Corp. (a)	248,000	18,754
GeoEye, Inc. (a)	491,600	16,306
Goodrich Corp.	593,400	51,798
Precision Castparts Corp.	511,600	80,372
Textron, Inc.	950,500	21,747
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,344,800	$ 104,935
United Technologies Corp.	2,798,800	245,651
		593,286
Airlines - 0.6%
Delta Air Lines, Inc. (a)	436,512	4,400
Southwest Airlines Co.	4,857,900	57,469
United Continental Holdings, Inc. (a)	2,111,900	51,002
		112,871
Building Products - 0.1%
A.O. Smith Corp.	562,350	23,321
Masonite Worldwide Holdings (a)	5,358	220
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	31
warrants 5/20/16 (a)	19,485	24
		23,596
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	470,000	11,557
Construction & Engineering - 0.6%
Fluor Corp.	947,300	65,297
Foster Wheeler AG (a)	400,000	13,704
MYR Group, Inc. (a)	225,000	5,074
Shaw Group, Inc. (a)	875,700	31,989
		116,064
Electrical Equipment - 0.4%
AMETEK, Inc.	1,078,000	46,882
Regal-Beloit Corp.	516,000	35,604
		82,486
Industrial Conglomerates - 1.4%
General Electric Co.	14,822,900	291,122
Machinery - 0.8%
Caterpillar, Inc.	166,400	17,605
Danaher Corp.	1,787,600	97,478
WABCO Holdings, Inc. (a)	581,600	39,869
Weg SA	911,700	10,405
		165,357
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	751,500	$ 59,594
Union Pacific Corp.	1,051,556	110,382
		169,976
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	2,000,000	57,000
TOTAL INDUSTRIALS		1,623,315
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.6%
Alcatel-Lucent SA sponsored ADR (a)	8,239,100	46,716
Juniper Networks, Inc. (a)	1,245,500	45,598
Motorola Mobility Holdings, Inc.	770,025	19,358
Motorola Solutions, Inc.	21,699	1,039
Polycom, Inc. (a)	789,000	45,296
QUALCOMM, Inc.	2,959,600	173,403
		331,410
Computers & Peripherals - 3.1%
Apple, Inc. (a)	1,530,400	532,319
Hewlett-Packard Co.	1,231,102	46,019
NetApp, Inc. (a)	1,037,100	56,802
		635,140
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	868,900	46,973
Arrow Electronics, Inc. (a)	715,300	31,924
E Ink Holdings, Inc. GDR (a)(h)	140,100	3,160
LG Display Co. Ltd. sponsored ADR (f)	913,000	15,165
		97,222
Internet Software & Services - 0.8%
Baidu.com, Inc. sponsored ADR (a)	213,200	28,933
Demand Media, Inc. (f)	1,254,966	19,088
Facebook, Inc. Class B (s)	881,260	22,032
LinkedIn Corp. (a)	34,100	2,782
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	19,894
GDR (Reg. S) (a)	289,900	9,944
Phoenix New Media Ltd. ADR	276,600	3,184
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	847,000	$ 37,268
Renren, Inc. ADR	1,565,000	20,110
		163,235
IT Services - 1.7%
Accenture PLC Class A	1,779,400	102,120
Atos Origin SA (a)	690,586	40,378
Cognizant Technology Solutions Corp. Class A (a)	2,299,000	174,816
ServiceSource International, Inc. (f)	448,000	8,714
Visa, Inc. Class A	250,700	20,322
		346,350
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Ltd.	880,900	29,766
Freescale Semiconductor Holdings I Ltd.	1,465,000	27,103
NVIDIA Corp. (a)	2,393,696	47,970
PMC-Sierra, Inc. (a)	1,372,700	10,762
Spansion, Inc. Class A (a)	64,190	1,286
Teradyne, Inc. (a)	1,291,200	20,672
		137,559
Software - 3.4%
ANSYS, Inc. (a)	647,700	37,159
AsiaInfo Holdings, Inc. (a)	498,800	8,943
BMC Software, Inc. (a)	806,800	45,044
Check Point Software Technologies Ltd. (a)	1,219,300	66,964
CommVault Systems, Inc. (a)	1,177,500	48,678
Fortinet, Inc. (a)	384,253	18,632
Informatica Corp. (a)	885,630	51,951
Intuit, Inc. (a)	542,000	29,252
Kenexa Corp. (a)	717,400	22,684
Oracle Corp.	5,270,700	180,363
Rovi Corp. (a)	1,053,000	61,032
salesforce.com, Inc. (a)	332,200	50,581
Solera Holdings, Inc.	643,700	38,036
VMware, Inc. Class A (a)	352,300	34,286
		693,605
TOTAL INFORMATION TECHNOLOGY		2,404,521
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	332,500	$ 31,617
Arkema SA	311,800	34,169
Ashland, Inc.	836,600	57,173
CF Industries Holdings, Inc.	454,600	69,908
Lanxess AG	495,500	42,765
LyondellBasell Industries NV Class A	1,002,794	43,932
Solutia, Inc. (a)	1,447,600	36,147
Tronox, Inc.	23,603	2,931
		318,642
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A (f)	370,300	28,450
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	1,763,200	81,037
Goldcorp, Inc.	1,747,900	87,418
MacArthur Coal Ltd.	2,797,302	35,536
Newcrest Mining Ltd.	2,628,235	111,389
Walter Energy, Inc.	338,000	42,098
		357,478
TOTAL MATERIALS		704,570
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc.	361,900	28,254
CenturyLink, Inc.	34	1
		28,255
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	565,300	31,363
TOTAL TELECOMMUNICATION SERVICES		59,618
UTILITIES - 0.7%
Electric Utilities - 0.2%
PPL Corp.	1,739,500	49,037
Gas Utilities - 0.3%
Energen Corp.	378,600	23,575
ONEOK, Inc.	424,700	30,192
		53,767
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	3,503,800	$ 36,173
TOTAL UTILITIES		138,977
TOTAL COMMON STOCKS (Cost $10,141,204)		12,777,296
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	184,400	9,238
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	4,311
Chesapeake Energy Corp. 5.00%	18,580	1,845
		6,156
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (h)	239,300	3,182
Citigroup, Inc. 7.50%	59,300	7,146
		10,328
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. 6.50%	113,000	5,961
TOTAL FINANCIALS		16,289
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(s)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,900	5,704
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	$ 6,208
PPL Corp. 8.75%	108,000	5,913
		12,121
TOTAL CONVERTIBLE PREFERRED STOCKS		50,502
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	511,350	35,548
Volkswagen AG	486,000	86,282
		121,830
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I 8.125%	377,872	9,927
GMAC LLC 7.00% (h)	11,951	11,473
		21,400
TOTAL NONCONVERTIBLE PREFERRED STOCKS		143,230
TOTAL PREFERRED STOCKS (Cost $143,692)		193,732
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 7,050	6,286
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 504	$ 348
3.5% 1/15/31 (h)	3,727	2,575
		2,923
TOTAL CONSUMER DISCRETIONARY		9,209
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15 (j)	1,350	1,752
Peabody Energy Corp. 4.75% 12/15/66	6,300	7,938
		9,690
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (h)	2,860	2,969
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,391
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	4,025
TOTAL CONVERTIBLE BONDS		30,284
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	5,187	5,259
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,815
6.125% 5/15/21 (h)	1,690	1,694
Exide Technologies 8.625% 2/1/18 (h)	825	866
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (h)(j)	$ 1,930	$ 1,978
Tenneco, Inc. 6.875% 12/15/20	2,415	2,475
		14,087
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,119
6.625% 10/1/28	2,355	2,384
7.45% 7/16/31	665	755
General Motors Corp.:
6.75% 5/1/28 (d)	390	7
7.125% 7/15/13 (d)	1,135	19
7.2% 1/15/11 (d)	2,855	49
7.4% 9/1/25 (d)	195	3
7.7% 4/15/16 (d)	705	12
8.25% 7/15/23 (d)	5,475	94
8.375% 7/15/33 (d)	16,800	287
		5,729
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (h)	1,745	1,732
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(n)	13,000	13,780
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	3,096
Ameristar Casinos, Inc. 7.5% 4/15/21 (h)	2,810	2,929
Chukchansi Economic Development Authority:
3.917% 11/15/12 (h)(n)	1,140	938
8% 11/15/13 (h)	1,890	1,559
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (h)	2,105	2,158
Landry's Restaurants, Inc. 11.625% 12/1/15	760	821
MCE Finance Ltd. 10.25% 5/15/18	4,620	5,336
MGM Mirage, Inc.:
5.875% 2/27/14	4,008	3,968
6.625% 7/15/15	2,080	2,023
6.75% 4/1/13	80	82
7.5% 6/1/16	5,580	5,441
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
9% 3/15/20	$ 1,770	$ 1,974
11.125% 11/15/17	5,175	5,990
13% 11/15/13	5,000	6,025
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,145
NCL Corp. Ltd. 9.5% 11/15/18 (h)	565	609
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	1,075
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	258
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,657
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	1
7.75% 8/15/16 (d)	1,735	0*
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	226
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,282	698
		48,009
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	9,277	10,078
5.875% 1/15/36	2,020	1,955
6.375% 6/15/14	1,380	1,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (h)	1,140	1,174
9% 4/15/19 (h)	1,305	1,380
Whirlpool Corp. 6.125% 6/15/11	1,155	1,157
		17,283
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (h)	2,131	2,067
10.625% 3/15/19 (h)	1,800	1,791
		3,858
Media - 0.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	923
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(n)	$ 5,995	$ 6,385
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	1,095	1,166
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,955
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)(n)	520	543
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	845
Clear Channel Communications, Inc.:
4.9% 5/15/15	765	658
5% 3/15/12	4,405	4,416
5.5% 9/15/14	4,055	3,720
5.5% 12/15/16	1,330	958
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	780	850
Series B, 9.25% 12/15/17	3,120	3,409
Comcast Corp.:
4.95% 6/15/16	1,742	1,913
5.15% 3/1/20	595	640
5.7% 5/15/18	10,139	11,357
6.4% 3/1/40	2,111	2,301
6.45% 3/15/37	1,033	1,123
COX Communications, Inc. 4.625% 6/1/13	2,632	2,801
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,750
6.35% 6/1/40	3,224	3,476
DISH DBS Corp. 6.75% 6/1/21 (h)	3,515	3,550
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,195
Entravision Communication Corp. 8.75% 8/1/17	1,625	1,727
Gray Television, Inc. 10.5% 6/29/15	990	1,052
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	499
Lamar Media Corp. 7.875% 4/15/18	1,400	1,505
Liberty Media Corp. 8.25% 2/1/30	889	866
NBC Universal, Inc.:
3.65% 4/30/15 (h)	4,663	4,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (h)	$ 4,917	$ 5,231
6.4% 4/30/40 (h)	4,249	4,617
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,681
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,979
7% 1/15/14 pay-in-kind	6,023	6,031
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (h)	3,165	3,402
11.5% 5/1/16	1,947	2,302
11.625% 2/1/14	1,171	1,379
Radio One, Inc. 15% 5/11/16 pay-in-kind (h)(n)	4,178	4,286
Rainbow National Services LLC 10.375% 9/1/14 (h)	7,775	8,047
Satmex Escrow SA de CV 9.5% 5/15/17 (h)	475	485
Sheridan Group, Inc. 12.5% 4/15/14 (h)	1,825	1,738
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,377
5.85% 5/1/17	2,500	2,797
6.2% 7/1/13	2,154	2,369
6.75% 7/1/18	1,087	1,264
Time Warner, Inc.:
3.15% 7/15/15	362	373
5.875% 11/15/16	3,112	3,562
6.2% 3/15/40	2,618	2,728
6.5% 11/15/36	2,633	2,838
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	5,860	5,538
Univision Communications, Inc.:
6.875% 5/15/19 (h)	2,230	2,230
7.875% 11/1/20 (h)	1,640	1,738
Videotron Ltd. 9.125% 4/15/18	5,565	6,247
		163,725
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (h)	565	588
Claire's Stores, Inc. 9.25% 6/1/15	780	774
Limited Brands, Inc. 6.625% 4/1/21	300	311
Michaels Stores, Inc. 7.75% 11/1/18 (h)	1,665	1,707
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
8.625% 8/15/13	$ 1,511	$ 1,534
9% 3/15/18	1,000	1,065
Staples, Inc. 7.375% 10/1/12	757	813
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	3,430	3,859
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,357
		19,496
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19 (h)	605	622
TOTAL CONSUMER DISCRETIONARY		288,321
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,020
5.375% 11/15/14	5,671	6,350
Diageo Capital PLC 5.2% 1/30/13	3,201	3,428
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	2,974
		14,772
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
4.125% 5/15/21	5,719	5,625
6.302% 6/1/37 (n)	597	591
Rite Aid Corp.:
7.5% 3/1/17	13,280	13,280
10.375% 7/15/16	5,420	5,854
		25,350
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	483
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,051
5.625% 11/1/11	437	446
6.5% 8/11/17	6,561	7,705
6.75% 2/19/14	318	361
		15,046
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	$ 446	$ 520
9.7% 11/10/18	14,772	19,727
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,212
7.25% 6/15/37	6,101	6,821
		30,280
TOTAL CONSUMER STAPLES		85,448
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (h)	1,435	1,485
DCP Midstream LLC 5.35% 3/15/20 (h)	5,028	5,372
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,752
6.5% 4/1/20	1,008	1,157
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	7,200	7,020
Forbes Energy Services Ltd. 9% 6/15/19 (h)(j)	1,385	1,388
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	860	912
Noble Holding International Ltd. 3.45% 8/1/15	863	897
Oil States International, Inc. 6.5% 6/1/19 (h)	1,420	1,429
Precision Drilling Corp. 6.625% 11/15/20 (h)	1,580	1,635
Pride International, Inc. 6.875% 8/15/20	1,355	1,602
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	630	668
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,728
5.15% 3/15/13	2,110	2,241
		33,286
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,915	2,941
6.25% 6/1/21 (j)	1,675	1,704
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	749
6.375% 9/15/17	9,475	10,894
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ATP Oil & Gas Corp. 11.875% 5/1/15	$ 9,495	$ 9,851
BW Group Ltd. 6.625% 6/28/17 (h)	2,741	2,770
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)	635	664
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,621
5.7% 5/15/17	392	452
ConocoPhillips 5.75% 2/1/19	7,588	8,844
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	862
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,156
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,100
9% 10/15/14 (h)	1,155	1,221
Duke Capital LLC 6.25% 2/15/13	589	637
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,263
6.45% 11/3/36 (h)	3,753	4,020
El Paso Natural Gas Co. 5.95% 4/15/17	867	989
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,996
Enterprise Products Operating LP:
5.6% 10/15/14	660	737
5.65% 4/1/13	410	442
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (h)	1,715	1,784
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,581	3,739
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	358
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (h)	1,820	1,806
Marathon Petroleum Corp. 5.125% 3/1/21 (h)	3,001	3,130
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,254
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	2,904
6.85% 1/15/40 (h)	6,648	7,923
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,867
Nexen, Inc.:
5.2% 3/10/15	842	925
5.875% 3/10/35	2,365	2,323
6.2% 7/30/19	825	938
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 4,230	$ 4,374
NGPL PipeCo LLC 6.514% 12/15/12 (h)	3,302	3,482
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,070
5.75% 1/20/20	10,133	10,747
6.875% 1/20/40	1,057	1,147
7.875% 3/15/19	5,564	6,713
Petroleos Mexicanos 6% 3/5/20	879	952
Petroleum Development Corp. 12% 2/15/18	4,240	4,770
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	144
4.25% 9/1/12	663	688
5% 2/1/21	1,642	1,708
6.125% 1/15/17	1,880	2,124
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	1,661	1,821
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,685
5.5% 9/30/14 (h)	3,880	4,229
5.832% 9/30/16 (h)	1,046	1,141
6.332% 9/30/27 (h)	5,710	6,132
6.75% 9/30/19 (h)	2,367	2,716
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,671
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,713
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,171
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	535
Spectra Energy Capital, LLC 5.65% 3/1/20	421	461
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,368
6.85% 6/1/39	6,550	7,685
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,904
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,101
Western Gas Partners LP 5.375% 6/1/21	5,617	5,808
XTO Energy, Inc.:
4.9% 2/1/14	364	400
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5% 1/31/15	$ 1,031	$ 1,157
5.65% 4/1/16	707	823
		200,176
TOTAL ENERGY		233,462
FINANCIALS - 3.5%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,893	9,830
BlackRock, Inc. 4.25% 5/24/21	980	978
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	6,020
5.95% 1/18/18	3,697	4,005
6% 6/15/20	5,000	5,373
6.15% 4/1/18	1,544	1,693
6.75% 10/1/37	4,509	4,531
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	812	819
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,738
Lazard Group LLC:
6.85% 6/15/17	3,573	3,999
7.125% 5/15/15	1,276	1,438
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,315	4,594
6.4% 8/28/17	3,463	3,886
6.875% 4/25/18	4,526	5,158
Morgan Stanley:
4% 7/24/15	883	914
4.75% 4/1/14	2,291	2,416
5.45% 1/9/17	1,300	1,402
5.625% 9/23/19	1,659	1,732
5.75% 1/25/21	4,000	4,183
5.95% 12/28/17	510	560
6% 5/13/14	3,192	3,504
6% 4/28/15	1,932	2,144
6.625% 4/1/18	1,161	1,307
7.3% 5/13/19	4,941	5,690
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,606
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc. 4.3% 5/15/14	$ 4,756	$ 5,162
UBS AG Stamford Branch 3.875% 1/15/15	8,000	8,451
		99,133
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	13,137	13,891
6.1% 6/15/17	522	574
CIT Group, Inc.:
7% 5/1/15	14,251	14,357
7% 5/1/16	5,173	5,186
7% 5/1/17	20,375	20,426
Credit Suisse New York Branch 6% 2/15/18	10,887	11,983
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (h)(n)	3,496	3,452
Discover Bank:
7% 4/15/20	2,178	2,483
8.7% 11/18/19	1,651	2,060
Export-Import Bank of Korea:
5.25% 2/10/14 (h)	333	358
5.5% 10/17/12	2,091	2,200
Fifth Third Bancorp:
3.625% 1/25/16	2,893	2,959
4.5% 6/1/18	418	417
8.25% 3/1/38	3,116	3,887
Fifth Third Bank 4.75% 2/1/15	680	723
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	2,100	2,084
HBOS PLC 6.75% 5/21/18 (h)	408	412
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,572
JPMorgan Chase Bank 6% 10/1/17	1,942	2,183
KeyBank NA:
5.45% 3/3/16	1,877	2,050
5.8% 7/1/14	4,250	4,681
KeyCorp. 5.1% 3/24/21	2,604	2,710
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (n)	547	547
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,627
5% 1/17/17	3,592	3,908
5.25% 9/4/12	1,524	1,586
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 4,710	$ 4,398
7.5% 5/15/18	2,851	3,086
Regions Financial Corp.:
0.4785% 6/26/12 (n)	461	448
5.75% 6/15/15	996	1,018
7.75% 11/10/14	4,550	4,988
SunTrust Banks, Inc. 3.6% 4/15/16	4,440	4,546
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(n)	1,837	1,841
UnionBanCal Corp. 5.25% 12/16/13	614	663
Wachovia Bank NA:
4.8% 11/1/14	509	552
4.875% 2/1/15	1,305	1,414
Wachovia Corp.:
5.625% 10/15/16	3,151	3,520
5.75% 6/15/17	1,728	1,963
Wells Fargo & Co.:
3.625% 4/15/15	3,029	3,197
3.676% 6/15/16	2,210	2,297
		143,247
Consumer Finance - 0.5%
Ally Financial, Inc. 6.25% 12/1/17 (h)	1,800	1,832
Discover Financial Services:
6.45% 6/12/17	9,507	10,697
10.25% 7/15/19	797	1,063
Ford Motor Credit Co. LLC:
5.75% 2/1/21	2,610	2,613
8.125% 1/15/20	5,000	5,872
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,238
2.95% 5/9/16	1,152	1,156
3.5% 6/29/15	1,191	1,247
5.625% 9/15/17	17,812	19,907
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,377
6.875% 8/28/12	3,685	3,865
8% 11/1/31	2,570	2,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC:
6% 12/15/11	$ 880	$ 898
6.75% 12/1/14	2,355	2,508
6.875% 9/15/11	1,365	1,382
8% 12/31/18	5,795	6,389
8% 11/1/31	19,846	21,979
Household Finance Corp. 6.375% 10/15/11	1,724	1,762
HSBC Finance Corp. 5.9% 6/19/12	789	830
SLM Corp.:
0.5038% 10/25/11 (n)	5,381	5,368
8.45% 6/15/18	5,435	6,128
		103,931
Diversified Financial Services - 0.8%
Bank of America Corp. 5.75% 12/1/17	5,195	5,634
BP Capital Markets PLC:
3.125% 10/1/15	894	916
3.625% 5/8/14	5,608	5,900
4.5% 10/1/20	888	909
4.742% 3/11/21	4,210	4,357
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,499
Capital One Capital V 10.25% 8/15/39	3,798	4,040
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,460	1,548
8.125% 4/30/20	3,485	3,768
CDW LLC/CDW Finance Corp. 8% 12/15/18 (h)	2,090	2,236
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,686
Citigroup, Inc.:
4.75% 5/19/15	9,415	10,101
5.5% 4/11/13	6,263	6,699
6.125% 5/15/18	10,485	11,697
6.5% 8/19/13	19,106	21,005
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)	3,445	3,488
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,835
JPMorgan Chase & Co.:
3.4% 6/24/15	877	907
4.625% 5/10/21	5,000	5,018
4.65% 6/1/14	6,500	7,037
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
6.3% 4/23/19	$ 2,800	$ 3,198
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	4,998
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,905	3,196
11.5% 8/1/15 (h)(j)	640	704
ORIX Corp. 5.48% 11/22/11	227	231
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,010	1,058
5.5% 1/15/14 (h)	644	693
5.7% 4/15/17 (h)	1,572	1,649
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	1,485	1,530
8.25% 2/15/21 (h)	1,485	1,504
TECO Finance, Inc.:
4% 3/15/16	1,242	1,300
5.15% 3/15/20	1,894	2,032
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,620
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,930	4,520
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	4,988
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(n)	8,045	9,500
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(n)	2,951	3,084
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(n)	961	971
		163,056
Insurance - 0.4%
Aon Corp.:
3.125% 5/27/16	2,604	2,617
3.5% 9/30/15	2,415	2,494
5% 9/30/20	2,329	2,411
6.25% 9/30/40	1,570	1,691
Assurant, Inc. 5.625% 2/15/14	1,772	1,904
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	358
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)	1,381	1,450
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	285
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
HUB International Holdings, Inc. 9% 12/15/14 (h)	$ 3,710	$ 3,840
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	5,635	5,539
6.5% 3/15/35 (h)	551	554
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)	4,201	6,056
MetLife, Inc.:
2.375% 2/6/14	1,319	1,346
5% 6/15/15	686	754
5.875% 2/6/41	1,540	1,621
6.125% 12/1/11	583	599
6.75% 6/1/16	3,874	4,576
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	351
5.125% 6/10/14 (h)	3,462	3,791
Monumental Global Funding II 5.65% 7/14/11 (h)	1,531	1,537
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,178
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,564
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,353	3,705
Pacific Life Global Funding 5.15% 4/15/13 (h)	3,138	3,337
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,409
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,844
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,635
5.15% 1/15/13	2,369	2,506
7.375% 6/15/19	1,880	2,255
8.875% 6/15/38 (n)	1,751	2,127
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(n)	437	427
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,920
Unum Group:
5.625% 9/15/20	2,719	2,885
7.125% 9/30/16	803	935
USI Holdings Corp. 4.1358% 11/15/14 (h)(n)	2,920	2,796
		85,297
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	230
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12	$ 1,169	$ 1,202
BRE Properties, Inc. 5.5% 3/15/17	903	994
Camden Property Trust:
5.375% 12/15/13	2,150	2,316
5.875% 11/30/12	395	419
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,318	2,317
5.375% 10/15/12	2,926	3,031
7.5% 4/1/17	3,456	4,015
Duke Realty LP:
4.625% 5/15/13	741	779
5.875% 8/15/12	71	75
Equity One, Inc.:
6% 9/15/17	522	559
6.25% 12/15/14	924	1,013
6.25% 1/15/17	291	316
Federal Realty Investment Trust:
5.4% 12/1/13	257	278
5.9% 4/1/20	1,287	1,430
6% 7/15/12	2,719	2,859
6.2% 1/15/17	365	416
HRPT Properties Trust:
5.75% 11/1/15	524	567
6.25% 6/15/17	726	803
6.65% 1/15/18	490	553
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (h)	1,885	1,885
7% 1/15/16	4,090	4,218
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,147
Washington (REIT):
5.25% 1/15/14	440	475
5.95% 6/15/11	3,403	3,408
		40,305
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,613
Arden Realty LP 5.2% 9/1/11	1,241	1,255
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 5,000	$ 5,070
6.125% 4/15/20	1,703	1,842
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	129
5.75% 4/1/12	1,747	1,811
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	945
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,578
5.25% 3/15/21	2,876	2,925
Duke Realty LP:
5.4% 8/15/14	596	647
5.5% 3/1/16	2,930	3,180
5.625% 8/15/11	5,671	5,721
6.75% 3/15/20	517	592
8.25% 8/15/19	1,710	2,106
ERP Operating LP:
4.75% 7/15/20	3,638	3,771
5.5% 10/1/12	279	295
Liberty Property LP:
4.75% 10/1/20	5,547	5,664
5.125% 3/2/15	951	1,041
5.5% 12/15/16	1,396	1,543
Mack-Cali Realty LP 7.75% 8/15/19	957	1,179
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,407
Realogy Corp.:
7.875% 2/15/19 (h)	2,110	2,128
11.5% 4/15/17 (h)	4,960	5,245
Regency Centers LP:
4.95% 4/15/14	360	383
5.25% 8/1/15	1,257	1,370
5.875% 6/15/17	639	721
Simon Property Group LP:
4.2% 2/1/15	1,785	1,923
6.75% 5/15/14	4,302	4,891
Tanger Properties LP:
6.125% 6/1/20	4,914	5,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 873	$ 980
Ventas Realty LP Series 1, 6.5% 6/1/16	660	683
		70,149
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.875% 1/5/21	7,170	7,646
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,650
		12,326
TOTAL FINANCIALS		717,444
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	832
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (h)	1,235	1,263
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,115
6.3% 8/15/14	2,132	2,297
DaVita, Inc.:
6.375% 11/1/18	1,795	1,835
6.625% 11/1/20	1,555	1,592
Express Scripts, Inc.:
3.125% 5/15/16	4,847	4,899
6.25% 6/15/14	1,491	1,685
HCA Holdings, Inc. 7.75% 5/15/21 (h)	22,640	23,546
HCA, Inc.:
7.875% 2/15/20	4,825	5,289
9.25% 11/15/16	7,940	8,476
9.875% 2/15/17	850	951
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (h)	5,025	5,057
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,624
4.125% 9/15/20	3,728	3,692
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Multiplan, Inc. 9.875% 9/1/18 (h)	$ 3,385	$ 3,656
Rotech Healthcare, Inc. 10.5% 3/15/18 (h)	960	955
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	670
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(n)	4,790	4,945
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,129
9% 5/1/15	1,002	1,087
9.875% 7/1/14	4,690	5,112
10% 5/1/18	5,002	5,727
UHS Escrow Corp. 7% 10/1/18	420	439
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,255
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (h)	1,495	1,540
Vanguard Health Systems, Inc. 0% 2/1/16 (h)	4,990	3,219
		105,792
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (h)	1,900	2,000
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,863
Roche Holdings, Inc. 5% 3/1/14 (h)	2,224	2,443
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)	3,695	3,732
6.75% 10/1/17 (h)	1,330	1,310
6.75% 8/15/21 (h)	8,380	8,129
7% 10/1/20 (h)	1,775	1,748
7.25% 7/15/22 (h)	5,905	5,846
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,073
		28,144
TOTAL HEALTH CARE		136,031
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	669
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	841
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BAE Systems Holdings, Inc.: - continued
6.375% 6/1/19 (h)	$ 3,650	$ 4,198
6.4% 12/15/11 (h)	482	497
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,887
7.625% 2/1/18	1,830	1,901
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (h)	645	671
7.125% 3/15/21 (h)	645	672
		13,336
Air Freight & Logistics - 0.1%
CEVA Logistics:
8.375% 12/1/17 (h)	6,325	6,610
11.5% 4/1/18 (h)	5,680	6,234
		12,844
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	66
9.798% 4/1/21	5,597	5,877
6.648% 3/15/19	2,415	2,554
6.9% 7/2/19	711	754
7.339% 4/19/14	1,350	1,350
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	872	935
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,532	1,471
8.36% 1/20/19	1,150	1,213
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,066
		15,321
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	2,935	2,950
Masonite International Corp. 8.25% 4/15/21 (h)	580	580
		3,530
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(n)	$ 2,045	$ 2,099
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,141
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,609
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,063
International Lease Finance Corp.:
5.625% 9/20/13	150	155
5.65% 6/1/14	4,439	4,550
5.75% 5/15/16	1,840	1,851
5.875% 5/1/13	895	931
6.25% 5/15/19	3,035	3,043
6.625% 11/15/13	8,252	8,706
6.75% 9/1/16 (h)	2,415	2,614
7.125% 9/1/18 (h)	7,560	8,297
8.25% 12/15/20	3,190	3,581
8.625% 9/15/15	4,640	5,139
		46,779
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,296
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,532
13.5% 12/1/15 pay-in-kind (h)	774	846
		11,674
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18	280	311
Briggs & Stratton Corp. 6.875% 12/15/20	920	971
Navistar International Corp. 8.25% 11/1/21	1,735	1,913
		3,195
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,066
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	1,625	1,629
8.875% 11/1/17	1,420	1,519
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	516
		4,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (h)	$ 2,305	$ 2,334
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18 (h)	3,075	3,413
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	3,613
		7,026
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	889
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	7,087
		7,976
TOTAL INDUSTRIALS		128,745
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,845	5,721
10.125% 11/1/15 pay-in-kind (n)	8,048	8,360
EH Holding Corp.:
6.5% 6/15/19 (h)(j)	7,595	7,699
7.625% 6/15/21 (h)(j)	5,435	5,571
Lucent Technologies, Inc.:
6.45% 3/15/29	16,060	14,735
6.5% 1/15/28	1,025	940
		43,026
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (h)	3,680	3,717
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	4,012
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,260
6% 10/1/12	3,594	3,827
6.55% 10/1/17	815	967
		12,066
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	2,730	2,812
First Data Corp. 7.375% 6/15/19 (h)	3,295	3,353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
4.875% 1/15/14	$ 12,355	$ 12,602
7.625% 11/15/20	1,730	1,799
Telcordia Technologies, Inc. 11% 5/1/18 (h)	1,665	1,881
		22,447
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	538
5.5% 5/15/12	1,485	1,550
		2,088
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (h)	4,030	4,493
10.125% 12/15/16	7,080	7,593
10.125% 3/15/18 (h)	7,790	8,832
NXP BV/NXP Funding LLC:
3.028% 10/15/13 (n)	621	615
9.75% 8/1/18 (h)	1,480	1,698
Spansion LLC:
7.875% 11/15/17 (h)	1,150	1,190
11.25% 1/15/16 (d)(h)	905	203
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,514
		27,138
TOTAL INFORMATION TECHNOLOGY		110,482
MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (h)	515	520
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,351
7.6% 5/15/14	7,168	8,358
Georgia Gulf Corp. 9% 1/15/17 (h)	3,040	3,367
		15,596
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	$ 1,640	$ 1,710
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	2,040	2,111
Owens-Illinois, Inc. 7.8% 5/15/18	350	384
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (h)	2,340	2,404
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	378
		6,987
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,429
Aperam:
7.375% 4/1/16 (h)	460	472
7.75% 4/1/18 (h)	375	386
ArcelorMittal SA 3.75% 3/1/16	1,466	1,489
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,210
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	859
Calcipar SA 6.875% 5/1/18 (h)	720	738
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,179	1,262
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,570
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)	8,300	8,445
6.875% 2/1/18 (h)	2,890	2,984
7% 11/1/15 (h)	3,575	3,722
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	1,089
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	6,540	6,736
Novelis, Inc. 8.375% 12/15/17	2,095	2,278
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,415
Severstal Columbus LLC 10.25% 2/15/18	4,670	5,207
United States Steel Corp. 6.65% 6/1/37	3,880	3,521
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,461
		53,273
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	4,930	5,448
Clearwater Paper Corp. 7.125% 11/1/18 (h)	485	506
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Mercer International, Inc. 9.5% 12/1/17	$ 1,195	$ 1,310
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (n)	1,015	964
		8,228
TOTAL MATERIALS		85,971
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,078
6.3% 1/15/38	5,000	5,347
6.8% 5/15/36	8,428	9,490
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,621
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,484
7.6% 9/15/39	4,200	4,296
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	12,160	13,346
Frontier Communications Corp. 8.25% 4/15/17	2,710	2,981
Intelsat Ltd. 11.25% 6/15/16	9,660	10,240
Sprint Capital Corp.:
6.875% 11/15/28	21,910	21,279
6.9% 5/1/19	14,150	14,787
8.375% 3/15/12	7,330	7,678
Telecom Italia Capital SA:
4.95% 9/30/14	2,973	3,148
5.25% 10/1/15	2,367	2,509
6.999% 6/4/18	6,391	7,157
7.175% 6/18/19	712	808
Telefonica Emisiones SAU:
5.134% 4/27/20	713	728
5.462% 2/16/21	3,562	3,700
6.421% 6/20/16	684	774
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,200
6.25% 4/1/37	3,729	4,039
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,585
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	$ 1,860	$ 1,976
11.75% 7/15/17 (h)	6,720	7,812
Windstream Corp. 7.5% 4/1/23	3,750	3,853
		139,916
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	999	1,051
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,000	4,380
Cricket Communications, Inc. 7.75% 10/15/20 (h)	740	730
Crown Castle International Corp. 9% 1/15/15	2,955	3,280
Digicel Group Ltd.:
8.875% 1/15/15 (h)	6,915	7,140
12% 4/1/14 (h)	3,990	4,648
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,910
5.875% 10/1/19	6,223	6,957
6.35% 3/15/40	1,699	1,825
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)	10,040	10,090
7.5% 4/1/21 (h)	5,500	5,528
8.5% 11/1/19	2,455	2,627
9.5% 6/15/16	4,745	4,977
Nextel Communications, Inc.:
5.95% 3/15/14	830	836
6.875% 10/31/13	4,380	4,418
7.375% 8/1/15	11,630	11,703
NII Capital Corp. 7.625% 4/1/21	5,895	6,234
Vodafone Group PLC:
5% 12/16/13	2,129	2,322
5.5% 6/15/11	1,626	1,629
		87,285
TOTAL TELECOMMUNICATION SERVICES		227,201
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	2,739	2,669
Ameren Illinois Co. 6.125% 11/15/17	243	280
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17	$ 2,769	$ 3,229
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,153
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,054
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,104	3,140
6.4% 9/15/20 (h)	7,663	8,044
Edison International 3.75% 9/15/17	3,169	3,198
Edison Mission Energy 7% 5/15/17	510	422
EDP Finance BV:
4.9% 10/1/19 (h)	1,300	1,171
6% 2/2/18 (h)	2,212	2,152
Enel Finance International SA 5.7% 1/15/13 (h)	282	300
FirstEnergy Corp. 7.375% 11/15/31	5,609	6,521
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,357
6.05% 8/15/21	3,924	4,315
Intergen NV 9% 6/30/17 (h)	7,015	7,559
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,120
LG&E and KU Energy LLC:
2.125% 11/15/15 (h)	3,576	3,485
3.75% 11/15/20 (h)	704	671
Mirant Americas Generation LLC 8.5% 10/1/21	6,695	6,913
Nevada Power Co.:
6.5% 5/15/18	5,100	5,981
6.5% 8/1/18	531	623
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	3,645	4,101
Pennsylvania Electric Co. 6.05% 9/1/17	450	503
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,385
Progress Energy, Inc.:
4.4% 1/15/21	5,862	6,023
6% 12/1/39	3,060	3,333
Sierra Pacific Power Co. 5.45% 9/1/13	527	574
Tampa Electric Co. 6.15% 5/15/37	3,871	4,388
		95,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	$ 260	$ 298
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	988
		1,286
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	4,660	5,044
Calpine Corp. 7.875% 1/15/23 (h)	12,985	13,569
Duke Capital LLC 5.668% 8/15/14	1,905	2,121
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,684
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,448
11% 10/1/21 (h)	6,978	7,118
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,435
5.35% 1/15/14	900	978
GenOn Energy, Inc. 9.875% 10/15/20	2,325	2,453
TXU Corp.:
6.5% 11/15/24	3,915	2,075
6.55% 11/15/34	2,965	1,542
		54,467
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,033
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,469	13,334
7.5% 6/30/66 (n)	1,102	1,168
DTE Energy Co. 7.05% 6/1/11	912	912
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,684
6.5% 9/15/37	1,418	1,639
National Grid PLC 6.3% 8/1/16	376	434
NiSource Finance Corp.:
5.25% 9/15/17	497	544
5.4% 7/15/14	1,249	1,378
5.45% 9/15/20	598	641
6.25% 12/15/40	1,190	1,266
6.4% 3/15/18	1,230	1,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19	$ 2,710	$ 3,168
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	2,776	2,811
		33,423
TOTAL UTILITIES		184,840
TOTAL NONCONVERTIBLE BONDS		2,197,945
TOTAL CORPORATE BONDS (Cost $2,044,764)		2,228,229
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	29,213
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	46,242	49,791
2.125% 2/15/40	105,384	113,685
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		163,476
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds 4.75% 2/15/41	110,954	121,148
U.S. Treasury Notes:
1% 10/31/11	120,000	120,436
1% 5/15/14 (f)(l)	633,508	637,697
1.75% 5/31/16	105,168	105,480
2.375% 5/31/18	19,921	19,918
3.125% 4/30/17	335,000	355,833
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 217,530	$ 218,890
3.625% 2/15/21	41,566	43,709
TOTAL U.S. TREASURY OBLIGATIONS		1,623,111
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,797,444)		1,815,800
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.0%
2.589% 6/1/36 (n)	165	172
3.5% 11/1/25 to 11/1/40	37,276	36,826
3.533% 7/1/37 (n)	495	520
4% 4/1/24 to 3/1/41	32,700	32,992
4% 6/1/41 (j)(k)	22,000	22,153
4.5% 6/1/24 to 5/1/41	206,599	214,913
4.5% 6/1/26 (j)	1,500	1,590
5% 6/1/24 to 8/1/40 (k)	72,384	77,362
5% 6/1/41 (j)	31,000	32,998
5% 6/1/41 (j)	12,000	12,774
5% 6/1/41 (j)	1,000	1,064
5% 6/1/41 (j)(k)	22,000	23,418
5% 6/1/41 (j)(k)	12,000	12,774
5.5% 6/1/33 to 3/1/40	12,187	13,273
5.5% 6/1/41 (j)	6,500	7,047
5.5% 6/1/41 (j)	10,000	10,841
6% 2/1/23 to 9/1/39	63,735	70,190
6% 6/1/41 (j)(k)	17,500	19,253
6% 6/1/41 (j)	18,300	20,133
6% 6/1/41 (j)(k)	4,000	4,401
TOTAL FANNIE MAE		614,694
Freddie Mac - 0.8%
3.281% 10/1/35 (n)	237	253
4% 6/1/41 (j)	2,000	2,012
4.5% 4/1/40 to 4/1/41	7,706	8,016
4.5% 6/1/41 (j)	27,800	28,845
5% 3/1/19 to 12/1/40	36,396	38,910
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 5/1/27 to 2/1/40	$ 60,543	$ 65,587
5.5% 6/1/41 (j)	7,400	8,014
6% 7/1/37 to 8/1/37	1,487	1,639
6.5% 3/1/36	4,187	4,738
TOTAL FREDDIE MAC		158,014
Ginnie Mae - 0.6%
4% 1/15/25 to 10/20/25	11,679	12,337
4.5% 3/15/41	6,977	7,394
4.5% 6/1/41 (j)	29,000	30,663
4.5% 6/1/41 (j)(k)	22,000	23,261
5% 4/15/38 to 8/15/40	2,000	2,167
5% 6/1/41 (j)	9,000	9,746
5% 6/1/41 (j)	4,000	4,332
5% 6/1/41 (j)	8,000	8,663
5.5% 12/15/38 to 9/15/39	2,299	2,540
6% 2/15/34	8,787	9,843
TOTAL GINNIE MAE		110,946
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $871,397)		883,654
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (n)	1,204	843
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (n)	26	26
Class M2, 1.844% 3/25/34 (n)	334	269
Series 2005-HE2 Class M2, 0.644% 4/25/35 (n)	117	113
Series 2006-OP1 Class M4, 0.564% 4/25/36 (n)	109	0*
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,534
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,620
Series 2011-3 Class A2, 1.87% 5/15/16	4,060	4,070
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	550
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (n)	$ 69	$ 55
Series 2004-R2 Class M3, 0.744% 4/25/34 (n)	101	29
Series 2005-R2 Class M1, 0.644% 4/25/35 (n)	1,567	1,353
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (n)	36	28
Series 2004-W11 Class M2, 0.894% 11/25/34 (n)	426	366
Series 2004-W7 Class M1, 0.744% 5/25/34 (n)	1,108	842
Series 2006-W4 Class A2C, 0.354% 5/25/36 (n)	1,046	320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (n)	2,026	1,623
Series 2006-HE2 Class M1, 0.564% 3/25/36 (n)	145	2
Axon Financial Funding Ltd. 0.873% 4/4/17 (d)(h)(n)	4,820	0*
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (n)	1,222	1,106
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (n)	52	51
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	724	730
Series 2007-1 Class C, 5.38% 11/15/12	403	414
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (h)(n)	329	263
Class B, 0.9458% 7/20/39 (h)(n)	200	82
Class C, 1.2958% 7/20/39 (h)(n)	258	13
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	448
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (n)	4,366	180
Series 2006-NC4 Class M1, 0.494% 10/25/36 (n)	2,725	188
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (n)	1,368	480
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,476
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.464% 10/25/35 (n)	1,431	1,401
Series 2007-AMC4 Class M1, 0.464% 5/25/37 (n)	581	33
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (n)	36	36
Series 2007-4 Class A1A, 0.3326% 9/25/37 (n)	305	293
Series 2007-5 Class 2A1, 0.294% 9/25/47 (n)	3,200	3,129
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (n)	$ 121	$ 59
Series 2004-4 Class M2, 0.989% 6/25/34 (n)	446	250
Series 2005-3 Class MV1, 0.614% 8/25/35 (n)	540	519
Series 2005-AB1 Class A2, 0.404% 8/25/35 (n)	55	55
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)	159	160
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (n)	30	21
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (n)	221	128
Series 2006-3 Class 2A3, 0.354% 11/25/36 (n)	4,507	1,817
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.019% 3/25/34 (n)	18	7
Series 2006-FF14 Class A2, 0.254% 10/25/36 (n)	988	960
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	367	370
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (n)	586	586
Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,015
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	25	25
Series 2007-1:
Class A4, 5.03% 2/16/15	98	98
Class C, 5.43% 2/16/15	426	427
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (n)	720	352
Class M4, 0.874% 1/25/35 (n)	276	87
Series 2006-D Class M1, 0.424% 11/25/36 (n)	162	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (h)(n)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	852	679
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (h)(n)	183	171
Series 2006-2A:
Class A, 0.378% 11/15/34 (h)(n)	1,278	1,060
Class B, 0.478% 11/15/34 (h)(n)	462	300
Class C, 0.578% 11/15/34 (h)(n)	767	383
Class D, 0.948% 11/15/34 (h)(n)	292	73
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (n)	512	496
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	$ 19	$ 19
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (n)	2,032	1,370
Series 2007-HE1 Class M1, 0.444% 3/25/47 (n)	820	48
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (h)(n)	497	259
Class C, 0.744% 9/25/46 (h)(n)	1,159	232
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (n)	293	209
Series 2003-3 Class M1, 1.484% 8/25/33 (n)	566	463
Series 2003-5 Class A2, 0.894% 12/25/33 (n)	25	17
Series 2005-5 Class 2A2, 0.444% 11/25/35 (n)	50	50
Series 2006-1 Class 2A3, 0.419% 4/25/36 (n)	794	777
Series 2006-8 Class 2A1, 0.244% 3/25/37 (n)	3	2
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (n)	528	449
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (n)	1,137	526
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (n)	2,497	90
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (n)	1,136	967
Class MV1, 0.424% 11/25/36 (n)	923	604
Series 2007-CH3 Class M1, 0.494% 3/25/37 (n)	397	21
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (n)	538	463
Series 2006-A Class 2C, 1.4585% 3/27/42 (n)	2,016	406
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	830	837
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (n)	70	49
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	10	10
Class C, 5.691% 10/20/28 (h)	5	5
Class D, 6.01% 10/20/28 (h)	53	54
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (n)	407	23
Series 2007-HE1 Class M1, 0.494% 5/25/37 (n)	596	32
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (n)	125	81
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	$ 20	$ 20
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (n)	436	299
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (n)	1,460	1,257
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (n)	7	7
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (n)	2,284	1,828
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (n)	44	35
Series 2005-NC1 Class M1, 0.634% 1/25/35 (n)	303	206
Series 2005-NC2 Class B1, 1.364% 3/25/35 (n)	316	44
Series 2007-HE2 Class M1, 0.444% 1/25/37 (n)	3,212	90
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (p)	1,364	157
Series 2006-2 Class AIO, 6% 8/25/11 (p)	139	1
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	242	8
Series 2006-4:
Class A1, 0.224% 3/25/25 (n)	52	52
Class AIO, 6.35% 2/27/12 (p)	819	32
Class D, 1.294% 5/25/32 (n)	1,544	12
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,101	63
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	936	64
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (n)	1,083	701
Series 2005-D Class M2, 0.664% 2/25/36 (n)	593	174
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (d)(h)(n)	429	0
Series 2006-1A Class A, 1.5958% 3/20/11 (d)(h)(n)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (n)	39	39
Series 2007-6 Class 2A1, 0.254% 7/25/37 (n)	89	87
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (n)	405	248
Class M4, 1.644% 9/25/34 (n)	519	163
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (n)	1,817	1,703
Class M3, 0.754% 1/25/36 (n)	363	251
Class M4, 1.024% 1/25/36 (n)	1,120	590
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (n)	1,328	18
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (n)	271	9
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (n)	$ 23	$ 23
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (n)	1,124	896
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (n)	34	0*
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (n)	444	162
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (n)	115	111
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (h)(n)	516	492
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (n)	965	158
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (n)	53	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	531	545
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (n)	22	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (h)(n)	1,491	45
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (h)(n)	6,374	6,366
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (h)(n)	1,358	801
TOTAL ASSET-BACKED SECURITIES (Cost $76,588)		77,206
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (n)	51	34
Class C, 5.8361% 4/10/49 (n)	135	76
Class D, 5.8361% 4/10/49 (n)	67	29
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (h)	$ 2,507	$ 2,556
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (n)	1,331	1,251
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (n)	1,395	1,261
Series 2004-A Class 2A2, 2.8609% 2/25/34 (n)	722	643
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	101	91
Class 2A2, 2.8678% 3/25/34 (n)	824	784
Series 2004-D Class 2A2, 2.8778% 5/25/34 (n)	1,224	1,121
Series 2004-G Class 2A7, 3.021% 8/25/34 (n)	1,148	1,031
Series 2004-H Class 2A1, 3.1658% 9/25/34 (n)	1,002	897
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (h)(n)(p)	33,185	2,273
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (n)	1,602	1,285
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (h)(n)(p)	2,557	26
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (n)	356	353
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (n)	3,539	3,532
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (n)	912	958
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (n)	842	839
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	397
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (h)(n)	124	124
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (n)	160	149
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (n)	1,183	1,137
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (h)(n)	878	876
Class C2, 0.7455% 10/18/54 (h)(n)	294	292
Class M2, 0.5255% 10/18/54 (h)(n)	505	503
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (h)(n)	2,161	2,133
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (n)	142	92
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 1.3958% 12/20/54 (h)(n)	$ 4,917	$ 3,196
Series 2006-2 Class C1, 0.6658% 12/20/54 (n)	4,095	2,662
Series 2006-3 Class C2, 0.6958% 12/20/54 (n)	853	554
Series 2006-4:
Class B1, 0.2858% 12/20/54 (n)	3,154	2,712
Class C1, 0.5758% 12/20/54 (n)	1,928	1,253
Class M1, 0.3658% 12/20/54 (n)	829	634
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (n)	1,671	1,086
Class 1M1, 0.4958% 12/20/54 (n)	1,114	852
Class 2C1, 1.1558% 12/20/54 (n)	760	494
Class 2M1, 0.6958% 12/20/54 (n)	1,431	1,095
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (n)	1,981	1,288
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (n)	326	251
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (n)	527	454
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (n)	273	181
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	22	22
Class A3, 5.447% 6/12/47 (n)	1,730	1,810
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (n)	1,917	1,546
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (n)	971	941
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (n)	1,209	1,149
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (n)	2,697	2,584
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	450
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (n)	714	505
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (n)	74	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (n)	1,296	902
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (h)(n)	188	183
Class C, 0.388% 6/15/22 (h)(n)	1,165	1,095
Class D, 0.398% 6/15/22 (h)(n)	448	419
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class E, 0.408% 6/15/22 (h)(n)	$ 717	$ 663
Class F, 0.438% 6/15/22 (h)(n)	1,164	1,065
Class G, 0.508% 6/15/22 (h)(n)	269	241
Class H, 0.528% 6/15/22 (h)(n)	538	472
Class J, 0.568% 6/15/22 (h)(n)	628	545
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (n)	1,343	1,284
Series 2005-A2 Class A7, 2.6245% 2/25/35 (n)	1,083	1,017
Series 2006-A6 Class A4, 3.1889% 10/25/33 (n)	1,109	1,062
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,104
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (n)	1,657	1,329
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (n)	2,236	150
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (n)	668	574
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (h)(n)	1,151	939
Class B6, 3.0539% 7/10/35 (h)(n)	245	189
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	677	722
Series 2004-SL3 Class A1, 7% 8/25/16	37	38
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (h)(n)	289	267
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	45
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (n)	29	21
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (n)	414	398
Series 2003-20 Class 1A1, 5.5% 7/25/33	297	302
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (n)	2,485	1,768
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (n)	7,366	7,341
Series 2006-5 Class A1, 0.314% 10/25/46 (n)	2,839	2,822
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (n)	$ 674	$ 661
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (n)	1,826	1,638
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.845% 12/25/34 (n)	602	600
Series 2004-H Class A1, 4.4817% 6/25/34 (n)	1,034	1,013
Series 2004-W Class A9, 2.7613% 11/25/34 (n)	3,741	3,627
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (n)	497	483
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (n)	9,574	9,074
Class 2A6, 2.7836% 7/25/35 (n)	421	399
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (n)	1,890	1,747
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (n)	734	672
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,439)		100,333
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (n)	671	705
Class A3, 7.1325% 2/14/43 (n)	724	774
Class A6, 7.4525% 2/14/43 (n)	1,067	1,127
Class PS1, 1.4533% 2/14/43 (n)(p)	2,641	54
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (n)	1,065	1,137
Series 2006-5:
Class A2, 5.317% 9/10/47	3,280	3,346
Class A3, 5.39% 9/10/47	1,272	1,323
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,927
Series 2007-4 Class A3, 5.9998% 2/10/51 (n)	910	974
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	105
Series 2007-3:
Class A3, 5.8018% 6/10/49 (n)	1,523	1,610
Class A4, 5.8018% 6/10/49 (n)	1,901	2,068
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,160
Series 2004-2:
Class A3, 4.05% 11/10/38	167	169
Class A4, 4.153% 11/10/38	1,157	1,207
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 795	$ 794
Series 2007-1 Class A2, 5.381% 1/15/49	2,526	2,554
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	513
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	228	226
Class K, 6.15% 5/11/35 (h)	424	414
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	2,977
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (h)(n)	392	392
Class D, 0.558% 3/15/22 (h)(n)	397	397
Class E, 0.598% 3/15/22 (h)(n)	328	322
Class F, 0.668% 3/15/22 (h)(n)	467	456
Class G, 0.728% 3/15/22 (h)(n)	303	286
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (h)(n)	586	568
Class D, 0.408% 10/15/19 (h)(n)	716	684
Class E, 0.438% 10/15/19 (h)(n)	663	623
Class F, 0.508% 10/15/19 (h)(n)	1,987	1,863
Class G, 0.528% 10/15/19 (h)(n)	935	822
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (h)(n)	56	42
Series 2004-1:
Class A, 0.554% 4/25/34 (h)(n)	949	831
Class B, 2.094% 4/25/34 (h)(n)	106	57
Class M1, 0.754% 4/25/34 (h)(n)	86	65
Class M2, 1.394% 4/25/34 (h)(n)	79	53
Series 2004-2:
Class A, 0.624% 8/25/34 (h)(n)	782	679
Class M1, 0.774% 8/25/34 (h)(n)	134	97
Series 2004-3:
Class A1, 0.564% 1/25/35 (h)(n)	1,756	1,558
Class A2, 0.614% 1/25/35 (h)(n)	252	222
Class M1, 0.694% 1/25/35 (h)(n)	303	214
Class M2, 1.194% 1/25/35 (h)(n)	144	97
Series 2005-2A:
Class A1, 0.504% 8/25/35 (h)(n)	1,233	1,017
Class M1, 0.624% 8/25/35 (h)(n)	67	44
Class M2, 0.674% 8/25/35 (h)(n)	110	66
Class M3, 0.694% 8/25/35 (h)(n)	61	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M4, 0.804% 8/25/35 (h)(n)	$ 56	$ 30
Series 2005-3A:
Class A1, 0.514% 11/25/35 (h)(n)	500	416
Class A2, 0.594% 11/25/35 (h)(n)	451	377
Class M1, 0.634% 11/25/35 (h)(n)	59	39
Class M2, 0.684% 11/25/35 (h)(n)	75	45
Class M3, 0.704% 11/25/35 (h)(n)	67	38
Class M4, 0.794% 11/25/35 (h)(n)	84	42
Series 2005-4A:
Class A2, 0.584% 1/25/36 (h)(n)	1,176	993
Class B1, 1.594% 1/25/36 (h)(n)	102	36
Class M1, 0.644% 1/25/36 (h)(n)	379	246
Class M2, 0.664% 1/25/36 (h)(n)	114	69
Class M3, 0.694% 1/25/36 (h)(n)	166	93
Class M4, 0.804% 1/25/36 (h)(n)	92	47
Class M5, 0.844% 1/25/36 (h)(n)	92	44
Class M6, 0.894% 1/25/36 (h)(n)	98	41
Series 2006-1:
Class A2, 0.554% 4/25/36 (h)(n)	178	148
Class M1, 0.574% 4/25/36 (h)(n)	64	45
Class M2, 0.594% 4/25/36 (h)(n)	67	44
Class M3, 0.614% 4/25/36 (h)(n)	58	36
Class M4, 0.714% 4/25/36 (h)(n)	33	20
Class M5, 0.754% 4/25/36 (h)(n)	32	17
Class M6, 0.834% 4/25/36 (h)(n)	64	30
Series 2006-2A:
Class A1, 0.424% 7/25/36 (h)(n)	2,695	2,145
Class A2, 0.474% 7/25/36 (h)(n)	160	126
Class B1, 1.064% 7/25/36 (h)(n)	60	22
Class B3, 2.894% 7/25/36 (h)(n)	90	28
Class M1, 0.504% 7/25/36 (h)(n)	168	110
Class M2, 0.524% 7/25/36 (h)(n)	118	72
Class M3, 0.544% 7/25/36 (h)(n)	98	59
Class M4, 0.614% 7/25/36 (h)(n)	66	38
Class M5, 0.664% 7/25/36 (h)(n)	82	46
Class M6, 0.734% 7/25/36 (h)(n)	122	51
Series 2006-3A:
Class B1, 0.994% 10/25/36 (h)(n)	109	14
Class B2, 1.544% 10/25/36 (h)(n)	79	8
Class B3, 2.794% 10/25/36 (h)(n)	128	7
Class M4, 0.624% 10/25/36 (h)(n)	121	41
Class M5, 0.674% 10/25/36 (h)(n)	144	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M6, 0.754% 10/25/36 (h)(n)	$ 283	$ 62
Series 2006-4A:
Class A1, 0.424% 12/25/36 (h)(n)	616	499
Class A2, 0.464% 12/25/36 (h)(n)	3,016	2,232
Class B1, 0.894% 12/25/36 (h)(n)	96	15
Class B2, 1.444% 12/25/36 (h)(n)	98	13
Class B3, 2.644% 12/25/36 (h)(n)	167	15
Class M1, 0.484% 12/25/36 (h)(n)	200	90
Class M2, 0.504% 12/25/36 (h)(n)	133	55
Class M3, 0.534% 12/25/36 (h)(n)	136	48
Class M4, 0.594% 12/25/36 (h)(n)	162	48
Class M5, 0.634% 12/25/36 (h)(n)	149	36
Class M6, 0.714% 12/25/36 (h)(n)	133	27
Series 2007-1:
Class A2, 0.464% 3/25/37 (h)(n)	632	420
Class B1, 0.864% 3/25/37 (h)(n)	202	30
Class B2, 1.344% 3/25/37 (h)(n)	146	17
Class B3, 3.544% 3/25/37 (h)(n)	320	18
Class M1, 0.464% 3/25/37 (h)(n)	177	73
Class M2, 0.484% 3/25/37 (h)(n)	133	45
Class M3, 0.514% 3/25/37 (h)(n)	119	37
Class M4, 0.564% 3/25/37 (h)(n)	96	25
Class M5, 0.614% 3/25/37 (h)(n)	148	32
Class M6, 0.694% 3/25/37 (h)(n)	207	39
Series 2007-2A:
Class A1, 0.464% 7/25/37 (h)(n)	576	427
Class A2, 0.514% 7/25/37 (h)(n)	540	344
Class B1, 1.794% 7/25/37 (h)(n)	167	16
Class B2, 2.444% 7/25/37 (h)(n)	144	10
Class B3, 3.544% 7/25/37 (h)(n)	161	8
Class M1, 0.564% 7/25/37 (h)(n)	190	66
Class M2, 0.604% 7/25/37 (h)(n)	104	28
Class M3, 0.684% 7/25/37 (h)(n)	105	21
Class M4, 0.844% 7/25/37 (h)(n)	207	35
Class M5, 0.944% 7/25/37 (h)(n)	183	27
Class M6, 1.194% 7/25/37 (h)(n)	232	29
Series 2007-3:
Class A2, 0.484% 7/25/37 (h)(n)	649	434
Class B1, 1.144% 7/25/37 (h)(n)	145	21
Class B2, 1.794% 7/25/37 (h)(n)	361	42
Class B3, 4.194% 7/25/37 (h)(n)	193	13
Class M1, 0.504% 7/25/37 (h)(n)	129	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.534% 7/25/37 (h)(n)	$ 138	$ 45
Class M3, 0.564% 7/25/37 (h)(n)	217	59
Class M4, 0.694% 7/25/37 (h)(n)	341	81
Class M5, 0.794% 7/25/37 (h)(n)	178	37
Class M6, 0.994% 7/25/37 (h)(n)	135	24
Series 2007-4A:
Class B1, 2.744% 9/25/37 (h)(n)	222	9
Class B2, 3.644% 9/25/37 (h)(n)	803	24
Class M1, 1.144% 9/25/37 (h)(n)	213	38
Class M2, 1.244% 9/25/37 (h)(n)	213	30
Class M4, 1.794% 9/25/37 (h)(n)	543	43
Class M5, 1.944% 9/25/37 (h)(n)	543	38
Class M6, 2.144% 9/25/37 (h)(n)	543	33
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(p)	1,935	77
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(n)(p)	4,698	507
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (h)(n)	611	550
Class H, 0.848% 3/15/19 (h)(n)	411	350
Class J, 1.048% 3/15/19 (h)(n)	309	263
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (h)(n)	452	412
Class E, 0.498% 3/15/22 (h)(n)	2,347	2,119
Class F, 0.548% 3/15/22 (h)(n)	1,440	1,272
Class G, 0.598% 3/15/22 (h)(n)	369	315
Class H, 0.748% 3/15/22 (h)(n)	452	376
Class J, 0.898% 3/15/22 (h)(n)	452	346
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	204	206
Series 2004-PWR3 Class A3, 4.487% 2/11/41	358	368
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,802
Series 2007-PW16:
Class A4, 5.9055% 6/11/40 (n)	534	593
Class AAB, 5.9055% 6/11/40 (n)	4,740	5,080
Series 2007-PW17 Class A1, 5.282% 6/11/50	357	365
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	330
Class A4, 5.7% 6/11/50	4,380	4,819
Series 2007-T26 Class A1, 5.145% 1/12/45	138	140
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (h)(n)(p)	$ 6,436	$ 10
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,356
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (h)(n)(p)	10,396	168
Series 2006-T22 Class A4, 5.7046% 4/12/38 (n)	114	127
Series 2007-PW16:
Class B, 5.716% 6/11/40 (h)(n)	146	94
Class C, 5.716% 6/11/40 (h)(n)	122	66
Class D, 5.716% 6/11/40 (h)(n)	122	61
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (h)(n)(p)	79,526	898
Series 2007-T28:
Class A1, 5.422% 9/11/42	79	80
Class X2, 0.3378% 9/11/42 (h)(n)(p)	39,180	281
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(n)	531	226
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (h)(n)	628	486
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,145
Class XCL, 2.4992% 5/15/35 (h)(n)(p)	7,168	150
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (h)(n)	326	323
Class G, 0.5271% 8/15/21 (h)(n)	405	404
Class H, 0.5671% 8/15/21 (h)(n)	324	318
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,928
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,372	1,275
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,098	1,097
Class A2, 5.8862% 12/10/49 (n)	1,210	1,245
Class A4, 5.8862% 12/10/49 (n)	3,035	3,367
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	565	568
Class A4, 5.322% 12/11/49	4,053	4,327
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	921
Class C, 5.476% 12/11/49	1,717	601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (n)	$ 912	$ 977
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	1,313
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (h)(n)	4,783	4,550
Class C, 0.468% 4/15/17 (h)(n)	734	691
Class D, 0.508% 4/15/17 (h)(n)	721	664
Class E, 0.568% 4/15/17 (h)(n)	230	207
Class F, 0.608% 4/15/17 (h)(n)	130	115
Class G, 0.748% 4/15/17 (h)(n)	130	111
Class H, 0.818% 4/15/17 (h)(n)	130	104
Class J, 1.048% 4/15/17 (h)(n)	100	70
Series 2005-FL11:
Class C, 0.498% 11/15/17 (h)(n)	696	673
Class D, 0.538% 11/15/17 (h)(n)	36	35
Class E, 0.588% 11/15/17 (h)(n)	128	122
Class F, 0.648% 11/15/17 (h)(n)	141	131
Class G, 0.698% 11/15/17 (h)(n)	98	89
Series 2006-CN2A:
Class A2FL, 0.4295% 2/5/19 (h)(n)	1,390	1,372
Class AJFL, 0.4695% 2/5/19 (n)	640	624
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (h)(n)	1,300	1,209
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,709
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,594
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,964
Series 2007-C9 Class A4, 6.0084% 12/10/49 (n)	2,018	2,250
Series 2006-C8 Class XP, 0.6858% 12/10/46 (n)(p)	13,819	148
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,200
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	6,413	6,492
Class A3, 5.542% 1/15/49 (n)	1,824	1,944
Series 2007-C3 Class A4, 5.9052% 6/15/39 (n)	549	596
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,401
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (n)(p)	8,413	137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	$ 825	$ 887
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (h)(n)	3,254	2,603
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	924
Series 2002-CP5 Class A1, 4.106% 12/15/35	61	62
Series 2004-C1:
Class A3, 4.321% 1/15/37	124	126
Class A4, 4.75% 1/15/37	425	450
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (n)(p)	1,849	4
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (h)(n)(p)	3,913	7
Series 2006-C1 Class A3, 5.711% 2/15/39 (n)	4,815	5,086
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (h)(n)	345	314
Class C:
0.368% 2/15/22 (h)(n)	1,416	1,274
0.468% 2/15/22 (h)(n)	506	435
Class F, 0.518% 2/15/22 (h)(n)	1,011	849
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (n)(p)	14,245	150
Class B, 5.487% 2/15/40 (h)(n)	1,394	279
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	312	313
Class G, 6.936% 3/15/33 (h)	600	596
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,931
Series 2001-1 Class X1, 1.2156% 5/15/33 (h)(n)(p)	1,685	10
Series 2007-C1 Class XP, 0.3797% 12/10/49 (n)(p)	18,985	95
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (n)(p)	2,661	7
Series 2005-C1 Class X2, 0.7311% 5/10/43 (n)(p)	3,473	20
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (h)(n)	343	316
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,904
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 2,652	$ 2,872
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (h)(n)(p)	15,263	70
Series 2006-GG7 Class A3, 5.881% 7/10/38 (n)	2,404	2,545
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (h)(n)(p)	20,343	169
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (h)(n)	30	29
Class D, 0.489% 6/6/20 (h)(n)	218	205
Class E, 0.579% 6/6/20 (h)(n)	252	231
Class F, 0.649% 6/6/20 (h)(n)	634	575
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(n)	1,144	1,128
Class D, 2.3636% 3/6/20 (h)(n)	2,144	2,114
Class F, 2.8433% 3/6/20 (h)(n)	94	93
Class G, 3.0177% 3/6/20 (h)(n)	47	46
Class H, 3.5846% 3/6/20 (h)(n)	42	42
Class J, 4.4568% 3/6/20 (h)(n)	60	60
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	283	285
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (h)(n)(p)	16,612	114
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,298	3,296
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	824	829
Series 2007-GG10 Class A2, 5.778% 8/10/45	420	430
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (n)	2,712	2,829
Series 2005-CB13 Class E, 5.5268% 1/12/43 (h)(n)	461	48
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,614	6,846
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	297	298
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (h)(n)	592	557
Class C, 0.408% 11/15/18 (h)(n)	421	391
Class D, 0.428% 11/15/18 (h)(n)	186	167
Class E, 0.478% 11/15/18 (h)(n)	267	243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class F, 0.528% 11/15/18 (h)(n)	$ 401	$ 357
Class G, 0.558% 11/15/18 (h)(n)	349	300
Class H, 0.698% 11/15/18 (h)(n)	267	219
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	634
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	421	437
Class A3, 5.336% 5/15/47	380	410
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (n)	3,198	3,523
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (n)	2,560	2,636
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,096
Class A3, 5.42% 1/15/49	2,510	2,722
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	267
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (n)	78	58
Class C, 5.9318% 2/12/49 (n)	204	128
Class D, 5.9318% 2/12/49 (n)	214	108
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	101
Class CS, 5.466% 1/15/49 (n)	75	35
Class ES, 5.7307% 1/15/49 (h)(n)	472	99
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (n)	743	824
Series 1998-C1 Class D, 6.98% 2/18/30	238	238
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1054% 4/25/21 (n)	32	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	223	223
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	789	791
Series 2006-C7:
Class A1, 5.279% 11/15/38	17	17
Class A2, 5.3% 11/15/38	1,003	1,012
Class A3, 5.347% 11/15/38	679	740
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	68	69
Class A4, 5.424% 2/15/40	2,738	2,988
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,145
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,770
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33	$ 1,003	$ 1,017
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (n)(p)	2,823	17
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (n)(p)	4,202	63
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (n)(p)	1,566	18
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,235
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,074
Class XCP, 0.4375% 9/15/45 (n)(p)	68,438	637
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (h)(n)	292	266
Class E, 0.488% 9/15/21 (h)(n)	1,054	938
Class F, 0.538% 9/15/21 (h)(n)	868	746
Class G, 0.558% 9/15/21 (h)(n)	1,714	1,406
Class H, 0.598% 9/15/21 (h)(n)	442	349
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,642
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (n)	715	729
Series 2005-LC1 Class F, 5.5633% 1/12/44 (h)(n)	793	422
Series 2006-C1 Class A2, 5.8093% 5/12/39 (n)	897	924
Series 2007-C1 Class A4, 6.02% 6/12/50 (n)	3,452	3,811
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,143
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (n)	407	399
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (n)	970	1,000
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	833
Series 2007-5:
Class A3, 5.364% 8/12/48	356	367
Class A4, 5.378% 8/12/48	36	38
Class B, 5.479% 8/12/48	2,736	1,266
Series 2007-6:
Class A1, 5.175% 3/12/51	21	21
Class A4, 5.485% 3/12/51 (n)	7,400	7,979
Series 2007-7 Class A4, 5.81% 6/12/50 (n)	3,192	3,457
Series 2007-8 Class A1, 4.622% 8/12/49	141	142
Series 2006-4 Class XP, 0.829% 12/12/49 (n)(p)	17,894	315
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	466
Series 2007-7 Class B, 5.9352% 6/12/50 (n)	79	22
Series 2007-8 Class A3, 6.1636% 8/12/49 (n)	787	867
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (h)(n)	$ 272	$ 136
Series 2007-XCLA Class A1, 0.398% 7/17/17 (h)(n)	1,289	1,186
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (h)(n)	523	487
Class D, 0.388% 10/15/20 (h)(n)	507	456
Class E, 0.448% 10/15/20 (h)(n)	634	563
Class F, 0.498% 10/15/20 (h)(n)	380	331
Class G, 0.538% 10/15/20 (h)(n)	470	374
Class H, 0.628% 10/15/20 (h)(n)	296	213
Class J, 0.778% 10/15/20 (h)(n)	338	177
Class MHRO, 0.888% 10/15/20 (h)(n)	369	318
Class MJPM, 1.198% 10/15/20 (h)(n)	18	16
Class NHRO, 1.088% 10/15/20 (h)(n)	558	457
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (h)(n)(p)	2,452	6
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,386
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	57	57
Class A31, 5.439% 2/12/44 (n)	462	480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	152	153
Series 2007-T25 Class A1, 5.391% 11/12/49	148	149
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (h)(n)(p)	5,397	18
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (h)(n)(p)	9,646	65
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (h)(n)(p)	6,608	52
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (n)	576	582
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (n)	1,230	1,281
Class A4, 5.8976% 10/15/42 (n)	274	304
Series 2006-T23 Class A3, 5.9755% 8/12/41 (n)	466	501
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,478
Class AAB, 5.654% 4/15/49	2,650	2,813
Class B, 5.9112% 4/15/49 (n)	224	125
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	74	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (h)(n)	$ 969	$ 930
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (h)(n)	1,239	1,055
Class F, 0.5371% 8/11/18 (h)(n)	1,426	1,163
Class G, 0.5571% 8/11/18 (h)(n)	1,351	917
Class J, 0.7971% 8/11/18 (h)(n)	300	164
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (h)(n)	98	74
Class AP2, 0.998% 6/15/20 (h)(n)	163	114
Class F, 0.678% 6/15/20 (h)(n)	3,171	2,600
Class LXR1, 0.898% 6/15/20 (h)(n)	112	95
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	1,182	1,188
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,017
Series 2006-C27 Class A2, 5.624% 7/15/45	687	689
Series 2006-C29:
Class A1, 5.11% 11/15/48	105	105
Class A3, 5.313% 11/15/48	2,422	2,607
Series 2007-C30:
Class A3, 5.246% 12/15/43	783	802
Class A4, 5.305% 12/15/43	268	277
Class A5, 5.342% 12/15/43	976	1,034
Series 2007-C31 Class A4, 5.509% 4/15/47	2,061	2,189
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (n)	2,967	3,089
Class A3, 5.9317% 6/15/49 (n)	1,548	1,674
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(n)	433	435
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(n)	701	703
Class 180B, 5.5782% 10/15/41 (h)(n)	319	319
Series 2005-C19 Class B, 4.892% 5/15/44	912	861
Series 2005-C22:
Class B, 5.5358% 12/15/44 (n)	2,022	1,854
Class F, 5.5358% 12/15/44 (h)(n)	1,521	895
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,493
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	1,477
Class D, 5.513% 12/15/43 (n)	1,459	615
Class XP, 0.6357% 12/15/43 (h)(n)(p)	9,744	111
Series 2007-C31 Class C, 5.8836% 4/15/47 (n)	251	134
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 7,777	$ 8,112
Series 2007-C32:
Class D, 5.9317% 6/15/49 (n)	685	327
Class E, 5.9317% 6/15/49 (n)	1,080	386
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (n)	604	658
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $238,497)		307,715
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	1,700	1,691
California Gen. Oblig.:
7.5% 4/1/34	3,750	4,368
7.55% 4/1/39	800	943
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,196
5.665% 3/1/18	3,000	3,164
5.877% 3/1/19	4,565	4,794
TOTAL MUNICIPAL SECURITIES (Cost $17,878)		19,156
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12	1,794	1,862
United Mexican States 6.05% 1/11/40	3,926	4,171
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,813)		6,033
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $135)	143	153
Floating Rate Loans - 1.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	$ 8,210	$ 6,794
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (n)	3,540	3,540
		10,334
Media - 0.1%
Hicks Sports Group LLC Tranche 2LN, term loan 12/22/11 (d)(n)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,438
Tribune Co. Tranche X, term loan 3/17/09 (d)(n)	1,188	793
Univision Communications, Inc. term loan 4.4413% 3/31/17 (n)	11,193	10,802
		19,036
Specialty Retail - 0.0%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (n)	1,111	1,100
Tranche B2, term loan 4.8125% 7/31/16 (n)	1,495	1,502
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)	4,953	4,996
		7,598
TOTAL CONSUMER DISCRETIONARY		36,968
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (n)	6,005	5,975
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC:
Tranche B, term loan 6.25% 5/6/16 (n)	4,174	4,163
Tranche D, term loan 2.5% 5/6/16 (n)(q)	556	555
		4,718
FINANCIALS - 0.1%
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (n)	2,798	2,826
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	$ 5,022	$ 5,097
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (n)	730	730
		5,827
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 4.4603% 10/10/16 (n)	932	867
term loan 4.5183% 10/10/16 (n)	6,221	5,785
		6,652
TOTAL FINANCIALS		15,305
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (n)	2,500	2,225
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (n)	11,442	11,557
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.004% 6/15/15 (n)	17,840	17,706
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (n)	2,250	2,295
		33,783
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
CEVA Logistics:
Credit-Linked Deposit 3.307% 11/4/13 (n)	222	218
EGL term loan 3.2728% 11/4/13 (n)	2,202	2,158
term loan 3.2728% 11/4/13 (n)	266	261
		2,637
Airlines - 0.0%
US Airways Group, Inc. term loan 2.694% 3/23/14 (n)	4,529	4,161
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (n)	985	887
TOTAL INDUSTRIALS		7,685
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.005% 10/27/14 (n)	$ 1,802	$ 1,744
Tranche B 3LN, term loan 4.755% 10/26/17 (n)	3,621	3,517
SafeNet, Inc. Tranche 2LN, term loan 6.1913% 4/12/15 (n)	7,500	7,463
		12,724
Internet Software & Services - 0.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (n)	3,510	3,549
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.057% 6/11/15 (n)	23,730	23,611
SS&C Technologies, Inc. term loan 2.2851% 11/23/12 (n)	346	346
		23,957
TOTAL INFORMATION TECHNOLOGY		40,230
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/25/17 (n)	5,755	5,784
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 9% 5/24/19 (n)	6,210	6,280
Tranche B, term loan 5.50% 5/24/18 (n)	12,000	11,896
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,646	1,663
		19,839
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (n)	810	117
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7382% 10/10/17 (n)	25,196	19,810
		19,927
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (n)	$ 12,400	$ 11,532
TOTAL UTILITIES		31,459
TOTAL FLOATING RATE LOANS (Cost $198,279)		201,746
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,364)	3,066	3,492
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)(n) (Cost $554)	975	934
Fixed-Income Funds - 6.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	2,529,627	278,891
Fidelity Mortgage Backed Securities Central Fund (o)	10,517,901	1,120,998
TOTAL FIXED-INCOME FUNDS (Cost $1,322,234)		1,399,889
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.14% (b)	685,361,959	685,362
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	150,455,698	150,456
TOTAL MONEY MARKET FUNDS (Cost $835,818)		835,818
Cash Equivalents - 1.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 9,079	$ 9,079
0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (r)	366,413	366,412
TOTAL CASH EQUIVALENTS (Cost $375,491)		375,491
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,144,591)		21,226,677
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(909,061)
NET ASSETS - 100%		$ 20,317,616
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (m)

	Sept. 2037	$ 8,367	$ (7,818)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,858	(6,407)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (m)	Sept. 2037	1,573	(1,470)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,857	(6,407)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (m)	Sept. 2037	6,669	(6,231)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (m)	Sept. 2037	5,725	(5,349)
		$ 36,049	$ (33,682)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $820,355,000 or 4.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,256,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $556,000 and $555,000, respectively. The coupon rate will be determined at time of settlement.

(r) Includes investment made with cash collateral received from securities on loan.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,737,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,037
HMH Holdings, Inc.	3/9/10	$ 634
Legend Pictures LLC	9/23/10	$ 35,000
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,079,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 4,286
Barclays Capital, Inc.	3,229
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,564
$ 9,079
$366,412,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 238,666
Societe Generale	127,746
$ 366,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,093
Fidelity Corporate Bond 1-10 Year Central Fund	12,501
Fidelity Mortgage Backed Securities Central Fund	22,609
Fidelity Securities Lending Cash Central Fund	2,625
Total	$ 38,828
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 278,891	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	292,810	-	1,120,998	9.8%
Total	$ 1,336,053	$ 292,810	$ 239,305	$ 1,399,889
* Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 16,179
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	30,787
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 46,966
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,521,873	$ 1,478,453	$ 8,398	$ 35,022
Consumer Staples	1,322,958	1,241,618	81,340	-
Energy	1,976,797	1,956,086	20,711	-
Financials	1,671,482	1,638,086	20,616	12,780
Health Care	1,528,098	1,528,098	-	-
Industrials	1,623,315	1,623,040	-	275
Information Technology	2,405,515	2,382,489	-	23,026
Materials	710,274	707,343	2,931	-
Telecommunication Services	59,618	59,618	-	-
Utilities	151,098	114,925	36,173	-
Corporate Bonds	2,228,229	-	2,226,857	1,372
U.S. Government and Government Agency Obligations	1,815,800	-	1,815,800	-
U.S. Government Agency - Mortgage Securities	883,654	-	883,654	-
Asset-Backed Securities	77,206	-	68,010	9,196
Collateralized Mortgage Obligations	100,333	-	97,374	2,959
Commercial Mortgage Securities	307,715	-	274,078	33,637
Municipal Securities	19,156	-	19,156	-
Foreign Government and Government Agency Obligations	6,033	-	6,033	-
Supranational Obligations	153	-	153	-
Floating Rate Loans	201,746	-	201,746	-
Bank Notes	3,492	-	3,492	-
Preferred Securities	934	-	934	-
Fixed-Income Funds	1,399,889	1,399,889	-	-
Money Market Funds	835,818	835,818	-	-
Cash Equivalents	375,491	-	375,491	-
Total Investments in Securities:	$ 21,226,677	$ 14,965,463	$ 6,142,947	$ 118,267
Derivative Instruments:
Liabilities
Swap Agreements	$ (33,682)	$ -	$ (33,682)	$ -
Other Financial Instruments:
Forward Commitments	$ (892)	$ -	$ (892)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	3,949
Total Unrealized Gain (Loss)	6,897
Cost of Purchases	69,764
Proceeds of Sales	(19,167)
Amortization/Accretion	597
Transfers in to Level 3	5,147
Transfers out of Level 3	(27,342)
Ending Balance	$ 118,267
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 6,755

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $18,239,220,000. Net unrealized appreciation aggregated $2,987,457,000, of which $3,179,040,000 related to appreciated investment securities and $191,583,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $36,049,000 representing 0.18% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2011

1.800332.107

BAL-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	517,347	$ 119
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc.	1,316,200	29,944
Betfair Group PLC (g)	2,188,373	30,202
Las Vegas Sands Corp. (a)	1,730,783	71,897
Pinnacle Entertainment, Inc. (a)	1,599,686	23,243
Starbucks Corp.	1,945,639	71,580
Yum! Brands, Inc.	1,194,307	66,069
		292,935
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	348,084	68,465
Priceline.com, Inc. (a)	27,000	13,910
		82,375
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	788,492	36,066
Media - 2.1%
CBS Corp. Class B	132,100	3,692
Comcast Corp. Class A	3,426,351	86,481
DIRECTV (a)	2,356,047	118,415
Legend Pictures LLC (a)(r)	8,571	6,428
The Walt Disney Co.	3,383,649	140,861
Time Warner, Inc.	3,102,255	113,015
		468,892
Multiline Retail - 0.2%
Dollar General Corp. (a)	1,462,000	51,272
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A	1,000,971	75,844
Limited Brands, Inc.	1,128,687	45,102
Lowe's Companies, Inc.	2,338,695	56,456
Urban Outfitters, Inc. (a)	849,100	25,864
Williams-Sonoma, Inc.	1,055,712	41,331
		244,597
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	61,800	3,934
Crocs, Inc. (a)	1,484,242	33,737
LVMH Moet Hennessy - Louis Vuitton (g)	210,964	36,695
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Timberland Co. Class A (a)	1,013,506	$ 33,111
Warnaco Group, Inc. (a)	285,262	15,732
		123,209
TOTAL CONSUMER DISCRETIONARY		1,299,465
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	609,626	36,851
Coca-Cola Bottling Co. Consolidated	98,503	6,648
Coca-Cola FEMSA SAB de CV sponsored ADR	85,625	7,442
Coca-Cola Icecek AS	383,794	5,277
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	228,425	7,205
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,840,750	40,423
Diageo PLC sponsored ADR	636,202	54,134
Embotelladora Andina SA sponsored ADR	248,626	7,086
Molson Coors Brewing Co. Class B	997,759	46,545
PepsiCo, Inc.	716,453	50,954
Pernod-Ricard SA	367,850	37,125
Remy Cointreau SA	51,215	4,200
The Coca-Cola Co.	3,400,334	227,176
		531,066
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	3,248,848	125,698
Fresh Market, Inc.	14,100	567
Wal-Mart Stores, Inc.	187,825	10,372
Walgreen Co.	459,722	20,058
		156,695
Food Products - 0.6%
Archer Daniels Midland Co.	267,733	8,677
Bunge Ltd.	295,192	21,977
Danone (g)	199,700	14,638
Green Mountain Coffee Roasters, Inc. (a)	33,500	2,759
Nestle SA	579,558	37,203
Unilever NV unit	1,553,801	50,747
Viterra, Inc.	305,000	3,727
		139,728
Household Products - 1.5%
Colgate-Palmolive Co.	383,866	33,600
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	4,229,300	$ 283,363
Reckitt Benckiser Group PLC	48,196	2,725
		319,688
Personal Products - 0.4%
Avon Products, Inc.	1,661,732	49,370
L'Oreal SA	256,700	32,289
		81,659
Tobacco - 0.9%
Altria Group, Inc.	561,904	15,767
British American Tobacco PLC sponsored ADR	1,342,818	121,324
Philip Morris International, Inc.	655,324	47,019
Souza Cruz Industria Comerico	635,000	7,976
		192,086
TOTAL CONSUMER STAPLES		1,420,922
ENERGY - 7.8%
Energy Equipment & Services - 2.5%
Aker Drilling ASA (a)	662,100	2,127
Aker Solutions ASA	538,774	11,905
Baker Hughes, Inc.	1,424,395	105,306
C&J Energy Services, Inc. (a)(h)	374,800	5,809
Discovery Offshore S.A. (a)(h)	1,018,700	2,175
Dresser-Rand Group, Inc. (a)	244,724	12,868
Ensco International Ltd. ADR	378,060	20,158
Halliburton Co.	2,469,898	123,865
National Oilwell Varco, Inc.	698,355	50,687
Noble Corp.	1,126,808	47,179
Ocean Rig UDW, Inc. (a)	104,100	2,049
Oceaneering International, Inc.	261,349	21,300
Saipem SpA	341,124	17,997
Schlumberger Ltd.	599,124	51,357
TETRA Technologies, Inc. (a)	428,100	5,839
Transocean Ltd. (United States)	696,400	48,267
Vantage Drilling Co. (a)	4,677,101	9,354
		538,242
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	526,835	28,865
Anadarko Petroleum Corp.	329,777	26,224
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	788,471	$ 98,243
BP PLC	797,221	6,139
BP PLC sponsored ADR	1,695,445	78,397
Canadian Natural Resources Ltd.	766,400	33,355
CVR Energy, Inc. (a)	268,724	5,874
Exxon Mobil Corp.	1,805,981	150,745
Falkland Oil & Gas Ltd. (a)	624,364	619
Frontier Oil Corp.	435,900	13,016
Holly Corp.	817,748	50,954
InterOil Corp. (a)(g)	284,231	17,338
Kosmos Energy Ltd.	239,800	4,592
Marathon Oil Corp.	2,065,223	111,873
Massey Energy Co.	513,986	33,923
Niko Resources Ltd.	218,400	18,097
Occidental Petroleum Corp.	1,045,248	112,730
Petrobank Energy & Resources Ltd. (a)	858,290	15,209
Petrominerales Ltd.	1	0 *
Repsol YPF SA	969,360	33,025
Resolute Energy Corp. (a)	855,062	14,878
Rockhopper Exploration PLC (a)	202,500	769
Rodinia Oil Corp.	449,500	826
Royal Dutch Shell PLC:
Class A sponsored ADR	40,577	2,898
Class B sponsored ADR (g)	2,348,747	169,861
Talisman Energy, Inc.	2,000,800	42,248
Targa Resources Corp.	195,200	6,816
Western Refining, Inc. (a)	610,388	10,639
Whiting Petroleum Corp. (a)	624,880	41,929
Williams Companies, Inc.	1,269,100	39,837
		1,169,919
TOTAL ENERGY		1,708,161
FINANCIALS - 8.6%
Capital Markets - 1.0%
Credit Suisse Group	351,613	15,118
E*TRADE Financial Corp. (a)	1,656,500	26,189
Evercore Partners, Inc. Class A	187,300	6,932
ICAP PLC	913,200	7,275
Invesco Ltd.	922,382	22,755
Morgan Stanley	989,368	23,903
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	2,171,317	$ 99,381
TD Ameritrade Holding Corp.	660,500	14,234
		215,787
Commercial Banks - 1.9%
Banco Macro SA sponsored ADR	144,500	4,690
BB&T Corp.	1,445,453	39,808
Comerica, Inc.	390,111	14,087
FirstMerit Corp.	754,648	12,293
Huntington Bancshares, Inc.	5,228,726	34,510
KeyCorp	1,632,100	13,824
PT Bank Rakyat Indonesia Tbk	8,919,500	6,636
Regions Financial Corp.	1,686,387	11,906
Sumitomo Mitsui Financial Group, Inc.	438,800	12,682
SunTrust Banks, Inc.	865,680	24,352
Synovus Financial Corp.	4,287,420	10,204
U.S. Bancorp, Delaware	5,255,952	134,552
Wells Fargo & Co.	3,529,508	100,132
		419,676
Consumer Finance - 0.5%
Capital One Financial Corp.	875,881	47,595
Discover Financial Services	997,410	23,778
Green Dot Corp. Class A (g)	221,212	8,570
Promise Co. Ltd.	591,350	4,261
SLM Corp.	1,061,605	18,090
		102,294
Diversified Financial Services - 2.3%
African Bank Investments Ltd.	2,441,811	12,764
Citigroup, Inc.	5,021,393	206,630
CME Group, Inc.	149,137	42,617
ING Groep NV (Certificaten Van Aandelen) (a)	263,700	3,196
JPMorgan Chase & Co.	5,586,484	241,560
NBH Holdings Corp. Class A (a)(h)	576,500	10,377
		517,144
Insurance - 1.9%
ACE Ltd.	729,793	50,224
Amlin PLC	1,623,778	11,352
Aon Corp.	910,547	47,485
Berkshire Hathaway, Inc.:
Class A (a)	178	21,142
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.: - continued
Class B (a)	541,300	$ 42,801
CNO Financial Group, Inc. (a)	1,328,065	10,279
Fairfax Financial Holdings Ltd. (sub. vtg.)	101,600	39,164
Genworth Financial, Inc. Class A (a)	927,396	10,303
MetLife, Inc.	3,237,253	142,763
Torchmark Corp.	233,600	15,488
Unum Group	1,269,629	33,404
		424,405
Real Estate Investment Trusts - 0.7%
ProLogis Trust	2,754,377	45,612
Public Storage	289,395	34,247
SL Green Realty Corp.	218,432	19,661
The Macerich Co.	476,401	25,902
U-Store-It Trust	816,989	9,207
Weyerhaeuser Co.	672,000	14,475
		149,104
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	19,944,000	7,017
BR Malls Participacoes SA	1,476,400	17,094
CB Richard Ellis Group, Inc. Class A (a)	93,260	2,465
Indiabulls Real Estate Ltd. (a)	3,754,858	9,781
PT Lippo Karawaci Tbk	122,587,250	9,766
		46,123
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,905,390	22,903
TOTAL FINANCIALS		1,897,436
HEALTH CARE - 6.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,397,334	84,595
AVEO Pharmaceuticals, Inc. (a)	380,100	6,967
AVEO Pharmaceuticals, Inc. (a)(r)	77,244	1,416
Biogen Idec, Inc. (a)	777,708	73,672
BioMarin Pharmaceutical, Inc. (a)	611,487	17,262
Exelixis, Inc. (a)	591,005	6,873
Gilead Sciences, Inc. (a)	1,434,444	59,874
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	196,631	$ 5,382
Medivir AB (B Shares) (a)	325,143	7,559
		263,600
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	1,387,721	82,597
Boston Scientific Corp. (a)	5,151,900	36,991
C. R. Bard, Inc.	182,120	20,357
Covidien PLC	2,198,090	120,895
Edwards Lifesciences Corp. (a)	480,502	42,635
IDEXX Laboratories, Inc. (a)	51,751	4,074
Mako Surgical Corp. (a)(g)	693,194	22,820
Masimo Corp.	322,552	9,909
Quidel Corp. (a)	1,129,647	17,329
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,608,000	6,103
William Demant Holding A/S (a)	85,034	8,041
		371,751
Health Care Providers & Services - 1.6%
CIGNA Corp.	768,288	38,330
HCA Holdings, Inc.	593,794	20,717
Henry Schein, Inc. (a)	685,513	49,234
McKesson Corp.	1,063,100	91,012
Medco Health Solutions, Inc. (a)	897,640	53,733
Omnicare, Inc.	308,151	9,688
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	1,267,700	3,725
UnitedHealth Group, Inc.	1,668,290	81,663
		348,102
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	1,110,069	55,359
Illumina, Inc. (a)	519,165	37,421
		92,780
Pharmaceuticals - 1.7%
Bayer AG	153,681	12,592
GlaxoSmithKline PLC sponsored ADR	579,300	25,176
Merck & Co., Inc.	2,024,250	74,391
Novo Nordisk A/S Series B	155,331	19,521
Pfizer, Inc.	6,342,678	136,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	532,700	$ 50,921
Valeant Pharmaceuticals International, Inc. (Canada)	1,158,397	60,720
		379,371
TOTAL HEALTH CARE		1,455,604
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	4,552,900	31,717
Goodrich Corp.	591,704	51,650
Honeywell International, Inc.	1,201,964	71,577
MTU Aero Engines Holdings AG	200,864	15,432
Precision Castparts Corp.	434,500	68,260
Safran SA	651,110	26,463
Textron, Inc.	1,531,844	35,049
The Boeing Co.	1,256,789	98,067
United Technologies Corp.	1,592,914	139,810
		538,025
Building Products - 0.3%
Armstrong World Industries, Inc.	234,846	11,275
Lennox International, Inc.	517,858	24,137
Owens Corning (a)	865,708	33,070
		68,482
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	1,117,069	35,210
Stericycle, Inc. (a)	163,797	14,593
Swisher Hygiene, Inc. (a)(r)	1,582,581	9,401
		59,204
Construction & Engineering - 0.3%
Fluor Corp.	429,536	29,608
Foster Wheeler AG (a)	805,796	27,607
		57,215
Electrical Equipment - 0.9%
Acuity Brands, Inc.	356,838	21,753
Alstom SA	536,074	33,179
Cooper Industries PLC Class A	492,700	30,966
Emerson Electric Co.	1,010,186	55,106
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	724,961	$ 15,326
Regal-Beloit Corp.	607,829	41,940
		198,270
Industrial Conglomerates - 0.6%
General Electric Co.	7,068,402	138,823
Machinery - 1.1%
Caterpillar, Inc.	692,598	73,277
Charter International PLC	565,256	7,253
Cummins, Inc.	353,179	37,169
Danaher Corp.	1,085,359	59,185
Fanuc Ltd.	94,400	14,570
Flowserve Corp.	163,300	19,797
Pall Corp.	408,200	22,900
Vallourec SA	85,264	10,669
		244,820
Road & Rail - 0.7%
CSX Corp.	786,616	62,379
Union Pacific Corp.	847,500	88,962
		151,341
TOTAL INDUSTRIALS		1,456,180
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR (a)	4,341,049	24,614
Aruba Networks, Inc. (a)	1,444,642	41,057
Ciena Corp. (a)	1,447,742	38,727
Juniper Networks, Inc. (a)	208,800	7,644
QUALCOMM, Inc.	3,504,915	205,353
		317,395
Computers & Peripherals - 3.3%
Apple, Inc. (a)	1,456,004	506,442
Dell, Inc. (a)	719,012	11,562
EMC Corp. (a)	4,556,177	129,714
Imagination Technologies Group PLC (a)	1,229,399	9,976
NetApp, Inc. (a)	75,931	4,159
SanDisk Corp. (a)	199,571	9,484
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	654,995	$ 11,004
Western Digital Corp. (a)	1,083,462	39,709
		722,050
Electronic Equipment & Components - 0.0%
HLS Systems International Ltd. (a)	1,085,415	9,552
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	430,228	6,354
eBay, Inc. (a)	1,020,693	31,815
Google, Inc. Class A (a)	199,620	105,603
Mail.ru Group Ltd. GDR (a)(h)	329,034	11,286
Renren, Inc. ADR	219,600	2,822
Sohu.com, Inc. (a)	202,375	16,317
WebMD Health Corp. (a)	1,059,812	50,532
Yandex NV	76,200	2,549
		227,278
IT Services - 1.3%
Accenture PLC Class A	478,475	27,460
Cognizant Technology Solutions Corp. Class A (a)	167,085	12,705
Digital Garage, Inc. (a)	5,527	27,105
MasterCard, Inc. Class A	70,733	20,304
Visa, Inc. Class A	2,439,259	197,726
		285,300
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Semiconductor Engineering, Inc.	618,000	763
Amkor Technology, Inc. (a)	348,478	2,227
Analog Devices, Inc.	1,944,588	80,059
ARM Holdings PLC sponsored ADR	1,885,641	53,835
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	1,953,642	76,212
Avago Technologies Ltd.	781,085	26,393
Hynix Semiconductor, Inc.	203,340	5,675
Inotera Memories, Inc. (a)	36,887,880	16,290
Intersil Corp. Class A	1,039,979	14,924
KLA-Tencor Corp.	1,114,475	48,034
Lam Research Corp. (a)	983,439	46,217
Marvell Technology Group Ltd. (a)	3,130,305	50,836
Micron Technology, Inc. (a)	13,278,434	135,440
Nanya Technology Corp. (a)	22,101,245	9,027
Samsung Electronics Co. Ltd.	11,247	9,406
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	391,495	$ 2,607
Texas Instruments, Inc.	540,700	19,087
		597,032
Software - 1.5%
Ariba, Inc. (a)	585,362	19,633
Check Point Software Technologies Ltd. (a)	2,265,106	124,400
Fortinet, Inc. (a)	198,727	9,636
Microsoft Corp.	4,584,297	114,653
Nuance Communications, Inc. (a)	695,837	15,281
Oracle Corp.	558,617	19,116
QLIK Technologies, Inc.	69,946	2,329
Taleo Corp. Class A (a)	533,897	19,930
		324,978
TOTAL INFORMATION TECHNOLOGY		2,483,585
MATERIALS - 2.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	455,680	43,331
Albemarle Corp.	194,737	13,795
Arkema SA	173,195	18,980
Ashland, Inc.	457,836	31,289
Celanese Corp. Class A	467,872	24,371
CF Industries Holdings, Inc.	113,700	17,485
Dow Chemical Co.	657,786	23,766
LyondellBasell Industries NV Class A	743,877	32,589
Monsanto Co.	223,923	15,907
Olin Corp.	515,384	12,380
Potash Corp. of Saskatchewan, Inc.	174,600	9,842
Solutia, Inc. (a)	1,138,449	28,427
The Mosaic Co.	62,800	4,449
		276,611
Construction Materials - 0.0%
HeidelbergCement AG	102,708	7,142
Containers & Packaging - 0.1%
Ball Corp.	547,955	21,650
Rock-Tenn Co. Class A	148,251	11,390
		33,040
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	1,253,550	$ 62,479
AngloGold Ashanti Ltd. sponsored ADR	690,221	31,723
Carpenter Technology Corp.	244,842	12,871
MacArthur Coal Ltd.	1,420,515	18,046
Reliance Steel & Aluminum Co.	328,600	16,926
Walter Energy, Inc.	65,945	8,213
		150,258
TOTAL MATERIALS		467,051
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,510,084	79,218
CenturyLink, Inc.	3,205,401	138,441
Verizon Communications, Inc.	2,131,285	78,708
		296,367
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	1,201,393	66,653
Clearwire Corp. Class A (a)	4,112,500	18,918
MetroPCS Communications, Inc. (a)	1,023,030	18,312
Sprint Nextel Corp. (a)	964,439	5,642
Vodafone Group PLC	6,376,500	17,730
Vodafone Group PLC sponsored ADR	439,406	12,317
		139,572
TOTAL TELECOMMUNICATION SERVICES		435,939
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	535,574	20,459
Edison International	1,508,707	59,383
Exelon Corp.	954,947	39,965
NextEra Energy, Inc.	1,468,754	85,114
		204,921
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,824,622	23,647
Constellation Energy Group, Inc.	717,619	26,681
NRG Energy, Inc. (a)	502,532	12,443
		62,771
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	711,500	$ 13,753
NiSource, Inc.	983,500	19,965
PG&E Corp.	1,097,612	47,614
Public Service Enterprise Group, Inc.	1,598,153	53,538
Sempra Energy	931,660	51,400
		186,270
TOTAL UTILITIES		453,962
TOTAL COMMON STOCKS (Cost $10,943,798)		13,078,305
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	447,899	79,518
TOTAL PREFERRED STOCKS (Cost $70,159)		79,518
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 6,570	6,661
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	8,904	9,673
5.875% 1/15/36	7,325	7,089
6.375% 6/15/14	1,494	1,666
Whirlpool Corp. 6.125% 6/15/11	1,250	1,252
		19,680
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,001
Comcast Corp.:
4.95% 6/15/16	2,207	2,424
5.15% 3/1/20	644	693
5.7% 5/15/18	11,911	13,342
6.4% 3/1/40	4,756	5,184
6.45% 3/15/37	2,326	2,528
COX Communications, Inc. 4.625% 6/1/13	3,612	3,844
Discovery Communications LLC:
3.7% 6/1/15	5,116	5,394
6.35% 6/1/40	4,773	5,146
Liberty Media Corp. 8.25% 2/1/30	1,710	1,665
NBC Universal, Inc.:
3.65% 4/30/15 (h)	6,489	6,823
5.15% 4/30/20 (h)	7,276	7,740
6.4% 4/30/40 (h)	6,271	6,814
News America Holdings, Inc. 7.75% 12/1/45	7,397	9,033
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	3,010
5.85% 5/1/17	3,400	3,804
6.2% 7/1/13	2,729	3,001
6.75% 7/1/18	1,378	1,602
Time Warner, Inc.:
3.15% 7/15/15	392	404
5.875% 11/15/16	4,125	4,722
6.2% 3/15/40	3,821	3,981
6.5% 11/15/36	2,758	2,973
		100,128
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	881
TOTAL CONSUMER DISCRETIONARY		127,350
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,295
5.375% 11/15/14	7,113	7,965
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 4,139	$ 4,433
FBG Finance Ltd. 5.125% 6/15/15 (h)	3,447	3,766
		19,459
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
4.125% 5/15/21	8,125	7,991
6.302% 6/1/37 (o)	817	809
		8,800
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	572	662
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,884
5.625% 11/1/11	553	564
6.5% 8/11/17	8,854	10,398
6.75% 2/19/14	436	495
		21,003
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	563
9.7% 11/10/18	22,451	29,982
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,077
7.25% 6/15/37	7,569	8,462
		43,084
TOTAL CONSUMER STAPLES		92,346
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (h)	6,637	7,091
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,044
6.5% 4/1/20	1,091	1,253
Noble Holding International Ltd. 3.45% 8/1/15	934	970
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,190
5.15% 3/15/13	2,673	2,839
		22,387
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 718	$ 811
6.375% 9/15/17	13,514	15,538
BW Group Ltd. 6.625% 6/28/17 (h)	3,472	3,509
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,636
5.7% 5/15/17	424	488
ConocoPhillips 5.75% 2/1/19	9,619	11,211
Duke Capital LLC 6.25% 2/15/13	809	875
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,435	1,599
6.45% 11/3/36 (h)	6,493	6,955
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,253
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,794
Enterprise Products Operating LP:
5.6% 10/15/14	715	798
5.65% 4/1/13	563	607
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	4,535	4,735
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	327	388
Marathon Petroleum Corp. 5.125% 3/1/21 (h)	4,207	4,388
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	6,234	6,858
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,483	3,924
6.85% 1/15/40 (h)	9,822	11,706
Nakilat, Inc. 6.067% 12/31/33 (h)	2,490	2,527
Nexen, Inc.:
5.2% 3/10/15	1,067	1,172
5.875% 3/10/35	1,565	1,537
6.2% 7/30/19	893	1,016
6.4% 5/15/37	5,235	5,414
NGPL PipeCo LLC 6.514% 12/15/12 (h)	4,184	4,412
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,108
5.75% 1/20/20	14,905	15,809
6.875% 1/20/40	1,494	1,621
7.875% 3/15/19	7,382	8,907
Petroleos Mexicanos 6% 3/5/20	952	1,031
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	157
4.25% 9/1/12	718	745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5% 2/1/21	$ 2,303	$ 2,396
6.125% 1/15/17	1,940	2,192
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	2,104	2,307
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	3,472	3,602
5.5% 9/30/14 (h)	5,137	5,599
5.832% 9/30/16 (h)	1,325	1,445
6.332% 9/30/27 (h)	5,910	6,346
6.75% 9/30/19 (h)	3,177	3,646
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	3,193	3,435
Southeast Supply Header LLC 4.85% 8/15/14 (h)	543	580
Spectra Energy Capital, LLC 5.65% 3/1/20	455	499
Suncor Energy, Inc.:
6.1% 6/1/18	9,624	11,099
6.85% 6/1/39	8,895	10,436
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,595
Texas Eastern Transmission LP 6% 9/15/17 (h)	1,301	1,511
Western Gas Partners LP 5.375% 6/1/21	7,979	8,250
XTO Energy, Inc.:
4.9% 2/1/14	394	433
5% 1/31/15	1,414	1,586
5.65% 4/1/16	970	1,130
		206,616
TOTAL ENERGY		229,003
FINANCIALS - 3.3%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	12,224
BlackRock, Inc. 4.25% 5/24/21	1,245	1,242
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,541
5.95% 1/18/18	4,684	5,074
6% 6/15/20	10,000	10,747
6.15% 4/1/18	1,671	1,832
6.25% 2/1/41	5,000	5,054
6.75% 10/1/37	5,715	5,742
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. 5.875% 9/15/11 (f)	$ 879	$ 887
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	12,142
Lazard Group LLC:
6.85% 6/15/17	4,528	5,068
7.125% 5/15/15	1,616	1,821
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,818
6.4% 8/28/17	4,179	4,689
6.875% 4/25/18	5,473	6,237
Morgan Stanley:
4% 7/24/15	956	990
4.75% 4/1/14	3,169	3,341
5.45% 1/9/17	1,800	1,941
5.625% 9/23/19	1,795	1,874
5.75% 1/25/21	8,300	8,681
5.95% 12/28/17	646	709
6% 5/13/14	4,042	4,437
6% 4/28/15	2,091	2,320
6.625% 4/1/18	1,257	1,415
7.3% 5/13/19	6,528	7,517
The Bank of New York, Inc. 4.3% 5/15/14	6,301	6,839
UBS AG Stamford Branch 3.875% 1/15/15	11,500	12,148
		138,330
Commercial Banks - 0.6%
Bank of America NA:
5.3% 3/15/17	14,492	15,323
6.1% 6/15/17	565	622
Credit Suisse New York Branch 6% 2/15/18	15,195	16,725
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (h)(o)	4,537	4,480
Discover Bank:
7% 4/15/20	3,200	3,648
8.7% 11/18/19	2,425	3,026
Export-Import Bank of Korea:
5.25% 2/10/14 (h)	456	491
5.5% 10/17/12	2,649	2,787
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,151
4.5% 6/1/18	584	583
8.25% 3/1/38	4,070	5,077
Fifth Third Bank 4.75% 2/1/15	951	1,011
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Capital Trust IV 6.5% 4/15/67 (o)	$ 2,859	$ 2,838
HBOS PLC 6.75% 5/21/18 (h)	560	565
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,199
JPMorgan Chase Bank 6% 10/1/17	2,460	2,766
KeyBank NA:
5.45% 3/3/16	2,765	3,019
5.8% 7/1/14	5,776	6,362
KeyCorp. 5.1% 3/24/21	3,752	3,905
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (o)	791	791
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,847
5% 1/17/17	4,951	5,387
5.25% 9/4/12	2,221	2,311
Regions Bank:
6.45% 6/26/37	6,564	6,129
7.5% 5/15/18	3,852	4,169
Regions Financial Corp.:
0.4785% 6/26/12 (o)	499	485
5.75% 6/15/15	1,443	1,475
7.75% 11/10/14	6,740	7,389
SunTrust Banks, Inc. 3.6% 4/15/16	6,397	6,550
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)	2,233	2,238
UnionBanCal Corp. 5.25% 12/16/13	777	839
Wachovia Bank NA:
4.8% 11/1/14	551	598
4.875% 2/1/15	1,653	1,790
Wachovia Corp.:
5.625% 10/15/16	3,991	4,458
5.75% 6/15/17	2,371	2,693
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,681
3.676% 6/15/16	3,236	3,363
		138,771
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	13,618
10.25% 7/15/19	862	1,149
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,502
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.95% 5/9/16	$ 1,523	$ 1,528
3.5% 6/29/15	1,574	1,648
5.625% 9/15/17	22,752	25,428
Household Finance Corp. 6.375% 10/15/11	2,184	2,232
HSBC Finance Corp. 5.9% 6/19/12	855	900
SLM Corp. 0.5038% 10/25/11 (o)	6,795	6,778
		58,783
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	10,850	11,767
BP Capital Markets PLC:
3.125% 10/1/15	968	991
3.625% 5/8/14	7,827	8,235
4.5% 10/1/20	961	984
4.742% 3/11/21	6,000	6,209
Capital One Capital V 10.25% 8/15/39	4,592	4,885
Citigroup, Inc.:
4.75% 5/19/15	11,282	12,104
5.5% 4/11/13	8,594	9,193
6.125% 5/15/18	13,611	15,184
6.5% 8/19/13	25,586	28,128
JPMorgan Chase & Co.:
3.4% 6/24/15	949	981
4.625% 5/10/21	5,000	5,018
4.65% 6/1/14	8,500	9,203
6.3% 4/23/19	8,000	9,136
ORIX Corp. 5.48% 11/22/11	311	317
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,280	1,340
5.5% 1/15/14 (h)	816	878
5.7% 4/15/17 (h)	1,991	2,088
TECO Finance, Inc.:
4% 3/15/16	1,828	1,914
5.15% 3/15/20	10,344	11,097
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	4,215	4,510
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)	4,049	4,231
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)	1,303	1,317
		149,710
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
Aon Corp.:
3.125% 5/27/16	$ 3,702	$ 3,720
3.5% 9/30/15	3,180	3,284
5% 9/30/20	3,164	3,276
6.25% 9/30/40	2,120	2,283
Assurant, Inc. 5.625% 2/15/14	2,245	2,412
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	492
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)	1,750	1,838
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	308
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	8,005	7,869
6.5% 3/15/35 (h)	698	702
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)	5,143	7,414
MetLife, Inc.:
2.375% 2/6/14	1,427	1,456
5% 6/15/15	941	1,035
5.875% 2/6/41	2,211	2,328
6.125% 12/1/11	800	822
6.75% 6/1/16	5,158	6,093
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	452	482
5.125% 6/10/14 (h)	4,625	5,064
Monumental Global Funding II 5.65% 7/14/11 (h)	1,940	1,948
Monumental Global Funding III 5.5% 4/22/13 (h)	2,585	2,758
New York Life Insurance Co. 6.75% 11/15/39 (h)	3,203	3,795
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	4,632	5,118
Pacific Life Global Funding 5.15% 4/15/13 (h)	3,976	4,228
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,353	4,574
Pacific LifeCorp 6% 2/10/20 (h)	5,390	5,903
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,629
5.15% 1/15/13	2,934	3,104
7.375% 6/15/19	2,520	3,022
8.875% 6/15/38 (o)	2,403	2,920
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)	473	462
Symetra Financial Corp. 6.125% 4/1/16 (h)	5,955	6,256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 3,667	$ 3,891
7.125% 9/30/16	869	1,012
		105,498
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	315
5.5% 1/15/12	1,481	1,523
BRE Properties, Inc. 5.5% 3/15/17	977	1,075
Camden Property Trust:
5.375% 12/15/13	3,103	3,343
5.875% 11/30/12	542	574
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,339	3,337
5.375% 10/15/12	4,036	4,181
7.5% 4/1/17	4,622	5,369
Duke Realty LP:
4.625% 5/15/13	967	1,016
5.875% 8/15/12	98	103
Equity One, Inc.:
6% 9/15/17	717	768
6.25% 12/15/14	1,000	1,097
6.25% 1/15/17	399	433
Federal Realty Investment Trust:
5.4% 12/1/13	355	384
5.9% 4/1/20	1,860	2,066
6% 7/15/12	3,443	3,621
6.2% 1/15/17	501	571
HRPT Properties Trust:
5.75% 11/1/15	719	778
6.25% 6/15/17	996	1,102
6.65% 1/15/18	676	763
Washington (REIT):
5.25% 1/15/14	476	514
5.95% 6/15/11	4,317	4,323
		37,256
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	2,214
Arden Realty LP 5.2% 9/1/11	1,573	1,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 7,000	$ 7,099
6.125% 4/15/20	2,467	2,668
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	140
5.75% 4/1/12	2,217	2,298
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,817
5.25% 3/15/21	4,138	4,208
Duke Realty LP:
5.4% 8/15/14	771	837
5.5% 3/1/16	3,075	3,337
5.625% 8/15/11	6,693	6,752
6.75% 3/15/20	560	642
8.25% 8/15/19	2,489	3,066
ERP Operating LP:
4.75% 7/15/20	5,288	5,481
5.5% 10/1/12	382	404
Liberty Property LP:
4.75% 10/1/20	7,482	7,640
5.125% 3/2/15	1,229	1,345
5.5% 12/15/16	1,772	1,959
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,277
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,309
Regency Centers LP:
4.95% 4/15/14	494	525
5.25% 8/1/15	1,725	1,880
5.875% 6/15/17	877	990
Simon Property Group LP:
4.2% 2/1/15	2,640	2,844
6.75% 5/15/14	5,698	6,478
Tanger Properties LP:
6.125% 6/1/20	7,047	7,903
6.15% 11/15/15	1,254	1,408
		82,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp. 5.875% 1/5/21	$ 9,085	$ 9,688
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,616
		16,304
TOTAL FINANCIALS		726,764
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	907	901
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,529
6.3% 8/15/14	2,925	3,151
Express Scripts, Inc.:
3.125% 5/15/16	6,890	6,964
6.25% 6/15/14	1,991	2,250
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,758
4.125% 9/15/20	5,031	4,983
		20,635
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,555
Roche Holdings, Inc. 5% 3/1/14 (h)	3,057	3,358
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,161
		7,074
TOTAL HEALTH CARE		28,610
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	846	911
6.375% 6/1/19 (h)	5,000	5,750
6.4% 12/15/11 (h)	661	682
		7,343
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,234
6.9% 7/2/19	900	955
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 1,940	$ 1,863
8.36% 1/20/19	1,456	1,536
		7,588
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	10,356	11,644
TOTAL INDUSTRIALS		26,575
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	4,087
6% 10/1/12	4,552	4,847
6.55% 10/1/17	1,119	1,327
		10,261
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	583
5.5% 5/15/12	1,881	1,963
		2,546
TOTAL INFORMATION TECHNOLOGY		12,807
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,469	3,627
7.6% 5/15/14	10,939	12,754
		16,381
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,390
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,278	1,547
ArcelorMittal SA 3.75% 3/1/16	2,109	2,142
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,659
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,618	1,732
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 4,497	$ 4,081
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,117
		14,278
TOTAL MATERIALS		33,049
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,774
6.3% 1/15/38	10,000	10,694
6.8% 5/15/36	9,241	10,405
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,454
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,573
7.6% 9/15/39	5,997	6,134
Sprint Capital Corp. 6.875% 11/15/28	9,000	8,741
Telecom Italia Capital SA:
4.95% 9/30/14	3,767	3,989
5.25% 10/1/15	3,073	3,257
6.999% 6/4/18	8,694	9,736
7.175% 6/18/19	771	875
Telefonica Emisiones SAU:
5.134% 4/27/20	772	789
5.462% 2/16/21	4,994	5,188
6.421% 6/20/16	939	1,063
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,082
6.25% 4/1/37	4,611	4,994
Verizon New York, Inc. 6.875% 4/1/12	3,115	3,273
		84,021
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 3/30/15	1,082	1,138
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,749
5.875% 10/1/19	8,810	9,849
6.35% 3/15/40	2,500	2,686
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 2,696	$ 2,941
5.5% 6/15/11	2,232	2,236
		33,599
TOTAL TELECOMMUNICATION SERVICES		117,620
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	3,896	3,796
Ameren Illinois Co. 6.125% 11/15/17	333	383
AmerenUE 6.4% 6/15/17	3,507	4,089
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,260
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,281
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	4,409	4,460
6.4% 9/15/20 (h)	10,335	10,848
Edison International 3.75% 9/15/17	4,275	4,313
EDP Finance BV:
4.9% 10/1/19 (h)	1,900	1,712
6% 2/2/18 (h)	2,801	2,726
Enel Finance International SA 5.7% 1/15/13 (h)	305	325
FirstEnergy Corp. 7.375% 11/15/31	7,646	8,890
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,928
6.05% 8/15/21	5,466	6,011
LG&E and KU Energy LLC:
2.125% 11/15/15 (h)	4,999	4,871
3.75% 11/15/20 (h)	984	938
Nevada Power Co.:
6.5% 5/15/18	5,290	6,204
6.5% 8/1/18	1,844	2,165
Pennsylvania Electric Co. 6.05% 9/1/17	618	691
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,759
Progress Energy, Inc. 4.4% 1/15/21	18,218	18,718
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,994
Tampa Electric Co. 6.15% 5/15/37	4,486	5,086
		104,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	$ 357	$ 409
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,686
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,454
5.35% 1/15/14	1,235	1,343
		12,483
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	3,010
Dominion Resources, Inc.:
6.3% 9/30/66 (o)	13,426	13,292
7.5% 6/30/66 (o)	3,828	4,058
DTE Energy Co. 7.05% 6/1/11	1,155	1,155
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,435
6.5% 9/15/37	3,287	3,799
National Grid PLC 6.3% 8/1/16	407	470
NiSource Finance Corp.:
5.25% 9/15/17	682	746
5.4% 7/15/14	6,582	7,263
5.45% 9/15/20	980	1,050
6.25% 12/15/40	1,664	1,770
6.4% 3/15/18	1,557	1,786
6.8% 1/15/19	4,065	4,753
Wisconsin Energy Corp. 6.25% 5/15/67 (o)	3,554	3,598
		50,185
TOTAL UTILITIES		167,525
TOTAL NONCONVERTIBLE BONDS (Cost $1,426,620)		1,561,649
U.S. Government and Government Agency Obligations - 11.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 2.75% 3/13/14	$ 12,990	$ 13,664
Tennessee Valley Authority 3.875% 2/15/21	39,390	40,950
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		54,614
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	148,133	159,802
2.125% 2/15/41	72,663	78,240
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		238,042
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.14% 6/2/11(c)	8,600	8,600
U.S. Treasury Bonds 4.75% 2/15/41	150,129	163,922
U.S. Treasury Notes:
1% 10/31/11	70,000	70,254
1% 5/15/14 (g)	1,041,492	1,048,415
1.75% 5/31/16	154,268	154,726
2.375% 5/31/18	24,902	24,898
3.125% 4/30/17 (l)	440,000	467,363
3.125% 5/15/21	300,619	302,498
3.625% 2/15/21	57,490	60,454
TOTAL U.S. TREASURY OBLIGATIONS		2,301,130
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,566,444)		2,593,786
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 3.8%
2.589% 6/1/36 (o)	204	212
3.5% 1/1/21 to 3/1/41	60,592	59,616
3.533% 7/1/37 (o)	640	672
4% 9/1/24 to 4/1/41	53,505	53,983
4% 6/1/41 (j)(k)	11,000	11,077
4.5% 6/1/24 to 5/1/41	230,467	239,757
4.5% 6/1/26 (j)	1,500	1,590
5% 6/1/24 to 5/1/41	107,621	114,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 6/1/41 (j)(k)	$ 56,000	$ 59,610
5% 6/1/41 (j)	3,000	3,193
5% 6/1/41 (j)	14,000	14,902
5% 6/1/41 (j)	11,000	11,709
5% 6/1/41 (j)	18,000	19,160
5.5% 9/1/24 to 3/1/40	40,803	44,394
5.5% 6/1/41 (j)	14,900	16,153
6% 2/1/23 to 2/1/40 (j)	98,426	108,377
6% 6/1/41 (j)	26,300	28,934
6% 6/1/41 (j)(k)	37,300	41,036
6% 6/1/41 (j)	4,000	4,401
TOTAL FANNIE MAE		833,774
Freddie Mac - 1.1%
3.281% 10/1/35 (o)	296	315
4% 6/1/41 (j)	9,000	9,053
4.5% 7/1/25 to 4/1/41	11,337	11,808
4.5% 6/1/41 (j)	56,600	58,728
5% 3/1/19 to 9/1/40	53,506	57,176
5.5% 1/1/28 to 3/1/40	90,926	98,488
5.5% 6/1/41 (j)	12,200	13,212
6% 7/1/37 to 8/1/37	1,759	1,939
6.5% 3/1/36	1,675	1,895
TOTAL FREDDIE MAC		252,614
Ginnie Mae - 0.8%
4% 1/15/25 to 10/20/25	25,287	26,708
4.5% 3/15/41	8,970	9,506
4.5% 6/1/41 (j)(k)	41,000	43,351
4.5% 6/1/41 (j)	32,000	33,835
4.5% 6/1/41 (j)	300	317
5% 5/15/34 to 5/15/39	3,000	3,251
5% 6/1/41 (j)	13,000	14,078
5% 6/1/41 (j)	6,000	6,497
5% 6/1/41 (j)	12,000	12,995
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 1,846	$ 2,038
6% 2/15/34	12,654	14,175
TOTAL GINNIE MAE		166,751
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,236,799)		1,253,139
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (o)	1,741	1,219
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (o)	38	38
Class M2, 1.844% 3/25/34 (o)	482	388
Series 2005-HE2 Class M2, 0.644% 4/25/35 (o)	170	163
Series 2006-OP1 Class M4, 0.564% 4/25/36 (o)	158	1
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	3,320	3,420
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,472
Series 2011-3 Class A2, 1.87% 5/15/16	5,770	5,784
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	793
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (o)	99	80
Series 2004-R2 Class M3, 0.744% 4/25/34 (o)	147	42
Series 2004-R8 Class M9, 2.944% 9/25/34 (o)	334	1
Series 2005-R2 Class M1, 0.644% 4/25/35 (o)	2,266	1,956
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (o)	53	40
Series 2004-W11 Class M2, 0.894% 11/25/34 (o)	616	530
Series 2004-W7 Class M1, 0.744% 5/25/34 (o)	1,600	1,216
Series 2006-W4 Class A2C, 0.354% 5/25/36 (o)	1,512	462
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (o)	2,929	2,347
Series 2006-HE2 Class M1, 0.564% 3/25/36 (o)	210	3
Axon Financial Funding Ltd. 0.873% 4/4/17 (e)(h)(o)	6,960	0 *
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (o)	1,767	1,599
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (o)	$ 72	$ 71
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	1,044	1,053
Series 2007-1 Class C, 5.38% 11/15/12	583	600
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (h)(o)	476	381
Class B, 0.9458% 7/20/39 (h)(o)	290	119
Class C, 1.2958% 7/20/39 (h)(o)	372	19
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	646
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (o)	5,102	211
Series 2006-NC4 Class M1, 0.494% 10/25/36 (o)	3,478	240
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (o)	1,978	693
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,646
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.464% 10/25/35 (o)	1,718	1,681
Series 2007-AMC4 Class M1, 0.464% 5/25/37 (o)	840	48
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (o)	52	52
Series 2007-4 Class A1A, 0.3326% 9/25/37 (o)	440	423
Series 2007-5 Class 2A1, 0.294% 9/25/47 (o)	4,314	4,219
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.164% 4/25/34 (o)	175	85
Series 2004-4 Class M2, 0.989% 6/25/34 (o)	645	362
Series 2005-3 Class MV1, 0.614% 8/25/35 (o)	781	750
Series 2005-AB1 Class A2, 0.404% 8/25/35 (o)	80	79
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)	229	230
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (o)	43	30
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (o)	319	185
Series 2006-3 Class 2A3, 0.354% 11/25/36 (o)	6,512	2,625
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.019% 3/25/34 (o)	25	10
Series 2006-FF14 Class A2, 0.254% 10/25/36 (o)	1,340	1,303
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	528	532
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (o)	$ 848	$ 847
Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,055
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	36	36
Series 2007-1:
Class A4, 5.03% 2/16/15	140	140
Class C, 5.43% 2/16/15	613	614
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (o)	1,041	509
Class M4, 0.874% 1/25/35 (o)	399	126
Series 2006-D Class M1, 0.424% 11/25/36 (o)	234	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (h)(o)	3,122	1,842
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	1,228	978
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (h)(o)	264	247
Series 2006-2A:
Class A, 0.378% 11/15/34 (h)(o)	1,843	1,530
Class B, 0.478% 11/15/34 (h)(o)	665	432
Class C, 0.578% 11/15/34 (h)(o)	1,106	553
Class D, 0.948% 11/15/34 (h)(o)	420	105
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (o)	736	714
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14	27	27
GSAMP Trust:
Series 2004-AR1 Class M1, 0.844% 6/25/34 (o)	2,938	1,982
Series 2007-HE1 Class M1, 0.444% 3/25/47 (o)	1,186	69
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (h)(o)	719	374
Class C, 0.744% 9/25/46 (h)(o)	1,676	335
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (o)	423	302
Series 2003-3 Class M1, 1.484% 8/25/33 (o)	819	670
Series 2003-5 Class A2, 0.894% 12/25/33 (o)	36	25
Series 2005-5 Class 2A2, 0.444% 11/25/35 (o)	73	72
Series 2006-1 Class 2A3, 0.419% 4/25/36 (o)	1,148	1,122
Series 2006-8 Class 2A1, 0.244% 3/25/37 (o)	4	4
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (o)	764	649
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (o)	$ 1,642	$ 760
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (o)	3,185	115
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (o)	1,641	1,397
Class MV1, 0.424% 11/25/36 (o)	1,335	874
Series 2007-CH3 Class M1, 0.494% 3/25/37 (o)	574	30
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (o)	778	669
Series 2006-A Class 2C, 1.4585% 3/27/42 (o)	2,909	586
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,197	1,207
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (o)	101	71
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	14	15
Class C, 5.691% 10/20/28 (h)	6	7
Class D, 6.01% 10/20/28 (h)	77	78
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (o)	589	34
Series 2007-HE1 Class M1, 0.494% 5/25/37 (o)	861	46
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (o)	181	118
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	29	29
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (o)	629	431
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (o)	2,109	1,815
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (o)	10	10
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (o)	3,298	2,640
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (o)	63	50
Series 2005-NC1 Class M1, 0.634% 1/25/35 (o)	439	298
Series 2005-NC2 Class B1, 1.364% 3/25/35 (o)	457	64
Series 2007-HE2 Class M1, 0.444% 1/25/37 (o)	4,086	115
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (q)	1,965	226
Series 2006-2 Class AIO, 6% 8/25/11 (q)	201	2
Series 2006-3 Class AIO, 7.1% 1/25/12 (q)	348	11
Series 2006-4:
Class A1, 0.224% 3/25/25 (o)	76	75
Class AIO, 6.35% 2/27/12 (q)	1,181	46
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class D, 1.294% 5/25/32 (o)	$ 2,225	$ 17
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)	1,587	91
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)	1,351	92
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (o)	1,566	1,013
Series 2005-D Class M2, 0.664% 2/25/36 (o)	857	252
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (e)(h)(o)	621	0
Series 2006-1A Class A, 1.5958% 3/20/11 (e)(h)(o)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (o)	51	50
Series 2007-6 Class 2A1, 0.254% 7/25/37 (o)	115	112
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (o)	585	358
Class M4, 1.644% 9/25/34 (o)	750	236
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (o)	2,624	2,459
Class M3, 0.754% 1/25/36 (o)	525	363
Class M4, 1.024% 1/25/36 (o)	1,620	854
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (o)	1,920	26
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (o)	390	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (o)	29	28
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (o)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (o)	1,625	1,296
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (o)	50	0 *
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (o)	552	201
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (o)	154	149
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (h)(o)	746	711
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (o)	1,396	229
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (o)	77	34
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	766	785
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (o)	$ 32	$ 25
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (h)(o)	2,151	65
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	974	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (h)(o)	9,213	9,203
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (h)(o)	1,964	1,159
TOTAL ASSET-BACKED SECURITIES (Cost $106,685)		109,858
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (o)	73	49
Class C, 5.8361% 4/10/49 (o)	194	110
Class D, 5.8361% 4/10/49 (o)	97	42
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (h)	3,693	3,765
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (o)	1,813	1,704
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (o)	1,837	1,660
Series 2004-A Class 2A2, 2.8609% 2/25/34 (o)	916	816
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (o)	145	132
Class 2A2, 2.8678% 3/25/34 (o)	1,127	1,072
Series 2004-D Class 2A2, 2.8778% 5/25/34 (o)	1,766	1,618
Series 2004-G Class 2A7, 3.021% 8/25/34 (o)	1,655	1,487
Series 2004-H Class 2A1, 3.1658% 9/25/34 (o)	1,445	1,295
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (h)(o)(q)	34,384	2,355
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (o)	2,316	1,858
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6062% 10/12/41 (h)(o)(q)	3,688	38
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (o)	$ 440	$ 436
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (o)	3,595	3,588
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (o)	1,314	1,380
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (o)	1,035	1,032
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)	1,468	573
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (h)(o)	179	179
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (o)	230	215
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (o)	1,443	1,387
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (h)(o)	1,269	1,267
Class C2, 0.7455% 10/18/54 (h)(o)	425	423
Class M2, 0.5255% 10/18/54 (h)(o)	729	727
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (h)(o)	3,161	3,120
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (o)	206	133
Series 2006-1A Class C2, 1.3958% 12/20/54 (h)(o)	7,110	4,622
Series 2006-2 Class C1, 0.6658% 12/20/54 (o)	5,920	3,848
Series 2006-3 Class C2, 0.6958% 12/20/54 (o)	1,233	801
Series 2006-4:
Class B1, 0.2858% 12/20/54 (o)	4,556	3,918
Class C1, 0.5758% 12/20/54 (o)	2,785	1,810
Class M1, 0.3658% 12/20/54 (o)	1,198	916
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (o)	2,417	1,571
Class 1M1, 0.4958% 12/20/54 (o)	1,611	1,232
Class 2C1, 1.1558% 12/20/54 (o)	1,098	714
Class 2M1, 0.6958% 12/20/54 (o)	2,067	1,581
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (o)	2,864	1,862
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (o)	472	364
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (o)	672	578
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (o)	$ 394	$ 262
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)	31	31
Class A3, 5.447% 6/12/47 (o)	2,492	2,607
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (o)	2,355	1,899
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (o)	1,208	1,170
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (o)	1,481	1,407
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (o)	2,415	2,315
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	648
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (o)	1,033	730
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (o)	106	0 *
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (o)	1,873	1,303
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (h)(o)	273	266
Class C, 0.388% 6/15/22 (h)(o)	1,682	1,581
Class D, 0.398% 6/15/22 (h)(o)	647	605
Class E, 0.408% 6/15/22 (h)(o)	1,035	958
Class F, 0.438% 6/15/22 (h)(o)	1,683	1,540
Class G, 0.508% 6/15/22 (h)(o)	387	347
Class H, 0.528% 6/15/22 (h)(o)	778	682
Class J, 0.568% 6/15/22 (h)(o)	906	786
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (o)	1,669	1,595
Series 2005-A2 Class A7, 2.6245% 2/25/35 (o)	1,321	1,240
Series 2006-A6 Class A4, 3.1889% 10/25/33 (o)	1,352	1,295
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)	5,626	5,913
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (o)	2,395	1,921
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (o)	3,232	217
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (o)	814	699
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (h)(o)	$ 1,662	$ 1,356
Class B6, 3.0539% 7/10/35 (h)(o)	353	272
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	978	1,042
Series 2004-SL3 Class A1, 7% 8/25/16	53	54
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (h)(o)	417	385
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	185	65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (o)	42	31
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (o)	507	488
Series 2003-20 Class 1A1, 5.5% 7/25/33	364	370
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (o)	3,593	2,556
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3326% 7/25/36 (o)	10,527	10,492
Series 2006-5 Class A1, 0.314% 10/25/46 (o)	4,168	4,143
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (o)	838	822
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (o)	2,268	2,034
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.845% 12/25/34 (o)	737	736
Series 2004-H Class A1, 4.4817% 6/25/34 (o)	1,269	1,243
Series 2004-W Class A9, 2.7613% 11/25/34 (o)	4,726	4,582
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (o)	602	585
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (o)	11,808	11,192
Class 2A6, 2.7836% 7/25/35 (o)	510	483
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (o)	2,726	2,519
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (o)	883	809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,122)		134,554
Commercial Mortgage Securities - 2.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (o)	$ 966	$ 1,015
Class A3, 7.1325% 2/14/43 (o)	1,043	1,114
Class A6, 7.4525% 2/14/43 (o)	1,537	1,624
Class PS1, 1.4533% 2/14/43 (o)(q)	3,806	78
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (o)	1,534	1,637
Series 2006-5:
Class A2, 5.317% 9/10/47	4,725	4,821
Class A3, 5.39% 9/10/47	1,832	1,906
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,777
Series 2007-4 Class A3, 5.9998% 2/10/51 (o)	1,310	1,402
Series 2006-6 Class E, 5.619% 10/10/45 (h)	759	152
Series 2007-3:
Class A3, 5.8018% 6/10/49 (o)	2,194	2,319
Class A4, 5.8018% 6/10/49 (o)	2,739	2,980
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,113
Series 2004-2:
Class A3, 4.05% 11/10/38	240	243
Class A4, 4.153% 11/10/38	1,666	1,738
Series 2005-1 Class A3, 4.877% 11/10/42	1,145	1,145
Series 2007-1 Class A2, 5.381% 1/15/49	3,639	3,679
Series 2001-3 Class H, 6.562% 4/11/37 (h)	735	739
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	329	327
Class K, 6.15% 5/11/35 (h)	611	597
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)	4,082	4,290
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (h)(o)	564	564
Class D, 0.558% 3/15/22 (h)(o)	572	572
Class E, 0.598% 3/15/22 (h)(o)	472	464
Class F, 0.668% 3/15/22 (h)(o)	676	659
Class G, 0.728% 3/15/22 (h)(o)	438	414
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (h)(o)	844	819
Class D, 0.408% 10/15/19 (h)(o)	1,031	985
Class E, 0.438% 10/15/19 (h)(o)	956	899
Class F, 0.508% 10/15/19 (h)(o)	2,868	2,689
Class G, 0.528% 10/15/19 (h)(o)	1,350	1,188
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (h)(o)	$ 82	$ 60
Series 2004-1:
Class A, 0.554% 4/25/34 (h)(o)	1,372	1,200
Class B, 2.094% 4/25/34 (h)(o)	154	82
Class M1, 0.754% 4/25/34 (h)(o)	123	94
Class M2, 1.394% 4/25/34 (h)(o)	114	77
Series 2004-2:
Class A, 0.624% 8/25/34 (h)(o)	1,129	982
Class M1, 0.774% 8/25/34 (h)(o)	194	140
Series 2004-3:
Class A1, 0.564% 1/25/35 (h)(o)	2,538	2,251
Class A2, 0.614% 1/25/35 (h)(o)	364	321
Class M1, 0.694% 1/25/35 (h)(o)	438	309
Class M2, 1.194% 1/25/35 (h)(o)	208	141
Series 2005-2A:
Class A1, 0.504% 8/25/35 (h)(o)	1,782	1,469
Class M1, 0.624% 8/25/35 (h)(o)	97	63
Class M2, 0.674% 8/25/35 (h)(o)	160	95
Class M3, 0.694% 8/25/35 (h)(o)	88	50
Class M4, 0.804% 8/25/35 (h)(o)	81	44
Series 2005-3A:
Class A1, 0.514% 11/25/35 (h)(o)	723	602
Class A2, 0.594% 11/25/35 (h)(o)	652	545
Class M1, 0.634% 11/25/35 (h)(o)	86	56
Class M2, 0.684% 11/25/35 (h)(o)	109	64
Class M3, 0.704% 11/25/35 (h)(o)	97	56
Class M4, 0.794% 11/25/35 (h)(o)	121	61
Series 2005-4A:
Class A2, 0.584% 1/25/36 (h)(o)	1,700	1,436
Class B1, 1.594% 1/25/36 (h)(o)	147	52
Class M1, 0.644% 1/25/36 (h)(o)	549	355
Class M2, 0.664% 1/25/36 (h)(o)	165	100
Class M3, 0.694% 1/25/36 (h)(o)	240	135
Class M4, 0.804% 1/25/36 (h)(o)	133	68
Class M5, 0.844% 1/25/36 (h)(o)	133	63
Class M6, 0.894% 1/25/36 (h)(o)	141	59
Series 2006-1:
Class A2, 0.554% 4/25/36 (h)(o)	258	214
Class M1, 0.574% 4/25/36 (h)(o)	92	65
Class M2, 0.594% 4/25/36 (h)(o)	97	64
Class M3, 0.614% 4/25/36 (h)(o)	84	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M4, 0.714% 4/25/36 (h)(o)	$ 47	$ 28
Class M5, 0.754% 4/25/36 (h)(o)	46	25
Class M6, 0.834% 4/25/36 (h)(o)	92	44
Series 2006-2A:
Class A1, 0.424% 7/25/36 (h)(o)	3,892	3,097
Class A2, 0.474% 7/25/36 (h)(o)	231	182
Class B1, 1.064% 7/25/36 (h)(o)	87	32
Class B3, 2.894% 7/25/36 (h)(o)	131	40
Class M1, 0.504% 7/25/36 (h)(o)	243	159
Class M2, 0.524% 7/25/36 (h)(o)	171	105
Class M3, 0.544% 7/25/36 (h)(o)	142	85
Class M4, 0.614% 7/25/36 (h)(o)	96	55
Class M5, 0.664% 7/25/36 (h)(o)	118	66
Class M6, 0.734% 7/25/36 (h)(o)	176	74
Series 2006-3A:
Class B1, 0.994% 10/25/36 (h)(o)	158	20
Class B2, 1.544% 10/25/36 (h)(o)	114	11
Class B3, 2.794% 10/25/36 (h)(o)	185	10
Class M4, 0.624% 10/25/36 (h)(o)	174	59
Class M5, 0.674% 10/25/36 (h)(o)	209	63
Class M6, 0.754% 10/25/36 (h)(o)	408	90
Series 2006-4A:
Class A1, 0.424% 12/25/36 (h)(o)	892	722
Class A2, 0.464% 12/25/36 (h)(o)	4,359	3,225
Class B1, 0.894% 12/25/36 (h)(o)	139	22
Class B2, 1.444% 12/25/36 (h)(o)	142	19
Class B3, 2.644% 12/25/36 (h)(o)	241	22
Class M1, 0.484% 12/25/36 (h)(o)	290	130
Class M2, 0.504% 12/25/36 (h)(o)	193	79
Class M3, 0.534% 12/25/36 (h)(o)	195	68
Class M4, 0.594% 12/25/36 (h)(o)	235	70
Class M5, 0.634% 12/25/36 (h)(o)	215	52
Class M6, 0.714% 12/25/36 (h)(o)	193	40
Series 2007-1:
Class A2, 0.464% 3/25/37 (h)(o)	913	607
Class B1, 0.864% 3/25/37 (h)(o)	293	44
Class B2, 1.344% 3/25/37 (h)(o)	210	24
Class B3, 3.544% 3/25/37 (h)(o)	462	25
Class M1, 0.464% 3/25/37 (h)(o)	256	105
Class M2, 0.484% 3/25/37 (h)(o)	191	65
Class M3, 0.514% 3/25/37 (h)(o)	170	53
Class M4, 0.564% 3/25/37 (h)(o)	138	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 0.614% 3/25/37 (h)(o)	$ 213	$ 47
Class M6, 0.694% 3/25/37 (h)(o)	298	57
Series 2007-2A:
Class A1, 0.464% 7/25/37 (h)(o)	832	616
Class A2, 0.514% 7/25/37 (h)(o)	780	496
Class B1, 1.794% 7/25/37 (h)(o)	241	23
Class B2, 2.444% 7/25/37 (h)(o)	209	14
Class B3, 3.544% 7/25/37 (h)(o)	235	12
Class M1, 0.564% 7/25/37 (h)(o)	273	95
Class M2, 0.604% 7/25/37 (h)(o)	150	40
Class M3, 0.684% 7/25/37 (h)(o)	151	31
Class M4, 0.844% 7/25/37 (h)(o)	299	50
Class M5, 0.944% 7/25/37 (h)(o)	264	39
Class M6, 1.194% 7/25/37 (h)(o)	335	41
Series 2007-3:
Class A2, 0.484% 7/25/37 (h)(o)	938	627
Class B1, 1.144% 7/25/37 (h)(o)	209	31
Class B2, 1.794% 7/25/37 (h)(o)	523	60
Class B3, 4.194% 7/25/37 (h)(o)	279	18
Class M1, 0.504% 7/25/37 (h)(o)	187	72
Class M2, 0.534% 7/25/37 (h)(o)	199	64
Class M3, 0.564% 7/25/37 (h)(o)	313	85
Class M4, 0.694% 7/25/37 (h)(o)	492	118
Class M5, 0.794% 7/25/37 (h)(o)	258	54
Class M6, 0.994% 7/25/37 (h)(o)	196	35
Series 2007-4A:
Class B1, 2.744% 9/25/37 (h)(o)	321	13
Class B2, 3.644% 9/25/37 (h)(o)	1,160	35
Class M1, 1.144% 9/25/37 (h)(o)	309	56
Class M2, 1.244% 9/25/37 (h)(o)	309	43
Class M4, 1.794% 9/25/37 (h)(o)	783	63
Class M5, 1.944% 9/25/37 (h)(o)	783	55
Class M6, 2.144% 9/25/37 (h)(o)	786	47
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)	2,788	112
Series 2007-5A Class IO, 3.047% 10/25/37 (h)(o)(q)	6,769	731
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.638% 3/15/19 (h)(o)	884	796
Class H, 0.848% 3/15/19 (h)(o)	595	506
Class J, 1.048% 3/15/19 (h)(o)	447	380
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (h)(o)	$ 653	$ 596
Class E, 0.498% 3/15/22 (h)(o)	3,391	3,061
Class F, 0.548% 3/15/22 (h)(o)	2,081	1,838
Class G, 0.598% 3/15/22 (h)(o)	534	455
Class H, 0.748% 3/15/22 (h)(o)	653	543
Class J, 0.898% 3/15/22 (h)(o)	653	500
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	293	296
Series 2004-PWR3 Class A3, 4.487% 2/11/41	516	530
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,717
Series 2007-PW16:
Class A4, 5.9055% 6/11/40 (o)	769	854
Class AAB, 5.9055% 6/11/40 (o)	6,290	6,742
Series 2007-PW17 Class A1, 5.282% 6/11/50	514	525
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	443
Class A4, 5.7% 6/11/50	5,820	6,403
Series 2007-T26 Class A1, 5.145% 1/12/45	198	201
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (h)(o)(q)	9,273	14
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,836
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (h)(o)(q)	14,978	242
Series 2006-T22 Class A4, 5.7046% 4/12/38 (o)	164	183
Series 2007-PW16:
Class B, 5.716% 6/11/40 (h)(o)	210	135
Class C, 5.716% 6/11/40 (h)(o)	175	95
Class D, 5.716% 6/11/40 (h)(o)	175	88
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (h)(o)(q)	114,580	1,294
Series 2007-T28:
Class A1, 5.422% 9/11/42	114	115
Class X2, 0.3378% 9/11/42 (h)(o)(q)	56,451	405
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (h)(o)	908	702
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,544	1,649
Class XCL, 2.4992% 5/15/35 (h)(o)(q)	10,327	216
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (h)(o)	$ 469	$ 465
Class G, 0.5271% 8/15/21 (h)(o)	586	583
Class H, 0.5671% 8/15/21 (h)(o)	468	460
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,976
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,977	1,838
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)	1,583	1,581
Class A2, 5.8862% 12/10/49 (o)	1,600	1,646
Class A4, 5.8862% 12/10/49 (o)	4,371	4,848
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	813	818
Class A4, 5.322% 12/11/49	5,943	6,345
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,326
Class C, 5.476% 12/11/49	2,474	866
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (o)	1,314	1,408
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	1,892
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (h)(o)	6,843	6,509
Class C, 0.468% 4/15/17 (h)(o)	1,057	995
Class D, 0.508% 4/15/17 (h)(o)	1,043	961
Class E, 0.568% 4/15/17 (h)(o)	332	299
Class F, 0.608% 4/15/17 (h)(o)	188	166
Class G, 0.748% 4/15/17 (h)(o)	188	160
Class H, 0.818% 4/15/17 (h)(o)	188	151
Class J, 1.048% 4/15/17 (h)(o)	144	101
Series 2005-FL11:
Class C, 0.498% 11/15/17 (h)(o)	1,003	970
Class D, 0.538% 11/15/17 (h)(o)	52	50
Class E, 0.588% 11/15/17 (h)(o)	185	176
Class F, 0.648% 11/15/17 (h)(o)	204	190
Class G, 0.698% 11/15/17 (h)(o)	141	128
Series 2006-CN2A:
Class A2FL, 0.4295% 2/5/19 (h)(o)	1,940	1,915
Class AJFL, 0.4695% 2/5/19 (o)	890	868
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (h)(o)	$ 1,872	$ 1,741
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,902
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	2,291	2,294
Class AJFX, 5.478% 2/5/19 (h)	4,140	4,174
Series 2007-C9 Class A4, 6.0084% 12/10/49 (o)	2,907	3,241
Series 2006-C8 Class XP, 0.6858% 12/10/46 (o)(q)	19,936	213
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,730
Series 2007-C2:
Class A2, 5.448% 1/15/49 (o)	9,235	9,348
Class A3, 5.542% 1/15/49 (o)	2,628	2,801
Series 2007-C3 Class A4, 5.9052% 6/15/39 (o)	790	858
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,781
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (o)(q)	12,136	197
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)	1,189	1,278
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (h)(o)	4,688	3,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,331
Series 2002-CP5 Class A1, 4.106% 12/15/35	88	89
Series 2004-C1:
Class A3, 4.321% 1/15/37	180	181
Class A4, 4.75% 1/15/37	612	648
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (o)(q)	2,664	6
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (h)(o)(q)	5,638	10
Series 2006-C1 Class A3, 5.711% 2/15/39 (o)	6,938	7,328
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (h)(o)	497	452
Class C:
0.368% 2/15/22 (h)(o)	2,047	1,842
0.468% 2/15/22 (h)(o)	731	629
Class F, 0.518% 2/15/22 (h)(o)	1,462	1,228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (o)(q)	$ 20,525	$ 215
Class B, 5.487% 2/15/40 (h)(o)	2,009	402
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	450	450
Class G, 6.936% 3/15/33 (h)	865	859
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,562
Series 2001-1 Class X1, 1.2156% 5/15/33 (h)(o)(q)	2,427	15
Series 2007-C1 Class XP, 0.3797% 12/10/49 (o)(q)	27,374	137
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.7915% 12/10/41 (o)(q)	1,552	4
Series 2005-C1 Class X2, 0.7311% 5/10/43 (o)(q)	5,003	29
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (h)(o)	494	455
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,743
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,137
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (h)(o)(q)	21,991	101
Series 2006-GG7 Class A3, 5.881% 7/10/38 (o)	3,464	3,668
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (h)(o)(q)	29,309	243
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (h)(o)	43	42
Class D, 0.489% 6/6/20 (h)(o)	313	295
Class E, 0.579% 6/6/20 (h)(o)	363	333
Class F, 0.649% 6/6/20 (h)(o)	916	832
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(o)	1,650	1,627
Class D, 2.3636% 3/6/20 (h)(o)	3,090	3,047
Class F, 2.8433% 3/6/20 (h)(o)	136	134
Class G, 3.0177% 3/6/20 (h)(o)	67	66
Class H, 3.5846% 3/6/20 (h)(o)	62	61
Class J, 4.4568% 3/6/20 (h)(o)	85	85
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	407	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (h)(o)(q)	$ 23,935	$ 164
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,752	4,749
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,187	1,194
Series 2007-GG10 Class A2, 5.778% 8/10/45	605	619
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (o)	3,908	4,076
Series 2005-CB13 Class E, 5.5268% 1/12/43 (h)(o)	665	69
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,525	9,859
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	428	429
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (h)(o)	853	802
Class C, 0.408% 11/15/18 (h)(o)	606	564
Class D, 0.428% 11/15/18 (h)(o)	269	242
Class E, 0.478% 11/15/18 (h)(o)	387	352
Class F, 0.528% 11/15/18 (h)(o)	581	517
Class G, 0.558% 11/15/18 (h)(o)	503	433
Class H, 0.698% 11/15/18 (h)(o)	387	317
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	914
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (o)	606	630
Class A3, 5.336% 5/15/47	548	591
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (o)	4,608	5,077
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (o)	3,689	3,798
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	3,023
Class A3, 5.42% 1/15/49	3,616	3,921
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	384
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (o)	112	83
Class C, 5.9318% 2/12/49 (o)	294	184
Class D, 5.9318% 2/12/49 (o)	309	155
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)	251	146
Class CS, 5.466% 1/15/49 (o)	108	50
Class ES, 5.7307% 1/15/49 (h)(o)	679	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (o)	$ 1,054	$ 1,169
Series 1998-C1 Class D, 6.98% 2/18/30	343	342
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	321	321
Series 2006-C6 Class A2, 5.262% 9/15/39 (o)	1,137	1,141
Series 2006-C7:
Class A1, 5.279% 11/15/38	24	24
Class A2, 5.3% 11/15/38	1,445	1,459
Class A3, 5.347% 11/15/38	979	1,067
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)	98	99
Class A4, 5.424% 2/15/40	4,069	4,441
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,167
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,550
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,465
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (o)(q)	4,067	25
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (o)(q)	6,055	91
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (o)(q)	2,256	25
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)	1,642	1,779
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,543
Class XCP, 0.4375% 9/15/45 (o)(q)	98,605	918
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (h)(o)	421	383
Class E, 0.488% 9/15/21 (h)(o)	1,518	1,351
Class F, 0.538% 9/15/21 (h)(o)	1,255	1,079
Class G, 0.558% 9/15/21 (h)(o)	2,478	2,032
Class H, 0.598% 9/15/21 (h)(o)	639	505
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,365
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (o)	1,030	1,051
Series 2005-LC1 Class F, 5.5633% 1/12/44 (h)(o)	1,143	608
Series 2006-C1 Class A2, 5.8093% 5/12/39 (o)	1,292	1,331
Series 2007-C1 Class A4, 6.02% 6/12/50 (o)	4,974	5,491
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,087
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (o)	586	574
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (o)	$ 1,398	$ 1,441
Series 2006-4 Class ASB, 5.133% 12/12/49 (o)	1,129	1,200
Series 2007-5:
Class A3, 5.364% 8/12/48	512	528
Class A4, 5.378% 8/12/48	53	56
Class B, 5.479% 8/12/48	3,942	1,824
Series 2007-6:
Class A1, 5.175% 3/12/51	30	30
Class A4, 5.485% 3/12/51 (o)	10,897	11,750
Series 2007-7 Class A4, 5.81% 6/12/50 (o)	4,599	4,981
Series 2007-8 Class A1, 4.622% 8/12/49	203	204
Series 2006-4 Class XP, 0.829% 12/12/49 (o)(q)	25,789	454
Series 2007-6 Class B, 5.635% 3/12/51 (o)	1,314	672
Series 2007-7 Class B, 5.9352% 6/12/50 (o)	114	32
Series 2007-8 Class A3, 6.1636% 8/12/49 (o)	1,133	1,249
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (h)(o)	393	196
Series 2007-XCLA Class A1, 0.398% 7/17/17 (h)(o)	1,863	1,714
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (h)(o)	754	702
Class D, 0.388% 10/15/20 (h)(o)	732	659
Class E, 0.448% 10/15/20 (h)(o)	916	814
Class F, 0.498% 10/15/20 (h)(o)	550	478
Class G, 0.538% 10/15/20 (h)(o)	680	541
Class H, 0.628% 10/15/20 (h)(o)	428	308
Class J, 0.778% 10/15/20 (h)(o)	488	257
Class MHRO, 0.888% 10/15/20 (h)(o)	532	458
Class MJPM, 1.198% 10/15/20 (h)(o)	25	23
Class NHRO, 1.088% 10/15/20 (h)(o)	805	660
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (h)(o)(q)	3,533	8
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,998
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	82	82
Class A31, 5.439% 2/12/44 (o)	666	692
Series 2007-IQ13 Class A1, 5.05% 3/15/44	219	220
Series 2007-T25 Class A1, 5.391% 11/12/49	214	216
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (h)(o)(q)	$ 7,776	$ 25
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (h)(o)(q)	13,898	93
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (h)(o)(q)	9,533	75
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (o)	829	838
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (o)	1,773	1,846
Class A4, 5.8976% 10/15/42 (o)	394	437
Series 2006-T23 Class A3, 5.9755% 8/12/41 (o)	671	722
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)	1,971	2,129
Class AAB, 5.654% 4/15/49	3,520	3,736
Class B, 5.9112% 4/15/49 (o)	323	181
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	106	108
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (h)(o)	1,401	1,345
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (h)(o)	1,791	1,524
Class F, 0.5371% 8/11/18 (h)(o)	2,061	1,682
Class G, 0.5571% 8/11/18 (h)(o)	1,953	1,326
Class J, 0.7971% 8/11/18 (h)(o)	434	237
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (h)(o)	142	106
Class AP2, 0.998% 6/15/20 (h)(o)	237	166
Class F, 0.678% 6/15/20 (h)(o)	4,581	3,757
Class LXR1, 0.898% 6/15/20 (h)(o)	162	138
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	1,703	1,712
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,787
Series 2006-C27 Class A2, 5.624% 7/15/45	989	992
Series 2006-C29:
Class A1, 5.11% 11/15/48	151	152
Class A3, 5.313% 11/15/48	3,490	3,756
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,128	1,155
Class A4, 5.305% 12/15/43	386	399
Class A5, 5.342% 12/15/43	1,406	1,490
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31 Class A4, 5.509% 4/15/47	$ 2,970	$ 3,154
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (o)	4,269	4,445
Class A3, 5.9317% 6/15/49 (o)	2,231	2,412
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)	624	627
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)	1,010	1,013
Class 180B, 5.5782% 10/15/41 (h)(o)	460	460
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,241
Series 2005-C22:
Class B, 5.5358% 12/15/44 (o)	2,914	2,671
Class F, 5.5358% 12/15/44 (h)(o)	2,191	1,289
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	7,210	7,912
Series 2007-C30:
Class C, 5.483% 12/15/43 (o)	3,942	2,128
Class D, 5.513% 12/15/43 (o)	2,102	886
Class XP, 0.6357% 12/15/43 (h)(o)(q)	14,039	159
Series 2007-C31 Class C, 5.8836% 4/15/47 (o)	361	192
Series 2007-C31A Class A2, 5.421% 4/15/47	10,468	10,919
Series 2007-C32:
Class D, 5.9317% 6/15/49 (o)	987	471
Class E, 5.9317% 6/15/49 (o)	1,556	556
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (o)	870	948
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $341,927)		441,787
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (o)	2,300	2,288
California Gen. Oblig.:
7.5% 4/1/34	4,700	5,474
7.55% 4/1/39	2,295	2,704
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,196
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
5.665% 3/1/18	$ 4,260	$ 4,493
5.877% 3/1/19	6,200	6,510
TOTAL MUNICIPAL SECURITIES (Cost $25,768)		27,665
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	2,462	2,556
United Mexican States 6.05% 1/11/40	5,648	6,001
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,241)		8,557
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $185)	196	209
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,642)	3,319	3,781
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)(o) (Cost $670)	1,236	1,184
Fixed-Income Funds - 11.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	3,538,209	390,088
Fidelity High Income Central Fund 2 (p)	4,942,587	557,573
Fidelity Mortgage Backed Securities Central Fund (p)	14,740,049	1,570,994
TOTAL FIXED-INCOME FUNDS (Cost $2,340,434)		2,518,655
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	704,622,321	$ 704,622
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(d)	62,935,642	62,936
TOTAL MONEY MARKET FUNDS (Cost $767,558)		767,558
Cash Equivalents - 2.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) # (d) (Cost $601,817)	$ 601,819	601,817
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $20,534,869)		23,182,022
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(1,205,693)
NET ASSETS - 100%		$ 21,976,329
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
695 CME E-mini S&P 500 Index Contracts	June 2011	$ 46,701	$ 41

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000) (n)

	Sept. 2037	$ 10,506	$ (9,817)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (n)	Sept. 2037	8,556	(7,994)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000) (n)	Sept. 2037	1,132	(1,058)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (n)	Sept. 2037	8,556	(7,994)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000) (n)	Sept. 2037	8,242	(7,700)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000) (n)	Sept. 2037	7,235	(6,760)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (m)

	Dec. 2034	$ 613	$ (598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (m)	Oct. 2034	306	(304)
		$ 45,146	$ (42,225)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,400,000.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,677,000 or 2.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $47,002,000.

(m) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,245,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,043
Legend Pictures LLC	9/23/10	$ 6,428
Swisher Hygiene, Inc.	4/15/11	$ 12,186
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$601,817,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 392,000
Societe Generale	209,817
$ 601,817
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,212
Fidelity Corporate Bond 1-10 Year Central Fund	16,541
Fidelity High Income Central Fund 2	24,827
Fidelity Mortgage Backed Securities Central Fund	30,964
Fidelity Securities Lending Cash Central Fund	717
Total	$ 74,261
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ 258,983*	$ 390,088	58.3%
Fidelity High Income Central Fund 2	434,289	124,774	31,017	557,573	83.7%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	473,272	-	1,570,994	13.8%
Total	$ 2,165,199	$ 598,046	$ 290,000	$ 2,518,655
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,378,983	$ 1,372,436	$ -	$ 6,547
Consumer Staples	1,420,922	1,384,071	36,851	-
Energy	1,708,161	1,696,213	6,139	5,809
Financials	1,897,436	1,851,802	35,257	10,377
Health Care	1,455,604	1,436,083	19,521	-
Industrials	1,456,180	1,432,209	23,971	-
Information Technology	2,483,585	2,455,717	27,868	-
Materials	467,051	467,051	-	-
Telecommunication Services	435,939	418,209	17,730	-
Utilities	453,962	453,962	-	-
Corporate Bonds	1,561,649	-	1,561,649	-
U.S. Government and Government Agency Obligations	2,593,786	-	2,593,786	-
U.S. Government Agency - Mortgage Securities	1,253,139	-	1,253,139	-
Asset-Backed Securities	109,858	-	96,682	13,176
Collateralized Mortgage Obligations	134,554	-	131,208	3,346
Commercial Mortgage Securities	441,787	-	393,690	48,097
Municipal Securities	27,665	-	27,665	-
Foreign Government and Government Agency Obligations	8,557	-	8,557	-
Supranational Obligations	209	-	209	-
Bank Notes	3,781	-	3,781	-
Preferred Securities	1,184	-	1,184	-
Fixed-Income Funds	2,518,655	2,518,655	-	-
Money Market Funds	767,558	767,558	-	-
Cash Equivalents	601,817	-	601,817	-
Total Investments in Securities:	$ 23,182,022	$ 16,253,966	$ 6,840,704	$ 87,352
Derivative Instruments:
Assets
Futures Contracts	$ 41	$ 41	$ -	$ -
Liabilities
Swap Agreements	$ (42,225)	$ -	$ (41,323)	$ (902)
Total Derivative Instruments:	$ (42,184)	$ 41	$ (41,323)	$ (902)
Other Financial Instruments:
Forward Commitments	$ (1,040)	$ -	$ (1,040)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	5,189
Total Unrealized Gain (Loss)	13,261
Cost of Purchases	14,515
Proceeds of Sales	(13,624)
Amortization/Accretion	866
Transfers in to Level 3	7,072
Transfers out of Level 3	(36,038)
Ending Balance	$ 87,352
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 13,390
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	1,376
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (902)
Realized gain (loss) on Swap Agreements for the period	$ (1,422)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 175

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $20,710,906,000. Net unrealized appreciation aggregated $2,471,116,000, of which $2,715,841,000 related to appreciated investment securities and $244,725,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $45,146,000 representing 0.21% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011